Quarterly Report
September 30, 2024
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR SSGA US Equity Premium Income ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR Loomis Sayles Opportunistic Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com. Please read the prospectus carefully before you invest.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
COMMODITIES — 18.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	6,871,642	$92,286,152
DOMESTIC EQUITY — 6.9%
The Energy Select Sector SPDR Fund (a)(b)	397,705	34,918,498
DOMESTIC FIXED INCOME — 4.6%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	253,007	23,228,573
INFLATION LINKED — 8.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,148,942	40,722,451
INTERNATIONAL EQUITY — 23.4%
SPDR S&P Global Infrastructure ETF (a)(b)	1,907,898	117,698,228
VanEck Agribusiness ETF (b)	17,136	1,293,939
		118,992,167
INTERNATIONAL FIXED INCOME — 5.9%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)(b)	747,135	30,102,069
NATURAL RESOURCES — 31.9%
SPDR S&P Global Natural Resources ETF (a)(b)	2,480,992	143,078,809
SPDR S&P Metals & Mining ETF (a)(b)	295,987	18,860,292
		161,939,101
REAL ESTATE — 1.1%
SPDR Dow Jones International Real Estate ETF (a)(b)	98,876	2,726,011
SPDR Dow Jones REIT ETF REIT (a)(b)	27,975	2,985,772
		5,711,783
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $508,309,701)		507,900,794
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	260,766	$260,766
State Street Navigator Securities Lending Portfolio II (e)(f)	46,262,533	46,262,533
TOTAL SHORT-TERM INVESTMENTS (Cost $46,523,299)		$46,523,299
TOTAL INVESTMENTS — 109.1% (Cost $554,833,000)		554,424,093
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(46,285,829)
NET ASSETS — 100.0%		$508,138,264
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$507,900,794	$—	$—	$507,900,794
Short-Term Investments	46,523,299	—	—	46,523,299
TOTAL INVESTMENTS	$554,424,093	$—	$—	$554,424,093

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,266,917	$41,892,626	$1,736,819	$3,935,617	$(39,415)	$1,068,038	2,148,942	$40,722,451	$317,696
SPDR Bloomberg 1-3 Month T-Bills ETF	319,476	29,321,507	856,106	6,939,711	(5,712)	(3,617)	253,007	23,228,573	339,191
SPDR Dow Jones International Real Estate ETF	103,331	2,479,944	84,899	195,889	(2,727)	359,784	98,876	2,726,011	28,788
SPDR Dow Jones REIT ETF	29,278	2,725,782	91,581	219,270	16,931	370,748	27,975	2,985,772	23,641
SPDR FTSE International Government Inflation-Protected Bond ETF	675,635	26,018,704	4,877,201	2,099,145	14,652	1,290,657	747,135	30,102,069	409,089
SPDR S&P Global Infrastructure ETF	2,294,111	125,373,166	3,985,090	25,982,133	872,073	13,450,032	1,907,898	117,698,228	—
SPDR S&P Global Natural Resources ETF	2,601,163	145,274,954	7,131,955	13,660,262	(10,643)	4,342,805	2,480,992	143,078,809	—
SPDR S&P Metals & Mining ETF	265,529	15,753,836	2,937,024	1,211,916	257,859	1,123,489	295,987	18,860,292	31,353
State Street Institutional U.S. Government Money Market Fund, Class G Shares	717,914	717,914	1,832,247	2,289,395	—	—	260,766	260,766	3,845
State Street Navigator Securities Lending Portfolio II	34,075,823	34,075,823	324,992,239	312,805,529	—	—	46,262,533	46,262,533	64,326
The Energy Select Sector SPDR Fund	374,042	34,093,928	5,189,507	3,175,058	235,115	(1,424,994)	397,705	34,918,498	290,127
Total		$457,728,184	$353,714,668	$372,513,925	$1,338,133	$20,576,942		$460,844,002	$1,508,056
See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 25.9%
iShares Mortgage Real Estate ETF (a)	70,147	$1,664,589
Schwab U.S. Dividend Equity ETF (a)	87,983	7,437,203
SPDR ICE Preferred Securities ETF (a)(b)	138,824	4,950,464
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	164,859	7,525,813
		21,578,069
DOMESTIC FIXED INCOME — 43.7%
SPDR Blackstone Senior Loan ETF (a)(b)	119,913	5,007,567
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	36,300	3,332,703
SPDR Bloomberg Convertible Securities ETF (a)(b)	43,790	3,353,876
SPDR Bloomberg High Yield Bond ETF (b)	76,763	7,506,654
SPDR Portfolio Long Term Treasury ETF (b)	419,681	12,200,127
SPDR Portfolio Short Term Corporate Bond ETF (b)	55,045	1,666,763
SPDR Portfolio Short Term Treasury ETF (b)	113,090	3,325,977
		36,393,667
INFLATION LINKED — 3.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	132,159	2,504,413
INTERNATIONAL EQUITY — 10.0%
SPDR S&P Global Infrastructure ETF (a)(b)	108,071	6,666,900
SPDR S&P International Dividend ETF (b)	43,056	1,653,178
		8,320,078
INTERNATIONAL FIXED INCOME — 15.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	236,529	5,030,972
SPDR Bloomberg Emerging Markets USD Bond ETF (a)(b)	199,013	4,997,376
SPDR Bloomberg International Corporate Bond ETF (a)(b)	81,149	2,483,168
		12,511,516
Security Description	Shares	Value
REAL ESTATE — 2.0%
SPDR Dow Jones REIT ETF REIT (a)(b)	15,565	$1,661,252
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $79,792,433)		82,968,995
SHORT-TERM INVESTMENTS — 15.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	299,896	299,896
State Street Navigator Securities Lending Portfolio II (e)(f)	12,216,596	12,216,596
TOTAL SHORT-TERM INVESTMENTS (Cost $12,516,492)		$12,516,492
TOTAL INVESTMENTS — 114.7% (Cost $92,308,925)		95,485,487
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.7)%		(12,222,834)
NET ASSETS — 100.0%		$83,262,653
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$82,968,995	$—	$—	$82,968,995
Short-Term Investments	12,516,492	—	—	12,516,492
TOTAL INVESTMENTS	$95,485,487	$—	$—	$95,485,487

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Blackstone Senior Loan ETF	100,053	$4,182,215	$1,262,939	$436,013	$2,440	$(4,014)	119,913	$5,007,567	$98,679
SPDR Bloomberg 1-10 Year TIPS ETF	112,866	2,085,764	577,936	218,981	10,722	48,972	132,159	2,504,413	16,491
SPDR Bloomberg 1-3 Month T-Bills ETF	23,157	2,125,350	2,558,353	1,354,013	(215)	3,228	36,300	3,332,703	37,577
SPDR Bloomberg Convertible Securities ETF	38,603	2,781,732	790,513	413,937	46,074	149,494	43,790	3,353,876	13,154
SPDR Bloomberg Emerging Markets Local Bond ETF	213,357	4,243,671	1,081,209	607,706	(9,815)	323,613	236,529	5,030,972	65,267
SPDR Bloomberg Emerging Markets USD Bond ETF	175,800	4,188,364	1,046,169	481,960	18,788	226,015	199,013	4,997,376	65,548
SPDR Bloomberg High Yield Bond ETF	93,393	8,804,158	4,040,549	5,579,285	96,807	144,425	76,763	7,506,654	126,297
SPDR Bloomberg International Corporate Bond ETF	—	—	2,662,313	247,797	6,623	62,029	81,149	2,483,168	4,941
SPDR Dow Jones REIT ETF	15,392	1,432,995	313,765	298,028	28,694	183,826	15,565	1,661,252	13,001
SPDR ICE Preferred Securities ETF	124,504	4,224,421	1,023,581	534,263	1,779	234,946	138,824	4,950,464	71,522
SPDR Portfolio Intermediate Term Corporate Bond ETF	9,353	304,534	—	305,577	4,151	(3,108)	—	—	1,147
SPDR Portfolio Long Term Treasury ETF	382,133	10,401,660	4,905,913	3,855,457	(559,415)	1,307,426	419,681	12,200,127	106,689
SPDR Portfolio S&P 500 High Dividend ETF	140,018	5,632,924	2,868,434	1,890,948	179,788	735,615	164,859	7,525,813	75,478
SPDR Portfolio Short Term Corporate Bond ETF	—	—	2,550,668	907,132	6,864	16,363	55,045	1,666,763	9,777
SPDR Portfolio Short Term Treasury ETF	70,237	2,027,742	2,256,243	1,012,068	9,432	44,628	113,090	3,325,977	28,790
SPDR S&P Global Infrastructure ETF	101,473	5,545,500	1,290,918	927,628	85,508	672,602	108,071	6,666,900	—
SPDR S&P International Dividend ETF	139,817	4,813,899	429,481	3,858,364	47,491	220,671	43,056	1,653,178	21,109
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,290	40,290	1,375,000	1,115,394	—	—	299,896	299,896	1,802
State Street Navigator Securities Lending Portfolio II	13,527,077	13,527,077	93,073,164	94,383,645	—	—	12,216,596	12,216,596	25,443
Total		$76,362,296	$124,107,148	$118,428,196	$(24,284)	$4,366,731		$86,383,695	$782,712
See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 93.1%
DOMESTIC EQUITY — 34.6%
SPDR Portfolio S&P 600 Small Cap ETF (a)(b)	218,056	$9,923,729
SPDR S&P 500 ETF Trust (a)	93,421	53,601,233
SPDR S&P MidCap 400 ETF Trust (a)(b)	8,633	4,917,875
The Communication Services Select Sector SPDR Fund (a)(b)	55,380	5,006,352
The Consumer Staples Select Sector SPDR Fund (a)(b)	55,791	4,630,653
The Technology Select Sector SPDR Fund (a)(b)	22,133	4,996,746
		83,076,588
DOMESTIC FIXED INCOME — 20.3%
SPDR Blackstone Senior Loan ETF (a)(b)	84,047	3,509,803
SPDR Bloomberg High Yield Bond ETF (a)	72,498	7,089,579
SPDR Bloomberg International Treasury Bond ETF (a)(b)	101,039	2,360,271
SPDR Portfolio Aggregate Bond ETF (a)	1,287,083	33,644,350
SPDR Portfolio Long Term Treasury ETF (a)	78,803	2,290,803
		48,894,806
INFLATION LINKED — 3.9%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	494,193	9,364,957
INTERNATIONAL EQUITY — 26.9%
SPDR Portfolio Developed World ex-U.S. ETF (a)(b)	712,434	26,759,021
SPDR Portfolio Emerging Markets ETF (a)(b)	742,577	30,653,579
SPDR S&P International Small Cap ETF (a)(b)	215,298	7,348,121
		64,760,721
INTERNATIONAL FIXED INCOME — 7.4%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	338,093	7,191,238
Security Description	Shares	Value
SPDR Bloomberg Emerging Markets USD Bond ETF (a)	140,997	$3,540,547
SPDR Bloomberg International Corporate Bond ETF (a)	231,150	7,073,213
		17,804,998
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $194,600,589)		223,902,070
SHORT-TERM INVESTMENTS — 12.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	16,310,427	16,310,427
State Street Navigator Securities Lending Portfolio II (e)(f)	13,490,712	13,490,712
TOTAL SHORT-TERM INVESTMENTS (Cost $29,801,139)		$29,801,139
TOTAL INVESTMENTS — 105.5% (Cost $224,401,728)		253,703,209
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5)%		(13,270,700)
NET ASSETS — 100.0%		$240,432,509
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$223,902,070	$—	$—	$223,902,070
Short-Term Investments	29,801,139	—	—	29,801,139
TOTAL INVESTMENTS	$253,703,209	$—	$—	$253,703,209

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Blackstone Senior Loan ETF	86,601	$3,619,922	$194,471	$301,406	$1,705	$(4,889)	84,047	$3,509,803	$76,886
SPDR Bloomberg 1-10 Year TIPS ETF	521,839	9,643,585	434,753	944,695	(19,553)	250,867	494,193	9,364,957	72,002
SPDR Bloomberg Emerging Markets Local Bond ETF	361,677	7,193,756	323,389	799,020	71	473,042	338,093	7,191,238	101,162
SPDR Bloomberg Emerging Markets USD Bond ETF	150,361	3,582,291	136,171	361,455	3,021	180,519	140,997	3,540,547	50,949
SPDR Bloomberg High Yield Bond ETF	165,808	15,630,720	7,334,037	16,096,804	104,411	117,215	72,498	7,089,579	164,429
SPDR Bloomberg International Corporate Bond ETF	250,826	7,202,469	284,255	858,235	30,146	414,578	231,150	7,073,213	43,736
SPDR Bloomberg International Treasury Bond ETF	111,791	2,395,681	85,581	322,398	277	201,130	101,039	2,360,271	11,369
SPDR Portfolio Aggregate Bond ETF	763,776	19,163,140	33,176,008	19,876,644	275,561	906,285	1,287,083	33,644,350	262,914
SPDR Portfolio Developed World ex-U.S. ETF	1,234,623	43,310,575	1,182,666	19,644,001	420,134	1,489,647	712,434	26,759,021	—
SPDR Portfolio Emerging Markets ETF	702,417	26,460,048	3,751,328	2,250,909	247,620	2,445,492	742,577	30,653,579	—
SPDR Portfolio Long Term Treasury ETF	259,443	7,062,038	4,605,541	9,647,472	218,177	52,519	78,803	2,290,803	44,480
SPDR Portfolio S&P 600 Small Cap ETF	263,022	10,923,304	641,311	2,593,782	329,213	623,683	218,056	9,923,729	43,584
SPDR S&P 500 ETF Trust	84,357	45,908,767	13,208,859	8,124,199	2,060,995	546,811	93,421	53,601,233	164,944
SPDR S&P International Small Cap ETF	228,092	7,239,640	420,168	840,746	46,669	482,390	215,298	7,348,121	—
SPDR S&P MidCap 400 ETF Trust	8,965	4,796,992	427,393	611,006	179,815	124,681	8,633	4,917,875	14,408
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,255,976	9,255,976	17,817,708	10,763,257	—	—	16,310,427	16,310,427	168,742
State Street Navigator Securities Lending Portfolio II	36,137,931	36,137,931	353,405,868	376,053,087	—	—	13,490,712	13,490,712	42,808
The Communication Services Select Sector SPDR Fund	—	—	4,927,126	96,559	2,131	173,654	55,380	5,006,352	15,050
The Consumer Staples Select Sector SPDR Fund	—	—	4,555,489	53,232	2,594	125,802	55,791	4,630,653	24,725
The Energy Select Sector SPDR Fund	52,854	4,817,642	242,367	4,926,003	(257,927)	123,921	—	—	—
The Financial Select Sector SPDR Fund	—	—	2,270,837	2,340,916	70,079	—	—	—	—
The Industrial Select Sector SPDR Fund	39,158	4,772,185	17,041	4,757,704	(31,356)	(166)	—	—	—
The Technology Select Sector SPDR Fund	21,698	4,908,738	678,270	647,084	43,950	12,872	22,133	4,996,746	8,904
Total		$274,025,400	$450,120,637	$482,910,614	$3,727,733	$8,740,053		$253,703,209	$1,311,092
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 37.3%
ADVERTISING SERVICES — 0.5%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.40%, 4/11/2029 (a)	$631,085	$594,122
Wood Mackenzie Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.60%, 2/7/2031 (a)	299,250	300,148
		894,270
AEROSPACE & DEFENSE — 0.6%
Dynasty Acquisition Co., Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/24/2028 (a)	233,615	234,060
2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/24/2028 (a)	90,076	90,248
Kaman Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 4/21/2031 (a)	110,000	110,550
TransDigm, Inc. 2023 Term Loan J 3 mo. USD Term SOFR + 3.25%, 7.84%, 2/28/2031 (a)	566,393	564,824
		999,682
AIR FREIGHT & LOGISTICS — 0.3%
Worldwide Express Operations LLC 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 9.85%, 7/26/2028 (a)	466,953	469,750
AIRLINES — 0.3%
American Airlines, Inc. 2021 Term Loan (b)	250,000	257,395
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 5.50%, 10.36%, 8/27/2029 (a)	200,517	196,819
		454,214
APPAREL — 0.3%
ABG Intermediate Holdings 2 LLC 2024 Add on Delayed Draw Term Loan (b)	115,000	115,252
S&S Holdings LLC:
2024 Term Loan (b)	295,000	292,926
Term Loan 1 mo. USD Term SOFR + 5.00%, 10.44%, 3/11/2028 (a)	22,854	22,789
		430,967
Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.1%
BBB Industries LLC 2022 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.60%, 7/25/2029 (a)	$100,350	$95,109
USI, Inc. 2024 Term Loan (2029) 3 mo. USD Term SOFR + 2.75%, 8.08%, 11/22/2029 (a)	82,170	82,021
		177,130
AUTO PARTS & EQUIPMENT — 0.3%
Tenneco, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.43%, 11/17/2028 (a)	510,868	486,441
BEVERAGES — 0.3%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.85%, 3/31/2028 (a)	538,668	538,345
BUILDING MATERIALS — 0.2%
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.10%, 2/16/2029 (a)	292,212	279,853
BUILDING PRODUCTS — 0.5%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.85%, 5/17/2028 (a)	414,653	348,605
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 4/12/2028 (a)	477,105	468,094
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.58%, 4/29/2029 (a)	58,863	58,218
		874,917
CAPITAL MARKETS — 0.4%
AqGen Island Holdings, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 8/2/2028 (a)	206,502	206,761
Aretec Group, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.25%, 8/9/2030 (a)	348,215	341,588
Chrysaor Bidco SARL:
USD Delayed Draw Term Loan (b)	3,443	3,461
USD Term Loan B (b)	46,557	46,802
		598,612

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.6%
Discovery Purchaser Corp. Term Loan (b)	$84,787	$84,540
ECO Services Operations Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.50%, 6/12/2031 (a)	42,339	42,137
Nouryon Finance BV 2024 USD Term Loan B1 3 mo. USD Term SOFR + 3.50%, 8.63%, 4/3/2028 (a)	428,823	430,030
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.70%, 4/23/2029 (a)	492,421	481,388
		1,038,095
COMMERCIAL SERVICES — 3.7%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.10%, 5/12/2028 (a)	735,941	729,593
Ankura Consulting Group LLC 2024 Term Loan 6 mo. USD Term SOFR + 4.25%, 9.39%, 3/17/2028 (a)	164,175	164,894
Boost Newco Borrower LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.75%, 1/31/2031 (a)	73,005	73,127
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.00%, 1/31/2031 (a)	364,929	364,837
CHG Healthcare Services, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.86%, 9/29/2028 (a)	329,171	330,061
Creative Artists Agency LLC 2024 1st Lien Term Loan B (b)	160,000	160,075
EAB Global, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.50%, 8/16/2028 (a)	64,675	64,521
Garda World Security Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.83%, 2/1/2029 (a)	473,075	473,608
Grant Thornton Advisors LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.10%, 6/2/2031 (a)	350,000	350,901
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 8.84%, 3/14/2031 (a)	18,424	18,327
2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.84%, 3/14/2031 (a)	625,645	622,320
Security Description	Principal Amount	Value
KUEHG Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.83%, 6/12/2030 (a)	$99,500	$99,908
Mavis Tire Express Services Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.75%, 5/4/2028 (a)	367,060	367,310
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.53%, 7/25/2030 (a)	197,253	198,063
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.83%, 3/26/2031 (a)	428,925	430,265
Prime Security Services Borrower LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.45%, 10/13/2030 (a)	149,625	149,625
Ryan LLC Term Loan (b)	159,599	158,069
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 10/4/2030 (a)	119,100	120,112
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.51%, 6/18/2029 (a)	500,840	502,280
TTF Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.75%, 9.00%, 7/18/2031 (a)	320,000	320,800
VT Topco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/9/2030 (a)	123,441	123,968
Wand NewCo 3, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.50%, 1/30/2031 (a)	578,550	578,550
		6,401,214
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 10.61%, 1/20/2029 (a)	585,165	542,969
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 8.61%, 7/31/2027 (a)	549,950	543,152
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 9.35%, 8/19/2028 (a)	178,226	175,585
		1,261,706

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.1%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 7.97%, 3/9/2027 (a)	$215,644	$197,607
CONSTRUCTION & ENGINEERING — 0.2%
Arcosa, Inc. Term Loan B (b)	50,000	50,000
DG Investment Intermediate Holdings 2, Inc.:
2021 Term Loan (b)	139,765	139,634
2024 Delayed Draw Term Loan (b)	11,265	11,255
KKR Apple Bidco LLC 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.11%, 9/22/2028 (a)	70,550	70,528
Radar Bidco SARL 2024 USD Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.57%, 4/4/2031 (a)	134,663	135,294
		406,711
CONTAINERS & PACKAGING — 1.4%
Berlin Packaging LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.09%, 6/9/2031 (a)	564,941	565,170
Charter NEX U.S., Inc. 2024 Term Loan B (b)	99,741	99,876
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.68%, 8.42%, 4/13/2029 (a)	516,564	514,498
Graham Packaging Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 10.00%, 8/4/2027 (a)	59,533	59,543
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 10.10%, 6/28/2028 (a)	235,990	223,355
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 9.30%, 9/15/2028 (a)	372,353	373,377
Ring Container Technologies Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.00%, 8/12/2028 (a)	37,409	37,424
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.50%, 4/21/2031 (a)	228,850	229,804
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc. 2024 Term Loan B6 3 mo. USD Term SOFR + 4.00%, 9.33%, 9/15/2028 (a)	$337,654	$338,580
		2,441,627
DISTRIBUTION/WHOLESALE — 0.4%
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.75%, 9/29/2028 (a)	120,490	114,239
Fluid-Flow Products, Inc. Term Loan 1 mo. USD Term SOFR + 3.75%, 9.35%, 3/31/2028 (a)	99,742	99,880
Windsor Holdings III LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.46%, 8/1/2030 (a)	500,685	503,681
		717,800
DIVERSIFIED CONSUMER SERVICES — 0.4%
Ascend Learning LLC:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 11.10%, 12/10/2029 (a)	144,286	140,047
2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.85%, 12/11/2028 (a)	447,065	445,543
Mister Car Wash Holdings, Inc. 2024 Term Loan B (b)	99,750	99,973
		685,563
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Advisor Group, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.25%, 8/17/2028 (a)	387,077	383,386
Apex Group Treasury LLC USD Term Loan 3 mo. USD Term SOFR + 3.75%, 9.12%, 7/27/2028 (a)	89,810	90,035
Assetmark Financial Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.60%, 9/5/2031 (a)	455,219	450,453
CPI Holdco B LLC Term Loan 1 mo. USD Term SOFR + 2.00%, 6.85%, 5/19/2031 (a)	150,000	149,477
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 4/9/2027 (a)	464,323	455,528
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.50%, 10/6/2028 (a)	340,000	339,859

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.50%, 4/7/2028 (a)	$159,600	$159,485
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 2/28/2031 (a)	287,829	289,167
Focus Financial Partners LLC 2024 Term Loan B8 (b)	288,964	288,433
Janney Montgomery Scott LLC:
Delayed Draw Term Loan (b)	22,857	22,786
Term Loan (b)	137,143	136,714
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.06%, 3/22/2031 (a)	224,437	225,349
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.49%, 7/3/2031 (a)	218,657	218,657
Plano HoldCo, Inc. Term Loan B (b)	135,000	135,338
		3,344,667
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.80%, 8/15/2028 (a)	130,886	98,492
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 12/17/2027 (a)	571,000	570,912
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.60%, 11/29/2030 (a)	150,000	151,188
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.85%, 11/30/2029 (a)	448,750	448,595
		1,269,187
E-COMMERCE/SERVICES — 0.1%
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 8.00%, 7/8/2031 (a)	100,000	99,969
ELECTRIC — 0.6%
Alpha Generation LLC Term Loan B (b)	475,000	475,679
Kohler Energy Co. LLC USD Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/1/2031 (a)	320,738	324,145
Security Description	Principal Amount	Value
Lightning Power LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.35%, 8/18/2031 (a)	$265,000	$265,847
		1,065,671
ENTERTAINMENT — 1.0%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.00%, 2/15/2029 (a)	295,235	297,033
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.79%, 10/2/2028 (a)	338,601	323,259
CE Intermediate I LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.76%, 11/10/2028 (a)	186,936	187,462
Crown Finance U.S., Inc. 2023 Exit Term Loan 1 mo. USD Term SOFR + 1.50%, 7.00%, 7/31/2028 (a)	42,879	43,508
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 1/27/2029 (a)	616,232	615,228
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.32%, 4/4/2029 (a)	320,234	318,706
		1,785,196
FOOD PRODUCTS — 0.1%
Fiesta Purchaser, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 2/12/2031 (a)	149,625	149,906
Solina Bidco 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.09%, 3/7/2029 (a)	84,788	85,264
		235,170
FOOD-MISC/DIVERSIFIED — 0.1%
Skopima Merger Sub, Inc. Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.36%, 5/12/2028 (a)	186,561	186,503
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 8.66%, 5/10/2027 (a)	431,090	430,073
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.43%, 10/1/2027 (a)	506,531	483,420

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Medline Borrower LP 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.00%, 10/23/2028 (a)	$41,035	$41,098
Resonetics LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.71%, 6/18/2031 (a)	230,000	230,575
		1,185,166
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Auris Luxembourg III SARL 2024 USD Term Loan B4 6 mo. USD Term SOFR + 4.25%, 9.56%, 2/28/2029 (a)	493,762	494,999
GHX Ultimate Parent Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.13%, 6/30/2027 (a)	168,505	169,453
Global Medical Response, Inc. 2024 PIK Term Loan 1 mo. USD Term SOFR + 5.50%, 10.84%, 10/31/2028 (a)	673,483	670,694
MED ParentCo LP 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 4/15/2031 (a)	350,000	350,950
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.60%, 3/12/2028 (a)	183,685	166,365
Outcomes Group Holdings, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.10%, 5/6/2031 (a)	149,625	150,701
Parexel International Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.25%, 11/15/2028 (a)	66,288	66,376
Radiology Partners, Inc. 2024 Extended Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.88%, 1/31/2029 (a)	225,898	221,946
Team Health Holdings, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 5.25%, 10.50%, 3/2/2027 (a)	509,844	489,053
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.71%, 10/1/2028 (a)	129,019	126,608
		2,907,145
HOLDING COMPANIES & DIVERSIFIED — 0.2%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.00%, 11/1/2030 (a)	348,096	350,056
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.3%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.84%, 7/31/2028 (a)	$488,366	$488,342
HOTELS, RESTAURANTS & LEISURE — 0.3%
Alterra Mountain Co. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.25%, 8.50%, 8/17/2028 (a)	60,447	60,661
Caesars Entertainment, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 8.00%, 2/6/2031 (a)	39,800	39,859
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.10%, 2/1/2028 (a)	413,722	399,027
		499,547
HOUSEWARES — 0.1%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 11.00%, 10/30/2029 (a)	99,375	100,291
INSURANCE — 2.2%
Alliant Holdings Intermediate LLC 2024 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.96%, 9/19/2031 (a)	358,684	357,081
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 8.75%, 2/14/2031 (a)	628,750	628,860
Asurion LLC 2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 9.21%, 9/13/2030 (a)	34,887	34,326
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.25%, 8.50%, 6/13/2031 (a)	617,229	615,479
Howden Group Holdings Ltd.:
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.76%, 4/18/2030 (a)	199,494	199,797
2024 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 2/15/2031 (a)	446,669	447,507
HUB International Ltd. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.26%, 6/20/2030 (a)	244,959	244,878
OneDigital Borrower LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.50%, 7/2/2031 (a)	224,437	222,941

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.25%, 7/31/2031 (a)	$335,722	$335,480
Truist Insurance Holdings LLC 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 8.58%, 5/6/2031 (a)	716,589	716,664
		3,803,013
INTERNET & TELECOM — 0.8%
CNT Holdings I Corp. 2020 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.75%, 11/8/2027 (a)	268,474	269,404
Endure Digital, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.96%, 2/10/2028 (a)	391,508	347,148
Gen Digital, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.60%, 9/12/2029 (a)	99,616	99,406
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.50%, 5/3/2028 (a)	465,396	463,002
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.00%, 3/15/2030 (a)	265,328	265,548
		1,444,508
INVESTMENT COMPANIES — 0.5%
AAL Delaware Holdco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 7/30/2031 (a)	315,000	316,820
BEP Intermediate Holdco LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.00%, 4/25/2031 (a)	149,625	150,373
CD&R Hydra Buyer, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.35%, 3/25/2031 (a)	189,200	188,196
Truist Insurance Holdings LLC 2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/6/2032 (a)	200,000	203,750
		859,139
IT SERVICES — 0.4%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.25%, 8/18/2028 (a)	246,637	248,002
Security Description	Principal Amount	Value
Ahead DB Holdings LLC 2024 Term Loan B3 1 mo. USD Term SOFR + 3.50%, 8.80%, 2/1/2031 (a)	$51,997	$52,133
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/2/2028 (a)	283,220	281,122
Magenta Security Holdings LLC:
2024 First Out Term Loan 3 mo. USD Term SOFR + 6.75%, 12.13%, 7/27/2028 (a)	55,727	52,970
2024 Super Priority Term Loan 3 mo. USD Term SOFR + 6.25%, 11.37%, 7/27/2028 (a)	19,648	20,041
Peraton Corp. 2nd Lien Term Loan B1 3 mo. USD Term SOFR + 7.75%, 12.97%, 2/1/2029 (a)	31,291	29,462
		683,730
LEISURE TIME — 0.4%
Amer Sports Co. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 8.35%, 2/17/2031 (a)	247,237	248,165
GBT U.S. III LLC Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.28%, 7/25/2031 (a)	320,000	319,733
LC Ahab U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 5/1/2031 (a)	101,000	101,568
		669,466
MACHINERY — 0.8%
Chart Industries, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.82%, 3/15/2030 (a)	56,669	56,633
Madison IAQ LLC Term Loan 1 mo. USD Term SOFR + 2.75%, 7.89%, 6/21/2028 (a)	182,373	182,443
Pro Mach Group, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.35%, 8/31/2028 (a)	179,550	180,348
SPX Flow, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 4/5/2029 (a)	485,000	486,164
TK Elevator U.S. Newco, Inc. USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.59%, 4/30/2030 (a)	441,735	443,116
		1,348,704

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 1.8%
Cengage Learning, Inc. 2024 Term Loan B 6 mo. USD Term SOFR + 4.25%, 9.54%, 3/22/2031 (a)	$681,575	$683,875
Charter Communications Operating LLC 2019 Term Loan B2 1 mo. USD Term SOFR + 1.75%, 7.08%, 2/1/2027 (a)	93,126	93,116
Cogeco Communications Finance USA LP 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 9/1/2028 (a)	153,868	151,416
CSC Holdings LLC 2019 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.95%, 4/15/2027 (a)	246,145	225,926
Directv Financing LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.61%, 8/2/2029 (a)	724,972	715,004
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 8.46%, 12/1/2028 (a)	57,971	53,612
McGraw-Hill Global Education Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.23%, 8/6/2031 (a)	478,684	481,078
MJH Healthcare Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.60%, 1/28/2029 (a)	129,675	129,716
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.61%, 9/25/2026 (a)	157,675	135,700
Univision Communications, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.61%, 1/31/2029 (a)	164,103	160,410
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.95%, 1/31/2028 (a)	338,029	323,943
		3,153,796
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B (b)	153,839	154,320
METALS & MINING — 0.3%
Arsenal AIC Parent LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.56%, 8/18/2030 (a)	574,332	574,619
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.4%
LTI Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.00%, 7/19/2029 (a)	$185,000	$182,196
Touchdown Acquirer, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.10%, 2/21/2031 (a)	450,000	450,070
		632,266
PHARMACEUTICALS — 0.1%
Dragon Buyer, Inc. Term Loan B (b)	90,000	89,685
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 12.00%, 4/12/2029 (a)	49,375	46,832
Vizient, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.25%, 8/1/2031 (a)	52,728	52,886
		189,403
PIPELINES — 0.5%
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.04%, 12/21/2028 (a)	572,999	568,630
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (a)	135,787	135,994
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.86%, 11/17/2028 (a)	149,839	150,227
		854,851
RETAIL — 1.7%
BCPE Grill Parent 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.00%, 9/30/2030 (a)	70,779	68,258
Harbor Freight Tools USA, Inc. 2024 Term Loan B (b)	250,000	246,511
LBM Acquisition LLC 2024 Incremental Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.14%, 6/6/2031 (a)	641,913	630,512
Peer Holding III BV 2024 USD Term Loan B5 3 mo. USD Term SOFR + 3.00%, 7.60%, 7/1/2031 (a)	570,000	572,494

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Restoration Hardware, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 10/20/2028 (a)	$24,858	$23,957
Spencer Spirit IH LLC 2024 Term Loan B 3 mo. USD Term SOFR + 5.50%, 10.62%, 7/15/2031 (a)	65,000	65,163
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 11.08%, 9/4/2029 (a)	501,922	457,286
Tacala LLC:
2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 8.85%, 1/31/2031 (a)	1,496	1,500
2024 Term Loan B (b)	597,000	598,642
Whatabrands LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.61%, 8/3/2028 (a)	149,624	149,574
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.50%, 10/19/2029 (a)	165,000	164,000
		2,977,897
RETAIL-BUILDING PRODUCTS — 0.2%
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.84%, 12/28/2027 (a)	330,458	325,724
SEMICONDUCTOR EQUIPMENT — 0.2%
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan (b)	80,000	80,525
2024 Term Loan (b)	300,000	298,031
		378,556
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Allegro Microsystems, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.50%, 10/31/2030 (a)	67,000	67,000
Clarios Global LP 2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.75%, 5/6/2030 (a)	130,000	130,217
		197,217
SHIPBUILDING — 0.2%
LSF11 Trinity Bidco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.81%, 6/14/2030 (a)	326,852	327,669
Security Description	Principal Amount	Value
SOFTWARE — 6.4%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 8.29%, 2/24/2031 (a)	$188,291	$188,656
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.56%, 5/8/2028 (a)	93,215	93,670
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.50%, 2/15/2029 (a)	565,130	562,541
Banff Merger Sub, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 11.01%, 7/30/2032 (a)	125,000	123,229
2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.01%, 7/30/2031 (a)	671,007	670,473
BCPE Pequod Buyer, Inc. USD Term Loan B (b)	160,000	159,483
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 9.00%, 12/29/2028 (a)	298,720	299,654
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 7/6/2029 (a)	675,451	669,261
Cloud Software Group, Inc.:
2024 Third Amendment Term Loan 3 mo. USD Term SOFR + 4.50%, 9.83%, 3/21/2031 (a)	160,000	160,622
2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 3/30/2029 (a)	718,383	716,285
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.59%, 5/1/2031 (a)	566,343	566,697
DCert Buyer, Inc. 2019 Term loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 10/16/2026 (a)	93,731	91,183
ECI Macola Max Holding LLC 2024 Term Loan (b)	94,151	94,534
EP Purchaser LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.10%, 11/6/2028 (a)	143,546	144,084
Epicor Software Corp. 2024 Term Loan E 1 mo. USD Term SOFR + 3.25%, 8.50%, 5/30/2031 (a)	433,913	434,748

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Flexera Software LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.84%, 3/3/2028 (a)	$204,560	$204,909
Genesys Cloud Services Holdings II LLC 2024 USD Term Loan B (b)	383,575	384,789
Idera, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.75%, 3/2/2028 (a)	164,587	161,579
Ivanti Software, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.83%, 12/1/2027 (a)	203,962	173,863
McAfee LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 3/1/2029 (a)	485,817	484,717
Mitchell International, Inc.:
2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.50%, 6/17/2031 (a)	240,000	236,771
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 10.50%, 6/17/2032 (a)	75,000	73,844
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.50%, 9.83%, 7/1/2031 (a)	150,000	143,954
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 3/28/2031 (a)	99,500	99,998
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.51%, 6/2/2028 (a)	244,740	240,981
Project Alpha Intermediate Holding, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.00%, 10/28/2030 (a)	540,385	542,195
Project Boost Purchaser LLC:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 10.53%, 7/16/2032 (a)	95,000	95,316
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.79%, 7/16/2031 (a)	575,000	575,408
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 10.60%, 7/20/2029 (a)	210,748	189,959
Security Description	Principal Amount	Value
Project Ruby Ultimate Parent Corp.:
2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.61%, 3/10/2028 (a)	$189,147	$189,087
2024 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 3/10/2028 (a)	417,900	418,370
RealPage, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 8.36%, 4/24/2028 (a)	313,768	304,983
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.00%, 11/28/2028 (a)	398,241	399,127
Sovos Compliance LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.50%, 9.86%, 8/11/2028 (a)	125,230	125,337
UKG, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.55%, 2/10/2031 (a)	448,875	449,436
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 3.25%, 9.51%, 4/24/2028 (a)	521,346	508,966
VS Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 4/11/2031 (a)	74,812	75,031
		11,053,740
SPECIALTY RETAIL — 0.4%
K-Mac Holdings Corp. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.86%, 7/21/2028 (a)	345,058	345,843
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.85%, 4/17/2028 (a)	330,504	262,254
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.10%, 2/11/2028 (a)	94,168	93,504
		701,601
STEEL-PRODUCERS — 0.1%
Phoenix Services International LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 11.35%, 6/30/2028 (a)	213,806	205,254

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIPMENT — 0.2%
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 8.45%, 10/15/2029 (a)	$261,333	$260,244
TRANSPORT-SERVICES — 0.3%
Savage Enterprises LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.25%, 9/15/2028 (a)	447,907	449,826
TOTAL SENIOR FLOATING RATE LOANS (Cost $64,017,173)		64,116,957
ASSET-BACKED SECURITIES — 8.4%
OTHER ABS — 8.4%
Apidos CLO XI Ltd. Series 2012-11A, Class ER3, 3 mo. USD Term SOFR + 6.83%, 12.12%, 4/17/2034 (a) (c)	500,000	498,250
ARES Loan Funding II Ltd. Series 2022-ALF2A, Class ER, 3 mo. USD Term SOFR + 8.24%, 13.52%, 10/20/2036 (a) (c)	750,000	776,775
ARES LXII CLO Ltd. Series 2021-62A, Class E, 3 mo. USD Term SOFR + 6.76%, 12.05%, 1/25/2034 (a) (c)	650,000	647,205
ARES LXVIII CLO Ltd. Series 2023-68A, Class E, 3 mo. USD Term SOFR + 8.55%, 13.83%, 4/25/2035 (a) (c)	750,000	773,847
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 12.14%, 1/20/2035 (a) (c)	500,000	496,850
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 11.69%, 10/20/2031 (a) (c)	750,000	747,450
Barings CLO Ltd. Series 2019-3A, Class ER, 3 mo. USD Term SOFR + 6.96%, 12.24%, 4/20/2031 (a) (c)	750,000	751,449
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 mo. USD Term SOFR + 7.01%, 12.29%, 4/20/2034 (a) (c)	500,000	498,000
Canyon CLO Ltd. Series 2020-1A, Class ER, 3 mo. USD Term SOFR + 6.61%, 11.91%, 7/15/2034 (a) (c)	602,000	598,448
Carlyle U.S. CLO Ltd.:
Series 2021-9A, Class E, 3 mo. USD Term SOFR + 6.89%, 12.17%, 10/20/2034 (a) (c)	712,882	706,108
Security Description	Principal Amount	Value
Series 2018-4A, Class E2R, 3 mo. USD Term SOFR + 7.86%, 12.73%, 10/17/2037 (a) (c)	$500,000	$499,933
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 12.03%, 4/20/2037 (a) (c)	500,000	511,400
Galaxy XXIV CLO Ltd. Series 2017-24A, Class DR, 3 mo. USD Term SOFR + 4.15%, 9.45%, 4/15/2037 (a) (c)	500,000	501,641
GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, Class ER, 3 mo. USD Term SOFR + 6.41%, 11.69%, 10/20/2034 (a) (c)	800,000	798,080
KKR CLO 35 Ltd. Series 35A, Class E, 3 mo. USD Term SOFR + 7.08%, 12.36%, 10/20/2034 (a) (c)	750,000	747,000
Palmer Square CLO Ltd. Series 2019-1A, Class DR, 3 mo. USD Term SOFR + 6.76%, 11.88%, 11/14/2034 (a) (c)	500,000	498,050
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 11.64%, 7/20/2034 (a) (c)	1,480,000	1,472,896
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 11.39%, 4/23/2034 (a) (c)	500,000	497,750
Rad CLO 15 Ltd. Series 2021-15A, Class E, 3 mo. USD Term SOFR + 6.46%, 11.74%, 1/20/2034 (a) (c)	652,349	649,218
Regatta XVIII Funding Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.21%, 11.51%, 1/15/2034 (a) (c)	800,000	797,600
RR 20 Ltd. Series 2022-20A, Class D, 3 mo. USD Term SOFR + 7.25%, 12.55%, 7/15/2037 (a) (c)	500,000	500,858
Vibrant CLO XVI Ltd. Series 2023-16A, Class C, 3 mo. USD Term SOFR + 5.84%, 11.14%, 4/15/2036 (a) (c)	500,000	511,297
		14,480,105
TOTAL ASSET-BACKED SECURITIES (Cost $13,851,489)		14,480,105

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.2%
AEROSPACE & DEFENSE — 0.2%
Flame Newco LLC (d) (e)	19,856	$274,013
ENTERTAINMENT — 0.0% (f)
Cineworld Group PLC (d) (e)	1,834	37,276
TOTAL COMMON STOCKS (Cost $242,709)		311,289

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 2.7%
DOMESTIC FIXED INCOME — 2.7%
SPDR Blackstone Senior Loan ETF (g) (Cost $4,530,191)	108,664	4,537,809
	Principal Amount
CORPORATE BONDS & NOTES — 49.1%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	$331,000	314,476
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (c)	88,000	75,711
7.75%, 4/15/2028 (c)	1,030,000	921,407
Lamar Media Corp. 3.75%, 2/15/2028	126,000	121,094
AEROSPACE & DEFENSE — 1.5%
Bombardier, Inc. 7.45%, 5/1/2034 (c)	690,000	761,270
Moog, Inc. 4.25%, 12/15/2027 (c)	60,000	58,352
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	209,000	199,633
TransDigm, Inc.:
4.63%, 1/15/2029	605,000	584,817
4.88%, 5/1/2029	530,000	515,998
6.38%, 3/1/2029 (c)	510,000	526,004
AIRLINES — 0.3%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	400,000	421,320
APPAREL — 0.2%
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (c)	430,000	379,484
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc. 3.75%, 1/30/2031 (c)	1,000,000	907,970
Wabash National Corp. 4.50%, 10/15/2028 (c)	10,000	9,183
AUTO PARTS & EQUIPMENT — 0.1%
Phinia, Inc.:
6.63%, 10/15/2032 (c)	152,000	153,154
Security Description	Principal Amount	Value
6.75%, 4/15/2029 (c)	$71,000	$73,425
BANKS — 0.2%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (c)	200,000	201,536
Popular, Inc. 7.25%, 3/13/2028	195,000	205,019
BEVERAGES — 0.2%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (c)	397,000	380,536
CHEMICALS — 0.3%
Axalta Coating Systems LLC 3.38%, 2/15/2029 (c)	70,000	65,477
Methanex Corp. 5.13%, 10/15/2027	116,000	114,747
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (c)	299,000	295,436
COAL — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (c)	360,000	382,774
COMMERCIAL SERVICES — 1.8%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	230,000	227,758
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	230,000	213,387
Cimpress PLC 7.38%, 9/15/2032 (c)	104,000	104,934
Deluxe Corp. 8.00%, 6/1/2029 (c)	350,000	331,975
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	534,000	526,892
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (c)	340,000	334,574
11.25%, 12/15/2027 (c)	940,000	976,575
Service Corp. International:
3.38%, 8/15/2030	182,000	164,821
4.00%, 5/15/2031	200,000	185,012
United Rentals North America, Inc. 3.88%, 11/15/2027	16,000	15,603
Upbound Group, Inc. 6.38%, 2/15/2029 (c)	44,000	42,604
COMPUTERS — 0.5%
Crane NXT Co. 4.20%, 3/15/2048	52,000	34,983
KBR, Inc. 4.75%, 9/30/2028 (c)	140,000	134,588
Science Applications International Corp. 4.88%, 4/1/2028 (c)	170,000	166,552
Seagate HDD Cayman 4.13%, 1/15/2031	292,000	269,951
Unisys Corp. 6.88%, 11/1/2027 (c)	30,000	28,950

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Western Digital Corp. 4.75%, 2/15/2026	$260,000	$258,445
CONSTRUCTION MATERIALS — 0.2%
Griffon Corp. 5.75%, 3/1/2028	182,000	179,503
James Hardie International Finance DAC 5.00%, 1/15/2028 (c)	171,000	169,398
DIVERSIFIED FINANCIAL SERVICES — 5.7%
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (c)	365,000	385,936
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (c)	172,000	171,871
9.25%, 7/1/2031 (c)	250,000	269,002
Encore Capital Group, Inc. 8.50%, 5/15/2030 (c)	461,000	485,793
Enova International, Inc.:
9.13%, 8/1/2029 (c)	460,000	472,116
11.25%, 12/15/2028 (c)	500,000	538,900
goeasy Ltd.:
7.63%, 7/1/2029 (c)	360,000	373,043
9.25%, 12/1/2028 (c)	98,000	105,686
LD Holdings Group LLC 8.75%, 11/1/2027 (c)	480,000	465,667
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (c)	630,000	626,989
5.13%, 12/15/2030 (c)	258,000	247,456
5.50%, 8/15/2028 (c)	200,000	198,142
5.75%, 11/15/2031 (c)	463,000	453,647
Navient Corp.:
9.38%, 7/25/2030	27,000	29,955
11.50%, 3/15/2031	440,000	502,691
Series A, 5.63%, 8/1/2033	1,060,000	940,867
OneMain Finance Corp.:
3.88%, 9/15/2028	10,000	9,275
4.00%, 9/15/2030	25,000	22,257
5.38%, 11/15/2029	108,000	103,734
6.63%, 1/15/2028	240,000	244,490
7.50%, 5/15/2031	76,000	78,256
7.88%, 3/15/2030	159,000	166,300
9.00%, 1/15/2029	40,000	42,379
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (c)	100,000	95,456
7.88%, 12/15/2029 (c)	727,000	774,778
PRA Group, Inc.:
5.00%, 10/1/2029 (c)	70,000	64,446
8.38%, 2/1/2028 (c)	790,000	819,743
8.88%, 1/31/2030 (c)	142,000	147,794
StoneX Group, Inc. 7.88%, 3/1/2031 (c)	277,000	295,058
Synchrony Financial 7.25%, 2/2/2033	600,000	624,480
Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
EnerSys 4.38%, 12/15/2027 (c)	$84,000	$81,636
ENGINEERING & CONSTRUCTION — 0.9%
AECOM 5.13%, 3/15/2027	560,000	561,249
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	250,000	241,370
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (c)	291,000	270,557
Tutor Perini Corp. 11.88%, 4/30/2029 (c)	352,000	392,469
ENTERTAINMENT — 0.8%
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (c)	140,000	108,499
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	457,000	448,216
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	257,000	252,670
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (c)	503,000	377,672
5.88%, 9/1/2031 (c)	180,000	122,875
ENVIRONMENTAL CONTROL — 0.3%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (c)	64,000	63,108
5.13%, 7/15/2029 (c)	10,000	9,881
Enviri Corp. 5.75%, 7/31/2027 (c)	420,000	411,726
FOOD — 1.0%
Post Holdings, Inc.:
4.63%, 4/15/2030 (c)	950,000	908,637
5.50%, 12/15/2029 (c)	390,000	387,215
TreeHouse Foods, Inc. 4.00%, 9/1/2028	299,000	276,644
United Natural Foods, Inc. 6.75%, 10/15/2028 (c)	200,000	190,752
FOREST PRODUCTS & PAPER — 0.0% (f)
Mercer International, Inc. 5.13%, 2/1/2029	33,000	28,131
HEALTH CARE PRODUCTS — 0.9%
Avantor Funding, Inc. 3.88%, 11/1/2029 (c)	80,000	75,703
Hologic, Inc. 4.63%, 2/1/2028 (c)	742,000	728,347
Teleflex, Inc. 4.25%, 6/1/2028 (c)	689,000	667,276
HEALTH CARE SERVICES — 1.9%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (c)	30,000	28,590
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (c)	100,000	97,173

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (c)	$415,000	$364,706
5.25%, 5/15/2030 (c)	160,000	147,202
6.13%, 4/1/2030 (c)	20,000	17,056
6.88%, 4/15/2029 (c)	227,000	205,589
8.00%, 12/15/2027 (c)	160,000	160,443
10.88%, 1/15/2032 (c)	460,000	507,017
DaVita, Inc.:
3.75%, 2/15/2031 (c)	188,000	169,386
4.63%, 6/1/2030 (c)	831,000	790,904
Encompass Health Corp. 4.50%, 2/1/2028	592,000	581,024
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (c)	30,000	18,827
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (c)	90,000	87,274
HOME BUILDERS — 1.4%
Beazer Homes USA, Inc. 7.25%, 10/15/2029	7,000	7,191
Century Communities, Inc. 3.88%, 8/15/2029 (c)	520,000	487,177
Forestar Group, Inc. 3.85%, 5/15/2026 (c)	213,000	208,401
Landsea Homes Corp. 8.88%, 4/1/2029 (c)	260,000	274,227
LGI Homes, Inc. 4.00%, 7/15/2029 (c)	150,000	138,760
M/I Homes, Inc.:
3.95%, 2/15/2030	145,000	135,355
4.95%, 2/1/2028	200,000	196,570
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (c)	30,000	29,857
5.75%, 1/15/2028 (c)	573,000	582,598
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	290,000	295,310
HOME FURNISHINGS — 0.5%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (c)	210,000	187,064
4.00%, 4/15/2029 (c)	680,000	633,651
HOUSEWARES — 0.1%
Newell Brands, Inc. 6.38%, 9/15/2027	110,000	111,519
INTERNET — 1.9%
ANGI Group LLC 3.88%, 8/15/2028 (c)	299,000	274,264
Cogent Communications Group LLC 7.00%, 6/15/2027 (c)	539,000	548,271
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (c)	840,000	788,441
Rakuten Group, Inc.:
9.75%, 4/15/2029 (c)	1,000,000	1,092,580
11.25%, 2/15/2027 (c)	486,000	532,622
Security Description	Principal Amount	Value
Wayfair LLC 7.25%, 10/31/2029 (c) (h)	$80,000	$81,937
INVESTMENT COMPANY SECURITY — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.00%, 6/15/2030 (c)	116,000	116,760
IT SERVICES — 0.0% (f)
ASGN, Inc. 4.63%, 5/15/2028 (c)	80,000	77,747
LEISURE TIME — 1.1%
Carnival Corp. 7.63%, 3/1/2026 (c)	590,000	595,876
Life Time, Inc. 8.00%, 4/15/2026 (c)	480,000	484,411
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (c)	540,000	565,558
Royal Caribbean Cruises Ltd. 3.70%, 3/15/2028	245,000	236,418
LODGING — 1.0%
Boyd Gaming Corp. 4.75%, 6/15/2031 (c)	44,000	41,990
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (c)	164,000	148,138
3.75%, 5/1/2029 (c)	690,000	654,734
Station Casinos LLC 4.50%, 2/15/2028 (c)	62,000	59,886
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (c)	290,000	279,656
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (c)	500,000	500,140
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (c)	90,000	86,821
4.13%, 4/15/2029 (c)	70,000	67,278
Terex Corp. 6.25%, 10/15/2032 (c) (h)	263,000	263,000
MACHINERY-DIVERSIFIED — 0.1%
Mueller Water Products, Inc. 4.00%, 6/15/2029 (c)	260,000	247,975
MEDIA — 2.5%
AMC Networks, Inc. 4.25%, 2/15/2029	347,000	250,864
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (c)	440,000	388,612
4.25%, 1/15/2034 (c)	150,000	123,174
4.50%, 8/15/2030 (c)	100,000	90,520
4.75%, 3/1/2030 (c)	490,000	450,183
4.75%, 2/1/2032 (c)	185,000	162,687
5.00%, 2/1/2028 (c)	80,000	77,843
5.38%, 6/1/2029 (c)	40,000	38,528

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CSC Holdings LLC:
6.50%, 2/1/2029 (c)	$30,000	$24,818
7.50%, 4/1/2028 (c)	40,000	26,673
11.25%, 5/15/2028 (c)	370,000	357,283
11.75%, 1/31/2029 (c)	350,000	337,817
Gray Television, Inc.:
4.75%, 10/15/2030 (c)	455,000	291,013
5.38%, 11/15/2031 (c)	288,000	179,836
News Corp. 3.88%, 5/15/2029 (c)	313,000	296,023
Nexstar Media, Inc.:
4.75%, 11/1/2028 (c)	890,000	849,104
5.63%, 7/15/2027 (c)	138,000	136,717
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (c)	30,000	23,522
5.50%, 3/1/2030 (c)	190,000	137,254
METAL FABRICATE & HARDWARE — 0.3%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	153,000	149,773
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	300,000	288,156
MINING — 0.5%
Eldorado Gold Corp. 6.25%, 9/1/2029 (c)	300,000	299,826
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (c)	94,000	92,254
Hecla Mining Co. 7.25%, 2/15/2028	208,000	212,208
IAMGOLD Corp. 5.75%, 10/15/2028 (c)	265,000	262,578
Taseko Mines Ltd. 8.25%, 5/1/2030 (c)	19,000	19,942
OFFICE & BUSINESS EQUIPMENT — 0.7%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (c)	280,000	278,247
7.25%, 3/15/2029 (c)	640,000	630,458
Xerox Holdings Corp. 5.50%, 8/15/2028 (c)	327,000	279,196
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	210,000	206,346
OIL & GAS — 5.7%
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (c)	350,000	340,140
California Resources Corp. 8.25%, 6/15/2029 (c)	797,000	812,828
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (c)	20,000	19,484
9.75%, 7/15/2028 (c)	560,000	550,402
Chord Energy Corp. 6.38%, 6/1/2026 (c)	200,000	200,530
Security Description	Principal Amount	Value
CNX Resources Corp.:
6.00%, 1/15/2029 (c)	$849,000	$853,678
7.25%, 3/1/2032 (c)	416,000	436,463
Comstock Resources, Inc.:
5.88%, 1/15/2030 (c)	496,000	463,854
6.75%, 3/1/2029 (c)	220,000	215,054
Crescent Energy Finance LLC:
7.63%, 4/1/2032 (c)	100,000	100,296
9.25%, 2/15/2028 (c)	1,000,000	1,044,250
CVR Energy, Inc. 5.75%, 2/15/2028 (c)	357,000	335,430
EnQuest PLC 11.63%, 11/1/2027 (c)	76,000	77,126
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (c)	308,000	316,529
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (c)	680,000	686,147
Parkland Corp.:
4.50%, 10/1/2029 (c)	348,000	329,375
4.63%, 5/1/2030 (c)	163,000	153,797
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	140,000	138,309
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	200,000	199,584
SM Energy Co. 6.63%, 1/15/2027	1,200,000	1,200,816
Sunoco LP 7.00%, 5/1/2029 (c)	190,000	198,626
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	80,000	76,843
Talos Production, Inc. 9.38%, 2/1/2031 (c)	250,000	256,953
Transocean, Inc. 8.00%, 2/1/2027 (c)	630,000	629,723
Valaris Ltd. 8.38%, 4/30/2030 (c)	82,000	84,475
W&T Offshore, Inc. 11.75%, 2/1/2026 (c)	130,000	132,526
OIL & GAS SERVICES — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (c)	300,000	301,410
Enerflex Ltd. 9.00%, 10/15/2027 (c)	540,000	559,937
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (c)	265,000	284,326
Oceaneering International, Inc. 6.00%, 2/1/2028	149,000	149,675
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (c)	250,000	257,468

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (c)	$60,000	$53,561
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	177,000	174,348
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	410,000	408,610
PHARMACEUTICALS — 0.4%
AdaptHealth LLC:
4.63%, 8/1/2029 (c)	140,000	129,732
5.13%, 3/1/2030 (c)	390,000	365,052
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (c)	190,000	120,255
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	141,000	129,204
PIPELINES — 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (c)	212,000	210,037
5.75%, 1/15/2028 (c)	88,000	88,109
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (c)	744,000	745,734
8.63%, 3/15/2029 (c)	586,000	616,958
DT Midstream, Inc.:
4.13%, 6/15/2029 (c)	945,000	903,949
4.38%, 6/15/2031 (c)	311,000	294,299
Global Partners LP/GLP Finance Corp. 8.25%, 1/15/2032 (c)	280,000	290,570
Hess Midstream Operations LP:
4.25%, 2/15/2030 (c)	493,000	470,731
5.13%, 6/15/2028 (c)	758,000	750,579
5.50%, 10/15/2030 (c)	400,000	398,884
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (c)	175,000	179,440
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (c)	340,000	355,742
REAL ESTATE — 0.9%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (c)	596,000	497,076
Howard Hughes Corp. 4.13%, 2/1/2029 (c)	615,000	574,029
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	205,000	189,752
Security Description	Principal Amount	Value
Newmark Group, Inc. 7.50%, 1/12/2029	$277,000	$299,262
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (c)	30,000	26,863
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	93,000	88,743
4.55%, 10/1/2029	430,000	404,462
Diversified Healthcare Trust 4.75%, 2/15/2028	551,000	498,655
Hudson Pacific Properties LP:
4.65%, 4/1/2029	80,000	66,424
5.95%, 2/15/2028	20,000	18,289
Iron Mountain, Inc.:
4.88%, 9/15/2029 (c)	12,000	11,750
5.25%, 3/15/2028 (c)	131,000	130,490
5.25%, 7/15/2030 (c)	15,000	14,809
REIT, 4.50%, 2/15/2031 (c)	809,000	767,895
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (c)	560,000	545,933
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	210,000	153,544
4.63%, 8/1/2029	424,000	341,345
5.00%, 10/15/2027	1,070,000	957,404
5.25%, 8/1/2026	220,000	209,260
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (c) (h)	223,000	224,708
Rithm Capital Corp. 8.00%, 4/1/2029 (c)	939,000	951,141
Service Properties Trust:
3.95%, 1/15/2028	300,000	259,434
4.95%, 10/1/2029	60,000	47,729
5.25%, 2/15/2026	30,000	29,479
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (c)	130,000	125,462
4.38%, 1/15/2027 (c)	560,000	545,770
7.25%, 4/1/2029 (c)	185,000	194,030
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.50%, 2/15/2029 (c)	942,000	817,487
Vornado Realty LP 3.40%, 6/1/2031	50,000	43,071
RETAIL — 2.7%
1011778 BC ULC/New Red Finance, Inc. 3.88%, 1/15/2028 (c)	370,000	355,663
Brinker International, Inc. 8.25%, 7/15/2030 (c)	170,000	182,743

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	$360,000	$347,638
5.63%, 1/1/2030 (c)	170,000	168,526
6.88%, 3/1/2032 (c)	328,000	337,981
Foot Locker, Inc. 4.00%, 10/1/2029 (c)	352,000	306,106
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (c)	150,000	143,136
6.38%, 1/15/2030 (c)	97,000	98,593
Kohl's Corp. 5.55%, 7/17/2045	130,000	89,632
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (c)	653,000	588,366
4.75%, 9/15/2029	150,000	145,790
Nordstrom, Inc. 5.00%, 1/15/2044	183,000	141,594
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	340,000	323,197
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	190,000	178,480
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (c)	530,000	493,987
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	240,000	227,366
Victoria's Secret & Co. 4.63%, 7/15/2029 (c)	526,000	464,327
Yum! Brands, Inc. 4.75%, 1/15/2030 (c)	46,000	45,442
SEMICONDUCTORS — 0.3%
ams-OSRAM AG 12.25%, 3/30/2029 (c)	200,000	212,248
Entegris, Inc.:
3.63%, 5/1/2029 (c)	149,000	139,300
4.38%, 4/15/2028 (c)	150,000	144,806
SOFTWARE — 0.9%
Consensus Cloud Solutions, Inc. 6.00%, 10/15/2026 (c)	200,000	199,778
Fair Isaac Corp.:
4.00%, 6/15/2028 (c)	693,000	670,290
5.25%, 5/15/2026 (c)	470,000	469,925
PTC, Inc. 4.00%, 2/15/2028 (c)	273,000	264,963
TELECOMMUNICATIONS — 0.5%
Lumen Technologies, Inc.:
4.13%, 4/15/2029 (c)	100,000	84,006
4.50%, 1/15/2029 (c)	240,000	163,922
Telecom Italia Capital SA 7.72%, 6/4/2038	120,000	127,980
Viasat, Inc. 6.50%, 7/15/2028 (c)	210,000	164,344
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	360,000	326,585
Security Description	Principal Amount	Value
TRANSPORTATION — 0.0% (f)
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (c)	$30,000	$28,765
Danaos Corp. 8.50%, 3/1/2028 (c)	40,000	41,197
TOTAL CORPORATE BONDS & NOTES (Cost $81,710,030)		84,367,817
	Shares
SHORT-TERM INVESTMENT — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (i) (j) (Cost $4,020,473)	4,020,474	4,020,474
TOTAL INVESTMENTS — 100.1% (Cost $168,372,065)		171,834,451
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(121,952)
NET ASSETS — 100.0%		$171,712,499
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 48.8% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $311,289, representing 0.20% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Amount is less than 0.05% of net assets.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	When-issued security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE HIGH INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
At September 30, 2024, the Fund had unfunded loan commitments of $159,973, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Epicor Software Corp.	63,005	63,126	121
Groundworks, LLC	96,968	96,453	(515)
	$159,973	$159,579	$(394)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$84,367,817	$—	$84,367,817
Asset-Backed Securities	—	14,480,105	—	14,480,105
Common Stocks	—	—	311,289	311,289
Mutual Funds and Exchange Traded Products	4,537,809	—	—	4,537,809
Senior Floating Rate Loans	—	64,116,957	—	64,116,957
Short-Term Investment	4,020,474	—	—	4,020,474
TOTAL INVESTMENTS	$8,558,283	$162,964,879	$311,289	$171,834,451
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Depreciation	$—	$(394)	$—	$(394)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(394)	$—	$(394)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Blackstone Senior Loan ETF	126,117	$5,271,691	$2,903,710	$3,593,789	$(52,095)	$8,292	108,664	$4,537,809	$99,624
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,490,445	4,490,445	25,856,864	26,326,835	—	—	4,020,474	4,020,474	89,953
Total		$9,762,136	$28,760,574	$29,920,624	$(52,095)	$8,292		$8,558,283	$189,577
See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 89.8%
ADVERTISING SERVICES — 1.6%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.40%, 4/11/2029 (a)	$105,318,314	$99,149,820
AEROSPACE & DEFENSE — 1.4%
Dynasty Acquisition Co., Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/24/2028 (a)	2,898,511	2,904,032
2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/24/2028 (a)	1,117,583	1,119,712
Kaman Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 4/21/2031 (a)	2,009,720	2,019,769
TransDigm, Inc.:
2023 Term Loan J 3 mo. USD Term SOFR + 3.25%, 7.84%, 2/28/2031 (a)	52,008,396	51,864,333
2024 Term Loan I (b)	5,984,956	5,989,176
2024 Term Loan K 3 mo. USD Term SOFR + 2.75%, 8.08%, 3/22/2030 (a)	23,278,654	23,301,467
		87,198,489
AIR FREIGHT & LOGISTICS — 0.2%
Worldwide Express Operations LLC 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 9.85%, 7/26/2028 (a)	12,822,932	12,899,742
AIRLINES — 0.8%
Air Canada 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.85%, 3/21/2031 (a)	3,812,989	3,827,287
American Airlines, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 4.75%, 10.29%, 4/20/2028 (a)	17,998,383	18,530,775
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 5.50%, 10.36%, 8/27/2029 (a)	16,902,121	16,590,446
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.03%, 10/20/2027 (a)	226,014	230,478
Security Description	Principal Amount	Value
United Airlines, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.03%, 2/22/2031 (a)	$7,110,677	$7,132,898
		46,311,884
APPAREL — 0.7%
ABG Intermediate Holdings 2 LLC:
2024 Add on Delayed Draw Term Loan (b)	4,809,101	4,819,633
2024 Add on Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.75%, 7.60%, 12/21/2028 (a)	23,695,025	23,746,088
S&S Holdings LLC 2024 Term Loan (b)	11,421,827	11,341,532
		39,907,253
AUTO COMPONENTS — 0.4%
USI, Inc.:
2024 Term Loan (2029) 3 mo. USD Term SOFR + 2.75%, 8.08%, 11/22/2029 (a)	16,966,748	16,936,123
2024 Term Loan (2030) 3 mo. USD Term SOFR + 2.75%, 8.08%, 9/27/2030 (a)	5,483,596	5,473,315
		22,409,438
AUTO PARTS & EQUIPMENT — 0.8%
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 10.19%, 11/17/2028 (a)	7,296,036	6,914,124
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.43%, 11/17/2028 (a)	42,347,259	40,322,425
		47,236,549
BEVERAGES — 1.0%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.85%, 3/31/2028 (a)	60,814,314	60,777,825
BUILDING MATERIALS — 0.6%
Cornerstone Building Brands, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.84%, 5/15/2031 (a)	2,555,555	2,530,805
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.10%, 2/16/2029 (a)	19,632,423	18,802,069

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Quikrete Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.75%, 4/14/2031 (a)	$11,024,965	$11,041,228
Summit Materials LLC 2023 Incremental Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.05%, 1/12/2029 (a)	907,976	912,797
Tamko Building Products LLC 2023 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.56%, 9/20/2030 (a)	5,240,063	5,259,713
		38,546,612
BUILDING PRODUCTS — 1.7%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.85%, 5/17/2028 (a)	37,862,795	31,831,819
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 4/12/2028 (a)	68,011,653	66,727,253
Oscar AcquisitionCo LLC Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.58%, 4/29/2029 (a)	3,676,341	3,636,012
		102,195,084
CAPITAL MARKETS — 0.9%
AqGen Island Holdings, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 8/2/2028 (a)	2,214,564	2,217,343
Aretec Group, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.25%, 8/9/2030 (a)	49,787,825	48,840,362
Chrysaor Bidco SARL:
USD Delayed Draw Term Loan (b)	171,111	172,010
USD Term Loan B (b)	2,313,723	2,325,870
		53,555,585
CHEMICALS — 1.4%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B6 3 mo. USD Term SOFR + 2.00%, 7.33%, 12/20/2029 (a)	1,023,708	1,027,921
Discovery Purchaser Corp. Term Loan (b)	3,285,141	3,275,549
ECO Services Operations Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.50%, 6/12/2031 (a)	2,251,333	2,240,605
Security Description	Principal Amount	Value
Nouryon Finance BV:
2024 Incremental Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.82%, 4/3/2028 (a)	$2,331,856	$2,340,110
2024 USD Term Loan B1 3 mo. USD Term SOFR + 3.50%, 8.63%, 4/3/2028 (a)	7,740,700	7,762,490
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.70%, 4/23/2029 (a)	70,705,659	69,121,499
		85,768,174
COMMERCIAL SERVICES — 5.0%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.10%, 5/12/2028 (a)	108,094,488	107,162,173
Ankura Consulting Group LLC 2024 Term Loan 6 mo. USD Term SOFR + 4.25%, 9.39%, 3/17/2028 (a)	2,099,425	2,108,620
APX Group, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.30%, 7/10/2028 (a)	3,493,765	3,498,412
Belron Finance U.S. LLC:
2023 1st Lien Term Loan 3 mo. USD Term SOFR + 2.25%, 7.63%, 4/18/2029 (a)	1,177,471	1,178,696
2023 USD Term Loan 3 mo. USD Term SOFR + 2.00%, 7.32%, 4/13/2028 (a)	1,467,959	1,468,876
Boost Newco Borrower LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.75%, 1/31/2031 (a)	8,026,246	8,039,610
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.00%, 1/31/2031 (a)	7,912,622	7,910,644
CHG Healthcare Services, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.86%, 9/29/2028 (a)	4,764,998	4,777,887
Creative Artists Agency LLC 2024 1st Lien Term Loan B (b)	1,334,545	1,335,173
EAB Global, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.50%, 8/16/2028 (a)	1,447,065	1,443,628

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fugue Finance BV 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 8.81%, 2/26/2031 (a)	$4,137,131	$4,167,643
Garda World Security Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.83%, 2/1/2029 (a)	8,224,461	8,233,713
Grant Thornton Advisors LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.10%, 6/2/2031 (a)	19,937,015	19,988,353
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 8.84%, 3/14/2031 (a)	786,486	782,306
2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.84%, 3/14/2031 (a)	4,538,070	4,513,950
Homeserve USA Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 10/21/2030 (a)	2,751,266	2,749,546
Mavis Tire Express Services Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.75%, 5/4/2028 (a)	8,467,853	8,473,611
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.53%, 7/25/2030 (a)	17,784,306	17,857,311
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.83%, 3/26/2031 (a)	2,798,393	2,807,138
Prime Security Services Borrower LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.45%, 10/13/2030 (a)	20,666,151	20,666,151
Ryan LLC Term Loan (b)	8,132,294	8,054,346
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.51%, 6/18/2029 (a)	10,618,414	10,648,942
Trans Union LLC 2024 Term Loan B7 1 mo. USD Term SOFR + 2.00%, 7.25%, 12/1/2028 (a)	977,958	978,569
TTF Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.75%, 9.00%, 7/18/2031 (a)	7,161,386	7,179,290
Security Description	Principal Amount	Value
VT Topco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/9/2030 (a)	$7,113,033	$7,143,405
Wand NewCo 3, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.50%, 1/30/2031 (a)	41,815,028	41,815,028
		304,983,021
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Aramark Services, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 7.25%, 6/22/2030 (a)	3,187,726	3,200,079
Asurion LLC:
2021 2nd Lien Term Loan B3 1 mo. USD Term SOFR + 5.25%, 10.61%, 1/31/2028 (a)	3,632,849	3,420,709
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 10.61%, 1/20/2029 (a)	52,994,927	49,173,462
2021 Term Loan B9 (b)	5,485,788	5,417,984
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 9.35%, 8/19/2028 (a)	24,451,208	24,088,841
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 9.20%, 8/19/2028 (a)	5,346,872	5,276,213
Covanta Holding Corp.:
2021 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.75%, 11/30/2028 (a)	909,170	910,948
2021 Term Loan C 1 mo. USD Term SOFR + 2.50%, 7.59%, 11/30/2028 (a)	69,849	69,985
		91,558,221
COMMUNICATIONS EQUIPMENT — 1.5%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 7.97%, 3/9/2027 (a)	101,441,034	92,955,999
COMPUTERS — 0.3%
Amentum Government Services Holdings LLC 2024 Term Loan B (b)	8,283,850	8,268,318

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Tempo Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.50%, 8/31/2028 (a)	$6,832,480	$6,843,651
		15,111,969
CONSTRUCTION & ENGINEERING — 0.2%
Arcosa, Inc. Term Loan B (b)	887,958	887,958
DG Investment Intermediate Holdings 2, Inc.:
2021 Term Loan (b)	5,697,728	5,692,401
2024 Delayed Draw Term Loan (b)	458,013	457,584
KKR Apple Bidco LLC:
2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.11%, 9/22/2028 (a)	22,709	22,702
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.75%, 9/22/2028 (a)	7,526,995	7,552,625
		14,613,270
CONSTRUCTION MATERIALS — 0.0% (c)
Quikrete Holdings, Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 7.50%, 3/19/2029 (a)	2,228,310	2,231,341
CONTAINERS & PACKAGING — 2.7%
Berlin Packaging LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.09%, 6/9/2031 (a)	11,521,881	11,526,547
Berry Global, Inc. 2023 Term Loan AA 3 mo. USD Term SOFR + 1.75%, 7.32%, 7/1/2029 (a)	2,309,293	2,318,773
Charter NEX U.S., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.10%, 12/1/2027 (a)	1,883,588	1,886,141
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.68%, 8.42%, 4/13/2029 (a)	52,932,778	52,721,047
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 10.10%, 6/28/2028 (a)	24,777,515	23,450,926
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 9.30%, 9/15/2028 (a)	34,179,684	34,273,678
Security Description	Principal Amount	Value
Ring Container Technologies Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.00%, 8/12/2028 (a)	$3,221,018	$3,222,355
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.50%, 4/21/2031 (a)	8,082,071	8,115,773
TricorBraun Holdings, Inc. 2021 Term Loan (b)	14,918,154	14,652,462
Trident TPI Holdings, Inc. 2024 Term Loan B6 3 mo. USD Term SOFR + 4.00%, 9.33%, 9/15/2028 (a)	9,860,194	9,887,211
		162,054,913
DISTRIBUTION/WHOLESALE — 0.7%
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.75%, 9/29/2028 (a)	6,325,094	5,996,980
Resideo Funding, Inc. 2024 M&A Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.30%, 6/13/2031 (a)	3,129,708	3,137,533
Windsor Holdings III LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.46%, 8/1/2030 (a)	35,423,219	35,635,226
		44,769,739
DISTRIBUTORS — 0.0% (c)
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 6.85%, 1/31/2031 (a)	354,108	354,772
DIVERSIFIED CONSUMER SERVICES — 0.7%
Ascend Learning LLC 2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.85%, 12/11/2028 (a)	43,013,002	42,866,543
Bright Horizons Family Solutions LLC 2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.61%, 11/24/2028 (a)	2,135,584	2,137,804
		45,004,347
DIVERSIFIED FINANCIAL SERVICES — 3.0%
Advisor Group, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.25%, 8/17/2028 (a)	31,896,688	31,592,553

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 2/4/2028 (a)	$1,910,402	$1,914,700
Assetmark Financial Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.00%, 7.60%, 9/5/2031 (a)	5,307,904	5,252,331
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 2.00%, 7.31%, 6/22/2028 (a)	1,026,617	1,029,943
Citadel Securities LP 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.50%, 7/29/2030 (a)	9,043,024	9,047,636
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 4/9/2027 (a)	26,752,517	26,245,824
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.50%, 10/6/2028 (a)	10,331,429	10,327,141
2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.50%, 4/7/2028 (a)	5,581,465	5,577,447
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 2/28/2031 (a)	7,351,803	7,385,989
Focus Financial Partners LLC:
2024 Delayed Draw Term Loan (b)	5,025,674	5,016,427
2024 Term Loan B8 (b)	46,792,889	46,706,790
Janney Montgomery Scott LLC:
Delayed Draw Term Loan (b)	1,565,490	1,560,598
Term Loan (b)	9,392,941	9,363,588
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.06%, 3/22/2031 (a)	13,484,303	13,539,049
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.49%, 7/3/2031 (a)	3,034,856	3,034,856
Plano HoldCo, Inc. Term Loan B (b)	3,879,621	3,889,320
		181,484,192
Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.80%, 8/15/2028 (a)	$27,618,712	$20,783,081
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 12/17/2027 (a)	38,243,098	38,237,170
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.60%, 11/29/2030 (a)	4,660,088	4,696,996
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.85%, 11/30/2029 (a)	10,181,156	10,177,644
		73,894,891
E-COMMERCE/SERVICES — 0.0% (c)
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 8.00%, 7/8/2031 (a)	2,892,134	2,891,223
ELECTRIC — 0.6%
Alpha Generation LLC Term Loan B (b)	9,310,463	9,323,778
Kohler Energy Co. LLC USD Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/1/2031 (a)	18,420,577	18,616,295
Lightning Power LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.35%, 8/18/2031 (a)	9,378,604	9,408,568
		37,348,641
ELECTRONICS — 0.4%
II-VI, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.75%, 7/2/2029 (a)	25,283,630	25,323,072
ENTERTAINMENT — 3.0%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.00%, 2/15/2029 (a)	2,171,162	2,184,385
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.79%, 10/2/2028 (a)	47,209,747	45,070,673
Crown Finance U.S., Inc. 2023 Exit Term Loan 1 mo. USD Term SOFR + 1.50%, 7.00%, 7/31/2028 (a)	24,857,371	25,221,780

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Entain Holdings Gibraltar Ltd. 2021 USD Term Loan B4 6 mo. USD Term SOFR + 2.50%, 7.86%, 3/29/2027 (a)	$566,137	$568,789
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 1/27/2029 (a)	60,670,850	60,571,957
Flutter Financing BV Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.58%, 11/29/2030 (a)	11,026,876	11,052,458
GVC Holdings Ltd. 2024 USD Term Loan B3 6 mo. USD Term SOFR + 2.75%, 8.01%, 10/31/2029 (a)	5,183,591	5,191,133
Light and Wonder International, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 2.25%, 7.59%, 4/14/2029 (a)	2,199,270	2,201,426
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.32%, 4/4/2029 (a)	8,314,550	8,274,889
UFC Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.29%, 4/29/2026 (a)	21,805,075	21,849,885
		182,187,375
FOOD PRODUCTS — 0.4%
Fiesta Purchaser, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 2/12/2031 (a)	7,448,200	7,462,166
Froneri International Ltd.:
2020 USD Term Loan 1 mo. USD Term SOFR + 2.25%, 7.60%, 1/29/2027 (a)	3,540,874	3,538,218
2024 USD Term Loan (b)	10,750,134	10,723,957
Solina Bidco 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.09%, 3/7/2029 (a)	1,887,528	1,898,145
		23,622,486
FOOD-MISC/DIVERSIFIED — 0.0% (c)
Skopima Merger Sub, Inc. Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.36%, 5/12/2028 (a)	869,576	869,306
Security Description	Principal Amount	Value
GAMING & ENTERTAINMENT — 0.1%
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.50%, 7.34%, 7/18/2031 (a)	$7,509,816	$7,475,646
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 8.66%, 5/10/2027 (a)	59,579,595	59,438,988
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.43%, 10/1/2027 (a)	79,690,813	76,054,920
Medline Borrower LP 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.00%, 10/23/2028 (a)	12,680,840	12,700,305
Resonetics LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.75%, 8.71%, 6/18/2031 (a)	2,920,581	2,927,882
		151,122,095
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Auris Luxembourg III SARL 2024 USD Term Loan B4 6 mo. USD Term SOFR + 4.25%, 9.56%, 2/28/2029 (a)	15,824,534	15,864,174
GHX Ultimate Parent Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.13%, 6/30/2027 (a)	5,355,324	5,385,448
Global Medical Response, Inc. 2024 PIK Term Loan 1 mo. USD Term SOFR + 5.50%, 10.84%, 10/31/2028 (a)	53,913,865	53,690,662
ICON Luxembourg SARL 2024 LUX Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.33%, 7/3/2028 (a)	514,443	517,748
MED ParentCo LP 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 4/15/2031 (a)	21,101,068	21,158,358
Medline Borrower LP USD Term Loan B (b)	201,161	201,470
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.60%, 3/12/2028 (a)	9,408,101	8,521,011
Outcomes Group Holdings, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.10%, 5/6/2031 (a)	12,011,303	12,097,664

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Parexel International Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.25%, 11/15/2028 (a)	$42,980,873	$43,037,823
PRA Health Sciences, Inc. 2024 US Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.33%, 7/3/2028 (a)	128,174	128,997
Radiology Partners, Inc. 2024 Extended Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.88%, 1/31/2029 (a)	23,840,565	23,423,474
Surgery Center Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.06%, 12/19/2030 (a)	5,571,328	5,581,356
Team Health Holdings, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 5.25%, 10.50%, 3/2/2027 (a)	35,152,617	33,719,094
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.71%, 10/1/2028 (a)	12,380,359	12,149,032
		235,476,311
HOLDING COMPANIES & DIVERSIFIED — 0.1%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.00%, 11/1/2030 (a)	4,669,980	4,696,272
HOME FURNISHINGS — 1.6%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 4.00%, 8.84%, 7/31/2028 (a)	98,970,207	98,965,259
HOTELS, RESTAURANTS & LEISURE — 1.7%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 7.00%, 9/20/2030 (a)	9,894,244	9,811,231
Alterra Mountain Co. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.25%, 8.50%, 8/17/2028 (a)	2,376,168	2,384,579
Caesars Entertainment, Inc. 2024 Term Loan B1 (b)	1,994,988	1,997,950
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.10%, 2/1/2028 (a)	91,965,744	88,699,121
Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 1.75%, 7.00%, 5/24/2030 (a)	$2,106,647	$2,108,291
		105,001,172
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.31%, 12/22/2027 (a)	3,278,569	3,286,765
Reynolds Consumer Products LLC Term Loan 1 mo. USD Term SOFR + 1.75%, 7.10%, 2/4/2027 (a)	23,842	23,915
		3,310,680
HOUSEWARES — 0.1%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 11.00%, 10/30/2029 (a)	4,888,945	4,934,021
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Vistra Operations Co. LLC 1st Lien Term Loan B3 1 mo. USD Term SOFR + 2.00%, 7.25%, 12/20/2030 (a)	4,844,553	4,850,366
INSURANCE — 6.7%
Acrisure LLC 2024 Term Loan B6 3 mo. USD Term SOFR + 3.25%, 8.59%, 11/6/2030 (a)	38,785,642	38,482,726
Alliant Holdings Intermediate LLC 2024 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 7.96%, 9/19/2031 (a)	22,730,288	22,628,684
AmWINS Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.61%, 2/19/2028 (a)	18,721,394	18,712,595
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 8.75%, 2/14/2031 (a)	66,695,807	66,707,479
Asurion LLC 2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 9.21%, 9/13/2030 (a)	19,927,700	19,606,964
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.25%, 8.50%, 6/13/2031 (a)	56,384,661	56,224,810

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Howden Group Holdings Ltd. 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 2/15/2031 (a)	$19,538,081	$19,574,715
HUB International Ltd. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.26%, 6/20/2030 (a)	51,781,453	51,764,365
OneDigital Borrower LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.50%, 7/2/2031 (a)	11,439,188	11,362,945
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.75%, 8.25%, 7/31/2031 (a)	56,775,597	56,734,718
Truist Insurance Holdings LLC 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 8.58%, 5/6/2031 (a)	47,120,482	47,125,430
		408,925,431
INTERNET & TELECOM — 3.1%
CNT Holdings I Corp. 2020 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.75%, 11/8/2027 (a)	4,755,551	4,772,029
Endure Digital, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.96%, 2/10/2028 (a)	39,784,949	35,277,116
Gen Digital, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 6.60%, 9/12/2029 (a)	8,997,165	8,978,181
Go Daddy Operating Co. LLC 2024 Term Loan B7 1 mo. USD Term SOFR + 1.75%, 7.00%, 5/30/2031 (a)	2,040,140	2,037,243
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.50%, 5/3/2028 (a)	112,689,326	112,109,539
Proofpoint, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.25%, 8/31/2028 (a)	14,507,740	14,517,243
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.00%, 3/15/2030 (a)	7,924,729	7,931,306
		185,622,657
Security Description	Principal Amount	Value
INVESTMENT COMPANIES — 0.7%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.08%, 5/17/2029 (a)	$1,235,677	$1,239,792
BEP Intermediate Holdco LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.00%, 4/25/2031 (a)	2,849,239	2,863,485
CD&R Hydra Buyer, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.35%, 3/25/2031 (a)	9,151,069	9,102,477
Energize HoldCo LLC 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.75%, 9.11%, 12/8/2028 (a)	6,996,752	7,002,244
Truist Insurance Holdings LLC 2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/6/2032 (a)	12,852,692	13,093,680
Wec U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.00%, 1/27/2031 (a)	11,094,078	11,104,174
		44,405,852
IT SERVICES — 2.0%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.25%, 8/18/2028 (a)	10,566,340	10,624,825
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/2/2028 (a)	77,945,868	77,368,289
KBR, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 1.00%, 7.25%, 1/19/2031 (a)	975,850	976,562
Magenta Security Holdings LLC:
2024 First Out Term Loan 3 mo. USD Term SOFR + 5.75%, 12.13%, 7/27/2028 (a)	21,405,292	20,346,158
2024 Super Priority Term Loan 3 mo. USD Term SOFR + 6.25%, 11.37%, 7/27/2028 (a)	7,546,800	7,697,736
Peraton Corp. 2nd Lien Term Loan B1 3 mo. USD Term SOFR + 7.75%, 12.97%, 2/1/2029 (a)	3,261,697	3,071,100
		120,084,670

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 0.1%
Carnival Corp.:
2024 Term Loan B1 1 mo. USD Term SOFR + 2.75%, 8.00%, 10/18/2028 (a)	$1,723,371	$1,728,937
2024 Term Loan B2 1 mo. USD Term SOFR + 2.75%, 8.00%, 8/8/2027 (a)	1,218,815	1,223,763
GBT U.S. III LLC Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.28%, 7/25/2031 (a)	1,433,746	1,432,549
LC Ahab U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 5/1/2031 (a)	2,277,172	2,289,993
		6,675,242
LODGING — 0.1%
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.50%, 1/17/2031 (a)	5,513,553	5,482,539
MACHINERY — 1.3%
Chart Industries, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.82%, 3/15/2030 (a)	9,197	9,237
Madison IAQ LLC Term Loan 1 mo. USD Term SOFR + 2.75%, 7.89%, 6/21/2028 (a)	26,896,019	26,906,374
Pro Mach Group, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.35%, 8/31/2028 (a)	1,795,218	1,803,198
SPX Flow, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.75%, 4/5/2029 (a)	2,749,385	2,755,983
TK Elevator U.S. Newco, Inc. USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.59%, 4/30/2030 (a)	44,376,465	44,515,142
		75,989,934
MEDIA — 5.7%
Cengage Learning, Inc. 2024 Term Loan B 6 mo. USD Term SOFR + 4.25%, 9.54%, 3/22/2031 (a)	28,054,186	28,148,869
Security Description	Principal Amount	Value
Charter Communications Operating LLC 2023 Term Loan B4 3 mo. USD Term SOFR + 2.00%, 7.33%, 12/7/2030 (a)	$54,694,257	$54,291,981
Cogeco Communications Finance USA LP 2023 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.50%, 9/18/2030 (a)	12,387,498	12,139,748
CSC Holdings LLC 2019 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.95%, 4/15/2027 (a)	23,914,143	21,949,836
Directv Financing LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.61%, 8/2/2029 (a)	46,257,458	45,621,419
Term Loan 1 mo. USD Term SOFR + 5.00%, 10.36%, 8/2/2027 (a)	277,868	278,377
McGraw-Hill Global Education Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.23%, 8/6/2031 (a)	16,670,869	16,754,223
MJH Healthcare Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.60%, 1/28/2029 (a)	1,078,601	1,078,941
Nexstar Broadcasting, Inc. 2019 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 7.86%, 9/18/2026 (a)	229,882	230,083
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.61%, 9/25/2026 (a)	61,191,542	52,662,971
Univision Communications, Inc. 2021 First Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.61%, 3/16/2026 (a)	1,244,336	1,245,468
Virgin Media Bristol LLC:
2020 USD Term Loan Q 1 mo. USD Term SOFR + 3.25%, 8.70%, 1/31/2029 (a)	15,849,828	15,183,977
2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.25%, 8.66%, 3/31/2031 (a)	15,950,019	15,254,438
USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.95%, 1/31/2028 (a)	82,665,728	79,221,047
		344,061,378

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.2%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B (b)	$11,339,081	$11,374,515
Hillman Group, Inc. 2021 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 7.50%, 7/14/2028 (a)	1,957,874	1,958,961
		13,333,476
METALS & MINING — 0.1%
Arsenal AIC Parent LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.56%, 8/18/2030 (a)	4,524,060	4,526,322
MISCELLANEOUS MANUFACTURER — 0.3%
LTI Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.00%, 7/19/2029 (a)	11,890,690	11,710,486
Touchdown Acquirer, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.85%, 2/21/2031 (a)	7,164,103	7,165,214
		18,875,700
PHARMACEUTICALS — 0.7%
Dragon Buyer, Inc. Term Loan B (b)	4,785,600	4,768,851
Elanco Animal Health, Inc. Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.19%, 8/1/2027 (a)	5,478,256	5,471,819
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.40%, 11/15/2027 (a)	920,967	896,792
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 12.00%, 4/12/2029 (a)	8,809,911	8,356,200
Jazz Financing Lux SARL 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.50%, 5/5/2028 (a)	18,667,398	18,669,078
Organon & Co. 2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 5/19/2031 (a)	2,256,193	2,256,193
		40,418,933
Security Description	Principal Amount	Value
PIPELINES — 0.7%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.82%, 12/6/2030 (a)	$2,364,425	$2,367,676
Buckeye Partners LP:
2024 Term Loan B2 1 mo. USD Term SOFR + 2.00%, 7.25%, 11/22/2030 (a)	958,301	958,363
2024 Term Loan B5 (b)	1,004,782	1,006,038
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.04%, 12/21/2028 (a)	20,125,424	19,971,968
GIP Pilot Acquisition Partners LP 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.82%, 10/4/2030 (a)	4,276,659	4,290,900
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (a)	5,415,238	5,423,496
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.86%, 11/17/2028 (a)	5,166,885	5,180,268
Whitewater Whistler Holdings LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.63%, 2/15/2030 (a)	4,108,284	4,105,716
		43,304,425
PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.03%, 1/18/2029 (a)	17,086,845	17,091,630
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (c)
Iron Mountain, Inc. 2023 Term Loan B (b)	1,854,637	1,846,523
RETAIL — 4.3%
BCPE Grill Parent 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.00%, 9/30/2030 (a)	6,625,278	6,389,252
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2 1 mo. USD Term SOFR + 4.00%, 9.25%, 1/29/2031 (a)	7,200,860	7,027,787

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Harbor Freight Tools USA, Inc. 2024 Term Loan B 6 mo. USD Term SOFR + 2.50%, 7.35%, 6/5/2031 (a)	$19,588,067	$19,314,716
IRB Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.10%, 12/15/2027 (a)	55,216,258	55,208,528
Johnstone Supply LLC Term Loan 3 mo. USD Term SOFR + 3.00%, 8.35%, 6/9/2031 (a)	8,289,034	8,278,673
KFC Holding Co. 2021 Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.21%, 3/15/2028 (a)	459,451	462,036
LBM Acquisition LLC 2024 Incremental Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.14%, 6/6/2031 (a)	63,496,971	62,369,265
Peer Holding III BV:
2023 USD Term Loan B4 3 mo. USD Term SOFR + 3.25%, 8.58%, 10/28/2030 (a)	8,266,457	8,305,227
2024 USD Term Loan B5 3 mo. USD Term SOFR + 3.00%, 7.60%, 7/1/2031 (a)	5,509,914	5,534,019
Raising Cane's Restaurants LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.01%, 9/18/2031 (a)	1,250,093	1,252,050
Restoration Hardware, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.86%, 10/20/2028 (a)	2,950,614	2,843,655
Spencer Spirit IH LLC 2024 Term Loan B 3 mo. USD Term SOFR + 5.50%, 10.62%, 7/15/2031 (a)	4,989,167	5,001,639
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 11.08%, 9/4/2029 (a)	29,710,000	27,067,890
Tacala LLC 2024 Term Loan B (b)	12,330,396	12,364,304
Whatabrands LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 7.61%, 8/3/2028 (a)	15,761,649	15,756,369
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.50%, 10/19/2029 (a)	22,129,312	21,995,208
		259,170,618
Security Description	Principal Amount	Value
RETAIL-BUILDING PRODUCTS — 0.4%
Kodiak Building Partners, Inc. Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.46%, 3/12/2028 (a)	$3,175,372	$3,179,611
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.84%, 12/28/2027 (a)	20,141,334	19,852,809
		23,032,420
SEMICONDUCTOR EQUIPMENT — 0.5%
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan (b)	5,880,000	5,918,602
2024 Term Loan (b)	25,155,593	24,990,447
		30,909,049
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Clarios Global LP 2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.75%, 5/6/2030 (a)	28,219,847	28,266,975
MKS Instruments, Inc. 2024 USD Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.56%, 8/17/2029 (a)	9,564,201	9,579,742
		37,846,717
SHIPBUILDING — 0.1%
LSF11 Trinity Bidco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.81%, 6/14/2030 (a)	5,260,422	5,273,573
SOFTWARE — 18.1%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 8.29%, 2/24/2031 (a)	7,396,630	7,410,980
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.56%, 5/8/2028 (a)	4,117,376	4,137,448
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.50%, 2/15/2029 (a)	104,149,659	103,672,653
Banff Merger Sub, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.75%, 11.01%, 7/30/2032 (a)	13,648,256	13,454,928
2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.01%, 7/30/2031 (a)	68,418,511	68,364,119

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
BCPE Pequod Buyer, Inc. USD Term Loan B (b)	$11,223,441	$11,187,189
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 9.00%, 12/29/2028 (a)	4,380,505	4,394,194
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 7/6/2029 (a)	84,226,327	83,454,393
Cloud Software Group, Inc.:
2024 Third Amendment Term Loan 3 mo. USD Term SOFR + 4.50%, 9.83%, 3/21/2031 (a)	13,767,727	13,821,215
2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 3/30/2029 (a)	81,066,787	80,830,072
ConnectWise LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.10%, 9/29/2028 (a)	3,952,300	3,954,276
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.59%, 5/1/2031 (a)	72,933,750	72,979,333
DCert Buyer, Inc. 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 12.25%, 2/19/2029 (a)	7,467,875	6,486,410
ECI Macola Max Holding LLC 2024 Term Loan (b)	57,355	57,588
Epicor Software Corp. 2024 Term Loan E 1 mo. USD Term SOFR + 3.25%, 8.50%, 5/30/2031 (a)	20,017,905	20,056,440
Genesys Cloud Services Holdings II LLC 2024 USD Term Loan B (b)	17,864,719	17,921,261
Idera, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.75%, 3/2/2028 (a)	11,062,295	10,860,076
Informatica LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.50%, 10/27/2028 (a)	2,552,414	2,552,937
Ivanti Software, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.83%, 12/1/2027 (a)	17,320,486	14,764,501
McAfee LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 3/1/2029 (a)	79,132,378	78,953,143
Security Description	Principal Amount	Value
Mitchell International, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.50%, 6/17/2031 (a)	$12,407,325	$12,240,384
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.50%, 9.83%, 7/1/2031 (a)	43,610,358	41,852,424
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.25%, 3/28/2031 (a)	4,841,088	4,865,294
Planview Parent, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.75%, 9.08%, 12/17/2027 (a)	8,432,621	8,448,516
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.51%, 6/2/2028 (a)	72,630,041	71,514,444
Project Alpha Intermediate Holding, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.00%, 10/28/2030 (a)	31,460,017	31,565,408
Project Boost Purchaser LLC:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 10.53%, 7/16/2032 (a)	4,485,329	4,500,265
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.79%, 7/16/2031 (a)	11,048,560	11,056,405
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 10.60%, 7/20/2029 (a)	24,256,894	21,864,073
Project Ruby Ultimate Parent Corp.:
2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.61%, 3/10/2028 (a)	3,671,634	3,670,478
2024 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.86%, 3/10/2028 (a)	5,195,227	5,201,071
Quartz Acquireco LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 8.08%, 6/28/2030 (a)	4,919,217	4,928,465
RealPage, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 8.36%, 4/24/2028 (a)	63,113,049	61,345,884

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.00%, 11/28/2028 (a)	$38,786,136	$38,872,435
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 7.25%, 5/9/2031 (a)	8,092,725	8,101,668
UKG, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.55%, 2/10/2031 (a)	83,165,614	83,269,571
Vision Solutions, Inc.:
2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 12.76%, 4/23/2029 (a)	1,233,333	1,161,646
2021 Incremental Term Loan 3 mo. USD Term SOFR + 3.25%, 9.51%, 4/24/2028 (a)	55,109,948	53,801,362
VS Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 4/11/2031 (a)	7,681,531	7,703,922
Waystar Technologies, Inc. 2024 USD Term Loan B (b)	1,568,331	1,571,280
		1,096,848,151
SPECIALTY RETAIL — 0.7%
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.85%, 4/17/2028 (a)	51,498,481	40,864,044
STEEL-PRODUCERS — 0.0% (c)
Phoenix Services International LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 11.35%, 6/30/2028 (a)	2,471,392	2,372,536
TRANSPORT-SERVICES — 0.2%
Genesee & Wyoming, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.33%, 4/10/2031 (a)	11,080,409	11,064,951
Savage Enterprises LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.25%, 9/15/2028 (a)	1,329,596	1,335,294
		12,400,245
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,444,756,507)		5,452,409,120

Security Description	Shares	Value
COMMON STOCKS — 0.5%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (d) (e)	230,071	$3,174,980
ENTERTAINMENT — 0.4%
Cineworld Group PLC (d) (e)	1,063,146	21,608,442
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health, Inc. (d) (e)	396,286	780,287
HEALTH CARE PROVIDERS & SERVICES — 0.0% (c)
Envision Healthcare Corp. (d) (e)	154,531	1,641,892
TOTAL COMMON STOCKS (Cost $36,324,118)		27,205,601
	Principal Amount
CORPORATE BONDS & NOTES — 8.0%
ADVERTISING — 0.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (f)	$2,210,000	2,099,677
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (f)	8,380,000	7,496,497
Lamar Media Corp. 3.75%, 2/15/2028	1,740,000	1,672,244
AEROSPACE & DEFENSE — 0.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (f)	310,000	322,329
Bombardier, Inc. 7.45%, 5/1/2034 (f)	3,060,000	3,376,068
Moog, Inc. 4.25%, 12/15/2027 (f)	2,950,000	2,868,993
TransDigm, Inc.:
4.63%, 1/15/2029	3,830,000	3,702,231
4.88%, 5/1/2029	1,790,000	1,742,708
AGRICULTURE — 0.0% (c)
Vector Group Ltd. 5.75%, 2/1/2029 (f)	2,601,000	2,638,845
AIRLINES — 0.1%
Air Canada 3.88%, 8/15/2026 (f)	867,000	844,345
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (f)	5,480,000	5,772,084
APPAREL — 0.0% (c)
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (f)	2,840,000	2,506,357
AUTO MANUFACTURERS — 0.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (f)	3,840,000	3,486,605
4.75%, 10/1/2027 (f)	1,560,000	1,533,901

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Wabash National Corp. 4.50%, 10/15/2028 (f)	$70,000	$64,280
AUTO PARTS & EQUIPMENT — 0.0% (c)
Phinia, Inc.:
6.63%, 10/15/2032 (f)	731,000	736,549
6.75%, 4/15/2029 (f)	108,000	111,689
BANKS — 0.1%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (f)	2,807,000	2,828,558
BEVERAGES — 0.0% (c)
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (f)	2,452,000	2,350,316
CHEMICALS — 0.0% (c)
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (f)	300,000	293,919
Methanex Corp. 5.13%, 10/15/2027	330,000	326,436
Minerals Technologies, Inc. 5.00%, 7/1/2028 (f)	10,000	9,738
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (f)	2,370,000	2,519,926
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	1,450,000	1,316,919
COMMERCIAL SERVICES — 0.4%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	2,385,000	2,361,746
Carriage Services, Inc. 4.25%, 5/15/2029 (f)	2,370,000	2,198,815
Cimpress PLC 7.38%, 9/15/2032 (f)	754,000	760,771
CoreCivic, Inc. 8.25%, 4/15/2029	300,000	317,736
PROG Holdings, Inc. 6.00%, 11/15/2029 (f)	3,551,000	3,503,736
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (f)	6,030,000	5,933,761
11.25%, 12/15/2027 (f)	2,420,000	2,514,162
Service Corp. International 3.38%, 8/15/2030	2,950,000	2,671,550
Valvoline, Inc. 3.63%, 6/15/2031 (f)	1,080,000	965,704
ZipRecruiter, Inc. 5.00%, 1/15/2030 (f)	1,200,000	1,085,868
COMPUTERS — 0.1%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (f)	67,000	64,546
Crane NXT Co. 4.20%, 3/15/2048	321,000	215,953
Security Description	Principal Amount	Value
KBR, Inc. 4.75%, 9/30/2028 (f)	$1,110,000	$1,067,087
Science Applications International Corp. 4.88%, 4/1/2028 (f)	1,160,000	1,136,475
Seagate HDD Cayman:
4.13%, 1/15/2031	550,000	508,470
4.88%, 6/1/2027	2,074,000	2,068,504
Unisys Corp. 6.88%, 11/1/2027 (f)	180,000	173,700
CONSTRUCTION MATERIALS — 0.0% (c)
Griffon Corp. 5.75%, 3/1/2028	541,000	533,577
James Hardie International Finance DAC 5.00%, 1/15/2028 (f)	838,000	830,148
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Ally Financial, Inc. 6.70%, 2/14/2033	770,000	789,181
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (f)	2,178,000	2,302,930
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (f)	558,000	557,581
9.25%, 7/1/2031 (f)	2,220,000	2,388,742
Encore Capital Group, Inc. 8.50%, 5/15/2030 (f)	2,051,000	2,161,303
Enova International, Inc.:
9.13%, 8/1/2029 (f)	5,217,000	5,354,416
11.25%, 12/15/2028 (f)	210,000	226,338
goeasy Ltd.:
7.63%, 7/1/2029 (f)	1,100,000	1,139,853
9.25%, 12/1/2028 (f)	1,376,000	1,483,920
LD Holdings Group LLC 8.75%, 11/1/2027 (f)	2,040,000	1,979,086
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (f)	1,000,000	995,220
5.13%, 12/15/2030 (f)	680,000	652,208
5.50%, 8/15/2028 (f)	3,340,000	3,308,971
5.75%, 11/15/2031 (f)	2,540,000	2,488,692
6.50%, 8/1/2029 (f)	1,980,000	2,014,452
Navient Corp.:
4.88%, 3/15/2028	695,000	671,982
9.38%, 7/25/2030	2,457,000	2,725,894
11.50%, 3/15/2031	5,429,000	6,202,524
OneMain Finance Corp.:
3.50%, 1/15/2027	1,000,000	955,600
3.88%, 9/15/2028	39,000	36,173
7.50%, 5/15/2031	346,000	356,269
7.88%, 3/15/2030	1,053,000	1,101,343
PennyMac Financial Services, Inc.:
5.75%, 9/15/2031 (f)	1,170,000	1,146,717
7.13%, 11/15/2030 (f)	3,700,000	3,833,644
7.88%, 12/15/2029 (f)	3,284,000	3,499,824

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
PRA Group, Inc.:
5.00%, 10/1/2029 (f)	$70,000	$64,446
8.38%, 2/1/2028 (f)	350,000	363,178
8.88%, 1/31/2030 (f)	2,368,000	2,464,614
Synchrony Financial 7.25%, 2/2/2033	3,240,000	3,372,192
ENGINEERING & CONSTRUCTION — 0.2%
AECOM 5.13%, 3/15/2027	5,898,000	5,911,153
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (f)	840,000	836,749
Dycom Industries, Inc. 4.50%, 4/15/2029 (f)	1,598,000	1,542,837
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (f)	1,670,000	1,552,682
Tutor Perini Corp. 11.88%, 4/30/2029 (f)	2,060,000	2,296,838
ENTERTAINMENT — 0.1%
Churchill Downs, Inc. 4.75%, 1/15/2028 (f)	1,497,000	1,468,228
Cinemark USA, Inc. 5.25%, 7/15/2028 (f)	1,900,000	1,867,985
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.88%, 9/1/2031 (f)	4,180,000	2,853,435
ENVIRONMENTAL CONTROL — 0.0% (c)
Enviri Corp. 5.75%, 7/31/2027 (f)	2,480,000	2,431,144
FOOD — 0.2%
Post Holdings, Inc. 4.63%, 4/15/2030 (f)	9,798,000	9,371,395
United Natural Foods, Inc. 6.75%, 10/15/2028 (f)	1,940,000	1,850,294
HEALTH CARE PRODUCTS — 0.1%
Hologic, Inc.:
3.25%, 2/15/2029 (f)	6,535,000	6,091,012
4.63%, 2/1/2028 (f)	580,000	569,328
HEALTH CARE SERVICES — 0.3%
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (f)	1,800,000	1,581,858
5.63%, 3/15/2027 (f)	1,510,000	1,485,130
10.88%, 1/15/2032 (f)	4,590,000	5,059,144
DaVita, Inc.:
3.75%, 2/15/2031 (f)	780,000	702,772
4.63%, 6/1/2030 (f)	4,157,000	3,956,425
Encompass Health Corp.:
4.50%, 2/1/2028	3,320,000	3,258,447
4.63%, 4/1/2031	710,000	679,946
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (f)	600,000	581,826
Security Description	Principal Amount	Value
HOME BUILDERS — 0.4%
Beazer Homes USA, Inc. 7.50%, 3/15/2031 (f)	$1,700,000	$1,766,232
Century Communities, Inc. 3.88%, 8/15/2029 (f)	1,891,000	1,771,640
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	2,040,000	1,995,957
Landsea Homes Corp. 8.88%, 4/1/2029 (f)	1,770,000	1,866,854
LGI Homes, Inc. 8.75%, 12/15/2028 (f)	610,000	653,133
M/I Homes, Inc.:
3.95%, 2/15/2030	1,543,000	1,440,360
4.95%, 2/1/2028	2,110,000	2,073,814
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (f)	3,700,000	3,761,975
5.88%, 6/15/2027 (f)	4,810,000	4,911,635
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	920,000	936,845
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (f)	2,436,000	2,169,940
4.00%, 4/15/2029 (f)	1,880,000	1,751,859
HOUSEHOLD PRODUCTS — 0.0% (c)
Edgewell Personal Care Co. 5.50%, 6/1/2028 (f)	700,000	695,625
INTERNET — 0.3%
Cogent Communications Group LLC:
3.50%, 5/1/2026 (f)	322,000	313,972
7.00%, 6/15/2027 (f)	3,499,000	3,559,183
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (f)	4,180,000	3,923,432
Match Group Holdings II LLC:
4.63%, 6/1/2028 (f)	500,000	486,145
5.00%, 12/15/2027 (f)	36,000	35,588
Rakuten Group, Inc.:
9.75%, 4/15/2029 (f)	5,051,000	5,518,621
11.25%, 2/15/2027 (f)	3,519,000	3,856,578
Wayfair LLC 7.25%, 10/31/2029 (f) (g)	467,000	478,311
INVESTMENT COMPANY SECURITY — 0.0% (c)
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (f)	1,470,000	1,427,679
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.00%, 6/15/2030 (f)	173,000	174,133
9.75%, 1/15/2029 (f)	510,000	529,166
IRON/STEEL — 0.0% (c)
Mineral Resources Ltd. 8.13%, 5/1/2027 (f)	1,100,000	1,110,945

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.0% (c)
ASGN, Inc. 4.63%, 5/15/2028 (f)	$1,000,000	$971,840
LEISURE TIME — 0.0% (c)
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (f)	900,000	942,597
Royal Caribbean Cruises Ltd. 5.50%, 8/31/2026 (f)	460,000	464,513
LODGING — 0.1%
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (f)	2,627,000	2,533,295
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (f)	2,500,000	2,500,700
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (f)	2,240,000	2,160,883
4.13%, 4/15/2029 (f)	1,973,000	1,896,270
Terex Corp. 6.25%, 10/15/2032 (f) (g)	1,477,000	1,477,000
MACHINERY-DIVERSIFIED — 0.0% (c)
Mueller Water Products, Inc. 4.00%, 6/15/2029 (f)	2,650,000	2,527,438
MEDIA — 0.4%
AMC Networks, Inc. 4.25%, 2/15/2029	1,320,000	954,294
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (f)	2,540,000	2,243,353
4.25%, 1/15/2034 (f)	1,560,000	1,281,010
4.75%, 3/1/2030 (f)	2,100,000	1,929,354
4.75%, 2/1/2032 (f)	390,000	342,962
5.38%, 6/1/2029 (f)	3,750,000	3,612,037
CSC Holdings LLC 11.75%, 1/31/2029 (f)	4,720,000	4,555,697
Gray Television, Inc. 4.75%, 10/15/2030 (f)	7,040,000	4,502,714
Nexstar Media, Inc.:
4.75%, 11/1/2028 (f)	900,000	858,645
5.63%, 7/15/2027 (f)	4,500,000	4,458,150
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (f)	940,000	737,016
METAL FABRICATE & HARDWARE — 0.0% (c)
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (f)	2,000,000	1,921,040
MINING — 0.1%
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (f)	4,240,000	4,161,263
Hecla Mining Co. 7.25%, 2/15/2028	1,298,000	1,324,259
Security Description	Principal Amount	Value
Taseko Mines Ltd. 8.25%, 5/1/2030 (f)	$1,427,000	$1,497,708
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (f)	4,720,000	4,649,625
Xerox Holdings Corp.:
5.50%, 8/15/2028 (f)	2,520,000	2,151,601
8.88%, 11/30/2029 (f)	830,000	771,767
OFFICE FURNISHINGS — 0.0% (c)
Steelcase, Inc. 5.13%, 1/18/2029	908,000	892,201
OIL & GAS — 0.7%
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (f)	2,100,000	2,040,843
California Resources Corp. 8.25%, 6/15/2029 (f)	6,719,000	6,852,439
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/2028 (f)	3,340,000	3,282,753
Chord Energy Corp. 6.38%, 6/1/2026 (f)	1,160,000	1,163,074
CNX Resources Corp.:
6.00%, 1/15/2029 (f)	7,335,000	7,375,416
7.25%, 3/1/2032 (f)	1,122,000	1,177,191
Comstock Resources, Inc. 6.75%, 3/1/2029 (f)	1,390,000	1,358,753
Crescent Energy Finance LLC 9.25%, 2/15/2028 (f)	1,950,000	2,036,288
Greenfire Resources Ltd. 12.00%, 10/1/2028 (f)	100,000	108,071
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (f)	4,056,000	4,092,666
Parkland Corp. 4.50%, 10/1/2029 (f)	959,000	907,674
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	1,650,000	1,646,568
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (f)	135,000	133,412
SM Energy Co.:
6.50%, 7/15/2028	2,000,000	2,000,020
7.00%, 8/1/2032 (f)	871,000	874,763
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	4,830,000	4,639,408
Valaris Ltd. 8.38%, 4/30/2030 (f)	1,260,000	1,298,027
OIL & GAS SERVICES — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (f)	1,124,000	1,129,283
Enerflex Ltd. 9.00%, 10/15/2027 (f)	1,753,000	1,817,721
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (f)	1,064,000	1,141,597

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Oceaneering International, Inc. 6.00%, 2/1/2028	$2,250,000	$2,238,097
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (f)	3,001,000	3,090,640
PACKAGING & CONTAINERS — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (f)	1,500,000	1,510,365
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	6,529,000	6,431,195
Graphic Packaging International LLC 3.50%, 3/15/2028 (f)	3,000,000	2,855,760
TriMas Corp. 4.13%, 4/15/2029 (f)	590,000	564,813
PHARMACEUTICALS — 0.0% (c)
AdaptHealth LLC 5.13%, 3/1/2030 (f)	969,000	907,013
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (f)	90,000	56,963
Prestige Brands, Inc. 3.75%, 4/1/2031 (f)	1,768,000	1,620,089
PIPELINES — 0.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (f)	1,116,000	1,118,600
8.63%, 3/15/2029 (f)	6,949,000	7,316,116
DT Midstream, Inc. 4.13%, 6/15/2029 (f)	5,966,000	5,706,837
Hess Midstream Operations LP:
4.25%, 2/15/2030 (f)	5,636,000	5,381,422
5.13%, 6/15/2028 (f)	2,712,000	2,685,449
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (f)	2,700,000	2,825,010
REAL ESTATE — 0.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (f)	1,400,000	1,300,110
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (f)	1,800,000	1,501,236
Howard Hughes Corp. 4.13%, 2/1/2029 (f)	4,039,000	3,769,922
Security Description	Principal Amount	Value
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	$1,030,000	$953,389
Newmark Group, Inc. 7.50%, 1/12/2029	2,031,000	2,194,231
REAL ESTATE INVESTMENT TRUSTS — 0.7%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	1,460,000	1,307,328
Brandywine Operating Partnership LP 8.88%, 4/12/2029	1,080,000	1,193,843
Diversified Healthcare Trust 4.75%, 2/15/2028	1,116,000	1,009,980
Hudson Pacific Properties LP 5.95%, 2/15/2028	650,000	594,392
Iron Mountain, Inc.:
5.25%, 7/15/2030 (f)	2,630,000	2,596,415
7.00%, 2/15/2029 (f)	475,000	494,807
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (f)	1,450,000	1,413,576
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	500,000	402,530
5.00%, 10/15/2027	7,220,000	6,460,239
5.25%, 8/1/2026	2,776,000	2,640,476
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (f) (g)	1,256,000	1,265,621
Rithm Capital Corp. 8.00%, 4/1/2029 (f)	6,162,000	6,241,675
Service Properties Trust 4.95%, 2/15/2027	860,000	814,420
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (f)	1,690,000	1,631,002
4.38%, 1/15/2027 (f)	6,940,000	6,763,654
7.25%, 4/1/2029 (f)	588,000	616,700
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.50%, 2/15/2029 (f)	130,000	112,817
10.50%, 2/15/2028 (f)	3,840,000	4,099,008
Vornado Realty LP 3.40%, 6/1/2031	580,000	499,624
RETAIL — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (f)	3,150,000	3,027,938
4.38%, 1/15/2028 (f)	2,000,000	1,946,800
Brinker International, Inc. 8.25%, 7/15/2030 (f)	1,075,000	1,155,582
FirstCash, Inc.:
4.63%, 9/1/2028 (f)	8,933,000	8,626,241
6.88%, 3/1/2032 (f)	384,000	395,685

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Foot Locker, Inc. 4.00%, 10/1/2029 (f)	$2,095,000	$1,821,854
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (f)	2,590,000	2,471,482
6.38%, 1/15/2030 (f)	477,000	484,832
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (f)	7,973,000	7,183,832
Nordstrom, Inc.:
4.00%, 3/15/2027	140,000	134,943
5.00%, 1/15/2044	1,040,000	804,690
Patrick Industries, Inc. 4.75%, 5/1/2029 (f)	1,969,000	1,871,692
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (f)	1,080,000	1,006,614
Victoria's Secret & Co. 4.63%, 7/15/2029 (f)	3,540,000	3,124,935
SEMICONDUCTORS — 0.0% (c)
ams-OSRAM AG 12.25%, 3/30/2029 (f)	900,000	955,116
Entegris, Inc. 3.63%, 5/1/2029 (f)	200,000	186,980
SOFTWARE — 0.2%
Fair Isaac Corp. 4.00%, 6/15/2028 (f)	7,804,000	7,548,263
PTC, Inc. 4.00%, 2/15/2028 (f)	2,251,000	2,184,730
TELECOMMUNICATIONS — 0.1%
CommScope LLC 4.75%, 9/1/2029 (f)	2,050,000	1,645,248
Lumen Technologies, Inc.:
4.13%, 4/15/2029 (f)	200,000	168,012
4.13%, 4/15/2030 (f)	1,380,000	1,124,714
Telecom Italia Capital SA 7.72%, 6/4/2038	810,000	863,865
Viasat, Inc. 6.50%, 7/15/2028 (f)	946,000	740,330
Viavi Solutions, Inc. 3.75%, 10/1/2029 (f)	2,340,000	2,122,801
TRANSPORTATION — 0.0% (c)
Danaos Corp. 8.50%, 3/1/2028 (f)	610,000	628,251
TOTAL CORPORATE BONDS & NOTES (Cost $473,902,461)		487,135,059
Security Description	Principal Amount	Value
REPURCHASE AGREEMENTS — 1.7%
Barclays Capital, Inc., dated 09/30/2024 (collateralized by U.S. Treasury Bonds 3.125% due 11/15/2041, valued at $109,000,000); expected proceeds $105,180,972, 5.11%, 06/15/2025 (Cost $100,000,000)	100,000,000	$100,000,000
	Shares
SHORT-TERM INVESTMENT — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (h) (i) (Cost $457,696,809)	457,696,809	457,696,809
TOTAL INVESTMENTS — 107.5% (Cost $6,512,679,895)		6,524,446,589
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(453,454,910)
NET ASSETS — 100.0%		$6,070,991,679
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $27,205,601, representing 0.50% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.7% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2024.
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

At September 30, 2024, the Fund had unfunded loan commitments of $2,399,171, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Epicor Software Corp.	2,348,671	2,353,192	4,521
Groundworks, LLC	50,500	50,232	(268)
	$2,399,171	$2,403,424	$4,253

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$487,135,059	$—	$487,135,059
Common Stocks	—	—	27,205,601	27,205,601
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	5,452,409,120	—	5,452,409,120
Short-Term Investment	457,696,809	—	—	457,696,809
TOTAL INVESTMENTS	$457,696,809	$6,039,544,179	$27,205,601	$6,524,446,589
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$4,253	$—	$4,253
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$4,253	$—	$4,253

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	420,966,957	$420,966,957	$1,723,899,753	$1,687,169,901	$—	$—	457,696,809	$457,696,809	$6,394,955
See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 49.7%
AEROSPACE & DEFENSE — 1.7%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,540,575
Boeing Co.:
4.88%, 5/1/2025	5,000,000	4,982,950
6.26%, 5/1/2027 (a)	270,000	278,937
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,000,000	1,026,800
RTX Corp. 5.75%, 11/8/2026	750,000	773,482
		9,602,744
AGRICULTURE — 2.9%
Philip Morris International, Inc.:
4.75%, 2/12/2027	3,420,000	3,473,626
4.88%, 2/13/2026	5,000,000	5,050,300
5.13%, 11/15/2024	2,500,000	2,498,800
Reynolds American, Inc. 4.45%, 6/12/2025	5,500,000	5,480,640
		16,503,366
APPAREL — 0.1%
Tapestry, Inc. 7.05%, 11/27/2025	625,000	637,763
AUTO MANUFACTURERS — 5.1%
American Honda Finance Corp.:
Series GMTN, 5.80%, 10/3/2025	3,000,000	3,045,150
SOFR + 0.92%, 6.18%, 1/12/2026 (b)	2,915,000	2,929,400
Daimler Truck Finance North America LLC:
5.00%, 1/15/2027 (a)	2,500,000	2,537,075
5.20%, 1/17/2025 (a)	1,500,000	1,500,000
SOFR + 0.75%, 5.69%, 12/13/2024 (a) (b)	1,000,000	1,000,820
Ford Motor Credit Co. LLC 2.30%, 2/10/2025	1,680,000	1,660,176
General Motors Financial Co., Inc.:
3.80%, 4/7/2025	2,000,000	1,986,560
5.40%, 4/6/2026	925,000	936,609
Mercedes-Benz Finance North America LLC:
5.50%, 11/27/2024 (a)	5,000,000	5,000,150
SOFR + 0.93%, 5.80%, 3/30/2025 (a) (b)	4,000,000	4,008,280
Nissan Motor Acceptance Co. LLC 6.95%, 9/15/2026 (a)	500,000	517,080
Toyota Motor Credit Corp. SOFR + 0.56%, 5.83%, 1/10/2025 (b)	3,335,000	3,335,167
		28,456,467
Security Description	Principal Amount	Value
BANKS — 10.0%
Bank of America NA SOFR + 0.78%, 5.82%, 8/18/2025 (b)	$5,000,000	$5,008,200
Canadian Imperial Bank of Commerce 5.93%, 10/2/2026	2,500,000	2,583,350
Citibank NA:
4.93%, 8/6/2026	2,425,000	2,460,963
5.86%, 9/29/2025	1,880,000	1,905,737
Citigroup, Inc. SOFR + 0.69%, 5.83%, 10/30/2024 (b)	7,000,000	7,000,630
Goldman Sachs Group, Inc.:
3.85%, 1/26/2027	1,400,000	1,387,176
5.70%, 11/1/2024	5,000,000	5,001,600
HSBC Holdings PLC SOFR + 1.43%, 6.39%, 3/10/2026 (b)	1,000,000	1,003,430
HSBC USA, Inc. 5.63%, 3/17/2025	3,000,000	3,009,240
KeyBank NA 4.15%, 8/8/2025	770,000	764,556
Macquarie Group Ltd. SOFR + 0.71%, 5.96%, 10/14/2025 (a) (b)	1,000,000	1,000,030
Morgan Stanley Series GMTN, SOFR + 0.51%, 5.70%, 1/22/2025 (b)	1,500,000	1,500,285
Morgan Stanley Bank NA 5.88%, 10/30/2026	5,000,000	5,179,400
National Australia Bank Ltd. 1.39%, 1/12/2025 (a)	1,500,000	1,484,835
Royal Bank of Canada Series GMTN, SOFR + 0.53%, 5.74%, 1/20/2026 (b)	500,000	499,900
Sumitomo Mitsui Financial Group, Inc.:
5.46%, 1/13/2026	10,000,000	10,137,500
SOFR + 1.43%, 6.70%, 1/13/2026 (b)	2,000,000	2,023,720
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	4,500,000	4,488,120
		56,438,672
BEVERAGES — 1.4%
Constellation Brands, Inc. 5.00%, 2/2/2026	1,000,000	999,610
PepsiCo, Inc. SOFR + 0.40%, 5.50%, 11/12/2024 (b)	7,000,000	6,997,130
		7,996,740
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 5.51%, 3/2/2026	500,000	500,015

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Illumina, Inc. 4.65%, 9/9/2026	$700,000	$704,354
		1,204,369
CHEMICALS — 0.9%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	3,226,000	3,165,738
Nutrien Ltd.:
5.20%, 6/21/2027	1,085,000	1,112,592
5.90%, 11/7/2024	830,000	830,307
		5,108,637
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	580,197
CONSTRUCTION MATERIALS — 0.1%
Owens Corning 5.50%, 6/15/2027	700,000	722,960
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.50%, 3/22/2025	1,040,000	1,043,723
DIVERSIFIED FINANCIAL SERVICES — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027	915,000	958,838
Charles Schwab Corp.:
4.20%, 3/24/2025	3,000,000	2,993,310
5.88%, 8/24/2026	7,000,000	7,203,910
Nasdaq, Inc. 5.65%, 6/28/2025	645,000	649,244
		11,805,302
ELECTRIC — 0.9%
DTE Energy Co. 4.22%, 11/1/2024 (c)	1,250,000	1,248,538
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 5.55%, 10/18/2024 (b)	2,500,000	2,500,300
NextEra Energy Capital Holdings, Inc.:
5.75%, 9/1/2025	500,000	505,245
6.05%, 3/1/2025	875,000	878,815
		5,132,898
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	1,000,000	992,700
6.41%, 3/15/2026	1,000,000	1,000,100
		1,992,800
FOOD — 0.4%
Campbell Soup Co. 5.30%, 3/20/2026	830,000	842,110
Security Description	Principal Amount	Value
Kroger Co. 4.70%, 8/15/2026	$1,350,000	$1,359,679
		2,201,789
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	2,500,000	2,498,300
HEALTH CARE PRODUCTS — 0.3%
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,000,000	1,000,180
Smith & Nephew PLC 5.15%, 3/20/2027	525,000	534,188
		1,534,368
HEALTH CARE SERVICES — 2.7%
Centene Corp. 4.25%, 12/15/2027	5,036,000	4,948,726
Cigna Group 5.69%, 3/15/2026	5,000,000	5,000,050
HCA, Inc. 5.88%, 2/15/2026	5,000,000	5,052,850
		15,001,626
INSURANCE — 1.7%
Athene Global Funding 5.62%, 5/8/2026 (a)	2,500,000	2,539,150
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,563,775
Pacific Life Global Funding II SOFR + 0.62%, 5.60%, 6/4/2026 (a) (b)	4,168,000	4,167,958
		9,270,883
INVESTMENT COMPANY SECURITY — 0.7%
ARES Capital Corp. 7.00%, 1/15/2027	500,000	520,400
Blackstone Private Credit Fund 2.35%, 11/22/2024	1,000,000	994,740
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	2,500,000	2,496,750
		4,011,890
IT SERVICES — 0.3%
Apple, Inc. 4.42%, 5/8/2026	1,785,000	1,785,357
LODGING — 0.4%
Las Vegas Sands Corp. 5.90%, 6/1/2027	385,000	395,564
Sands China Ltd. 5.13%, 8/8/2025	2,000,000	1,994,440
		2,390,004
MACHINERY, CONSTRUCTION & MINING — 1.1%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	2,500,000	2,523,350

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 8/11/2025	$3,500,000	$3,527,160
		6,050,510
MACHINERY-DIVERSIFIED — 1.2%
John Deere Capital Corp.:
Series MTN, 3.40%, 6/6/2025	1,390,000	1,379,380
Series MTN, 4.05%, 9/8/2025	2,000,000	1,997,460
Series MTN, 4.80%, 1/9/2026	2,000,000	2,018,860
Series MTN, SOFR + 0.20%, 5.49%, 10/11/2024 (b)	1,500,000	1,500,000
		6,895,700
MINING — 1.9%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	4,000,000	4,037,760
Glencore Funding LLC 4.00%, 4/16/2025 (a)	5,000,000	4,975,000
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026	1,390,000	1,407,570
		10,420,330
MISCELLANEOUS MANUFACTURER — 1.4%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	5,000,000	4,940,550
6.13%, 8/17/2026 (a)	3,000,000	3,114,180
		8,054,730
OIL & GAS — 0.6%
Chevron USA, Inc. 3.90%, 11/15/2024	1,000,000	998,260
Diamondback Energy, Inc. 5.20%, 4/18/2027	500,000	510,150
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,000,000	961,620
5.10%, 3/29/2026	795,000	806,178
		3,276,208
OIL & GAS SERVICES — 0.5%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,551,125
PACKAGING & CONTAINERS — 0.4%
Sonoco Products Co.:
1.80%, 2/1/2025	1,470,000	1,453,815
4.45%, 9/1/2026	990,000	990,287
		2,444,102
PHARMACEUTICALS — 1.8%
AbbVie, Inc. 4.80%, 3/15/2027	3,245,000	3,307,628
Bristol-Myers Squibb Co. 4.90%, 2/22/2027	835,000	852,644
Eli Lilly & Co. 5.00%, 2/27/2026	3,555,000	3,556,813
Security Description	Principal Amount	Value
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	$2,240,000	$2,242,442
		9,959,527
PIPELINES — 1.2%
Energy Transfer LP:
5.75%, 4/1/2025	3,000,000	3,000,780
6.05%, 12/1/2026	1,500,000	1,552,155
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	325,000	325,370
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (a)	1,750,000	1,763,405
		6,641,710
REAL ESTATE INVESTMENT TRUSTS — 3.8%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 6/1/2025	5,000,000	4,995,950
Kilroy Realty LP 3.45%, 12/15/2024	1,953,000	1,942,708
Kite Realty Group Trust 4.00%, 3/15/2025	3,000,000	2,983,020
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025	1,500,000	1,497,165
Realty Income Corp. 5.05%, 1/13/2026	6,889,000	6,892,307
VICI Properties LP/VICI Note Co., Inc. 3.50%, 2/15/2025 (a)	3,243,000	3,219,358
		21,530,508
SEMICONDUCTORS — 1.0%
Intel Corp. 4.88%, 2/10/2026	5,565,000	5,592,268
SOFTWARE — 0.9%
Intuit, Inc. 5.25%, 9/15/2026	2,500,000	2,562,575
Microsoft Corp. 3.40%, 9/15/2026	2,250,000	2,235,060
		4,797,635
TELECOMMUNICATIONS — 0.7%
AT&T, Inc. 5.54%, 2/20/2026	4,000,000	3,999,680
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,000,000	993,450
TOTAL CORPORATE BONDS & NOTES (Cost $276,882,015)		279,128,338

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 8.7%
AUTOMOBILE — 5.5%
Honda Auto Receivables Owner Trust Series 2023-4, Class A2, 5.87%, 6/22/2026	$4,430,820	$4,451,011
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A3, 5.05%, 1/15/2026 (a)	6,795,486	6,796,734
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	10,000,000	10,011,806
Nissan Auto Lease Trust Series 2024-A, Class A2A, 5.11%, 10/15/2026	5,309,277	5,326,420
Toyota Auto Receivables Owner Trust Series 2023-D, Class A2A, 5.80%, 11/16/2026	4,617,749	4,638,251
		31,224,222
CREDIT CARD — 3.2%
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 5/15/2027	18,000,000	17,865,502
TOTAL ASSET-BACKED SECURITIES (Cost $48,299,593)		49,089,724
U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Bills:
4.06%, 10/8/2024	35,000,000	34,968,372
4.67%, 10/15/2024	30,000,000	29,945,439
4.92%, 11/5/2024	50,000,000	49,774,281
U.S. Treasury Notes:
4.00%, 6/30/2028	6,746,000	6,847,190
4.75%, 7/31/2025	20,183,100	20,290,323
5.00%, 9/30/2025	3,738,000	3,774,504
TOTAL U.S. TREASURY OBLIGATIONS (Cost $145,188,565)		145,600,109
MORTGAGE-BACKED SECURITIES — 0.5%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD Term SOFR + 1.55%, 6.64%, 7/15/2035 (a) (b) (Cost $2,869,551)	2,870,000	2,868,898
Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.8%
BPR Trust Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 6.99%, 4/15/2037 (a) (b)	$1,800,000	$1,806,190
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 6.11%, 10/15/2036 (a) (b)	2,500,000	2,465,069
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,289,271)		4,271,259
	Shares
SHORT-TERM INVESTMENT — 13.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e) (Cost $77,000,581)	77,000,581	77,000,581
TOTAL INVESTMENTS — 99.3% (Cost $554,529,576)		557,958,909
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		3,767,256
NET ASSETS — 100.0%		$561,726,165
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.9% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	162	12/31/2024	$17,779,247	$17,801,016	$21,769
2 Yr. U.S. Treasury Note Futures (long)	244	12/31/2024	50,718,559	50,811,094	92,535
					$114,304

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$279,128,338	$—	$279,128,338
Asset-Backed Securities	—	49,089,724	—	49,089,724
U.S. Treasury Obligations	—	145,600,109	—	145,600,109
Mortgage-Backed Securities	—	2,868,898	—	2,868,898
Commercial Mortgage Backed Securities	—	4,271,259	—	4,271,259
Short-Term Investment	77,000,581	—	—	77,000,581
TOTAL INVESTMENTS	$77,000,581	$480,958,328	$—	$557,958,909
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$114,304	$—	$—	$114,304
TOTAL OTHER FINANCIAL INSTRUMENTS:	$114,304	$—	$—	$114,304

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	72,098,882	$72,098,882	$145,002,547	$140,100,848	$—	$—	77,000,581	$77,000,581	$885,575
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.1%
AUSTRALIA — 0.1%
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	$1,183,000	$1,135,018
5.37%, 4/4/2029 (a)	1,885,000	1,948,298
		3,083,316
BERMUDA — 0.1%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,198,000	1,901,995
BRAZIL — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,180,992	1,182,551
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 4/15/2025 (b)	400,000	406,572
Banco do Estado do Rio Grande do Sul SA VRN, 5 yr. CMT + 4.93%, 5.38%, 1/28/2031 (b)	500,000	490,340
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (b)	1,100,000	1,100,418
Cosan Overseas Ltd. 8.25%, 11/5/2024	900,000	921,600
CSN Resources SA 5.88%, 4/8/2032	1,200,000	1,022,220
Guara Norte SARL 5.20%, 6/15/2034	1,076,595	1,024,477
Itau Unibanco Holding SA VRN, 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (b)	200,000	194,806
LD Celulose International GmbH 7.95%, 1/26/2032 (a) (c)	500,000	512,870
MARB BondCo PLC 3.95%, 1/29/2031	1,100,000	975,128
Minerva Luxembourg SA:
4.38%, 3/18/2031	500,000	444,050
8.88%, 9/13/2033 (a)	1,000,000	1,090,930
Movida Europe SA 7.85%, 4/11/2029 (a)	900,000	866,295
MV24 Capital BV 6.75%, 6/1/2034	1,024,790	1,000,113
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	744,576	747,643
Simpar Europe SA 5.20%, 1/26/2031	600,000	498,090
Unigel Luxembourg SA 8.75%, 10/1/2026 (d)	400,000	100,784
Security Description	Principal Amount	Value
Vale Overseas Ltd. 6.40%, 6/28/2054	$500,000	$525,655
		13,104,542
CANADA — 0.2%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	79,000	78,285
Bank of Montreal 5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	2,254,000	1,950,589
Bombardier, Inc.:
7.00%, 6/1/2032 (a)	105,000	109,812
8.75%, 11/15/2030 (a)	470,000	516,093
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	603,838
6.00%, 6/1/2029 (a)	350,000	336,350
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	650,000	676,000
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a)	265,000	266,073
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	469,180
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	561,578
Parkland Corp. 4.63%, 5/1/2030 (a)	285,000	268,909
Royal Bank of Canada Series GMTN, 5.15%, 2/1/2034	496,000	515,647
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (a)	185,000	186,417
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	60,000	27,752
6.50%, 10/15/2027 (a)	75,000	24,879
		6,591,402
CAYMAN ISLANDS — 0.0% (e)
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	1,090,000	1,106,742
CHILE — 0.1%
Agrosuper SA 4.60%, 1/20/2032	350,000	320,824
Banco del Estado de Chile 5 yr. CMT + 3.23%, 7.95%, 5/2/2029 (a) (b)	500,000	537,495
CAP SA 3.90%, 4/27/2031 (a)	1,800,000	1,473,552
Cencosud SA 4.38%, 7/17/2027	600,000	593,928
Chile Electricity PEC SpA 0.00%, 1/25/2028 (a)	889,285	730,121

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	$364,960	$354,132
GNL Quintero SA 4.63%, 7/31/2029	294,200	292,370
		4,302,422
COLOMBIA — 0.3%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (a)	2,015,000	1,647,585
7.50%, 12/15/2028	383,332	379,438
Banco Davivienda SA VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	512,604
Banco de Bogota SA 6.25%, 5/12/2026	200,000	200,780
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	144,928
Bancolombia SA:
5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (b)	600,000	639,738
VRN, 5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (b)	1,300,000	1,285,466
Canacol Energy Ltd. 5.75%, 11/24/2028	1,000,000	535,450
Ecopetrol SA:
5.88%, 5/28/2045	200,000	150,426
5.88%, 11/2/2051	2,050,000	1,491,908
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029	1,000,000	907,540
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	343,720	344,019
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	400,000	379,272
Grupo Aval Ltd. 4.38%, 2/4/2030 (a)	300,000	267,039
Termocandelaria Power SA 7.75%, 9/17/2031 (a)	200,000	205,120
		9,091,313
DOMINICAN REPUBLIC — 0.0% (e)
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (a)	200,000	209,302
FRANCE — 0.0% (e)
Altice France SA 5.50%, 10/15/2029 (a)	460,000	322,295
Vallourec SACA 7.50%, 4/15/2032 (a)	520,000	551,465
		873,760
GERMANY — 0.0% (e)
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	525,000	519,582
Security Description	Principal Amount	Value
ZF North America Capital, Inc. 6.88%, 4/23/2032 (a)	$405,000	$405,980
		925,562
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	1,311,000	1,286,012
CT Trust 5.13%, 2/3/2032	500,000	457,835
Energuate Trust 5.88%, 5/3/2027	200,000	196,512
Millicom International Cellular SA:
6.25%, 3/25/2029	360,000	358,647
6.63%, 10/15/2026	720,000	718,200
		3,017,206
HONG KONG — 0.0% (e)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	308,500
INDIA — 0.3%
Adani Electricity Mumbai Ltd. 3.95%, 2/12/2030	349,000	314,913
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	664,000	588,072
Adani Ports & Special Economic Zone Ltd.:
4.00%, 7/30/2027	200,000	191,297
4.20%, 8/4/2027	1,300,000	1,252,238
4.38%, 7/3/2029	400,000	377,316
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	800,000	775,898
4.25%, 5/21/2036	679,500	595,600
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	1,140,000	1,041,025
JSW Infrastructure Ltd. 4.95%, 1/21/2029	600,000	583,560
Network i2i Ltd.:
5 yr. CMT + 3.39%, 3.98%, 3/3/2026 (b)	700,000	678,748
5 yr. CMT + 4.27%, 5.65%, 1/15/2025 (b)	1,200,000	1,197,276
Periama Holdings LLC 5.95%, 4/19/2026	300,000	299,253
Reliance Industries Ltd.:
3.67%, 11/30/2027	250,000	244,468
4.13%, 1/28/2025	250,000	249,295
UPL Corp. Ltd.:
4.50%, 3/8/2028	1,300,000	1,174,060
4.63%, 6/16/2030	200,000	170,000
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,000,000	990,390
		10,723,409

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
INDONESIA — 0.2%
Adaro Indonesia PT 4.25%, 10/31/2024	$1,000,000	$997,620
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	781,000	760,027
Freeport Indonesia PT:
4.76%, 4/14/2027	400,000	401,656
5.32%, 4/14/2032	500,000	507,020
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 5/15/2025	1,500,000	1,495,875
Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028	200,000	200,056
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026	1,200,000	1,217,088
Pertamina Persero PT 1.40%, 2/9/2026	1,200,000	1,147,356
		6,726,698
IRELAND — 0.1%
Avolon Holdings Funding Ltd. 5.75%, 3/1/2029 (a)	1,859,000	1,913,562
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	515,000	536,125
		2,449,687
JAMAICA — 0.0% (e)
Digicel Group Holdings Ltd.:
Series 2B, Zero Coupon, 12/31/2030 (a) (f)	472,799	60,492
Series 4A, Zero Coupon, 12/31/2030 (a) (f)	5,048	4,983
Series 4B14, Zero Coupon, 12/31/2030 (a) (f)	614,948	8,529
		74,004
KUWAIT — 0.0% (e)
MEGlobal Canada ULC 5.00%, 5/18/2025	500,000	499,375
LUXEMBOURG — 0.1%
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	202,956
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	134,766
ArcelorMittal SA 6.00%, 6/17/2034	506,000	536,992
INEOS Finance PLC 7.50%, 4/15/2029 (a)	565,000	590,589
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	230,000	221,005
		1,686,308
Security Description	Principal Amount	Value
MEXICO — 0.3%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.38%, 4/11/2027	$750,000	$734,737
Banco Mercantil del Norte SA:
10 yr. CMT + 5.03%, 6.63%, 1/24/2032 (b)	200,000	185,772
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,200,000	1,202,112
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	600,000	546,108
BBVA Bancomer SA:
5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (b)	700,000	665,483
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	300,000	291,312
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	393,855
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	500,000	532,485
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,300,000	1,278,888
Cometa Energia SA de CV 6.38%, 4/24/2035	390,500	394,483
Comision Federal de Electricidad 6.45%, 1/24/2035 (a)	600,000	597,072
Credito Real SAB de CV SOFOM ER 5 yr. CMT + 7.03%, 9.13%, 11/29/2027 (b) (d)	500,000	4,615
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	800,000	833,896
KUO SAB de CV 5.75%, 7/7/2027	1,000,000	983,830
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a) (d)	282,000	14,145
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,028,228	1,025,040
Petroleos Mexicanos 6.75%, 9/21/2047	700,000	500,822
Southern Copper Corp. 3.88%, 4/23/2025	650,000	644,885
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	175,336	166,229
		10,995,769

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MOROCCO — 0.0% (e)
OCP SA 4.50%, 10/22/2025	$200,000	$198,060
NETHERLANDS — 0.0% (e)
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	575,000	528,879
PANAMA — 0.0% (e)
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	156,656
PARAGUAY — 0.1%
Banco Continental SAECA 2.75%, 12/10/2025	150,000	144,927
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	844,905	661,375
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	279,484
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,240,052	890,221
		1,976,007
PERU — 0.3%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	1,000,000	947,740
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	1,000,000	977,710
Banco Internacional del Peru SAA Interbank VRN, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	1,700,000	1,671,916
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	1,100,000	1,086,481
Credicorp Ltd. 2.75%, 6/17/2025	300,000	294,105
InRetail Consumer 3.25%, 3/22/2028	1,109,000	1,038,601
InRetail Shopping Malls 5.75%, 4/3/2028	700,000	704,032
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	800,000	774,008
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	667,793	624,366
5.88%, 7/5/2034	379,313	384,160
Minsur SA 4.50%, 10/28/2031	200,000	183,964
Orazul Energy Peru SA 5.63%, 4/28/2027	400,000	393,280
Petroleos del Peru SA:
4.75%, 6/19/2032	700,000	550,417
5.63%, 6/19/2047	400,000	272,860
Security Description	Principal Amount	Value
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 8/2/2028	$200,000	$182,862
		10,086,502
SINGAPORE — 0.2%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	274,193	255,622
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	800,000	769,272
Oversea-Chinese Banking Corp. Ltd. VRN, 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	1,900,000	1,845,622
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	600,000	568,824
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,400,000	1,341,927
		4,781,267
SOUTH AFRICA — 0.0% (e)
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	194,220
SPAIN — 0.1%
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	929,000	987,425
Grifols SA 4.75%, 10/15/2028 (a)	620,000	581,628
		1,569,053
UNITED KINGDOM — 0.1%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	555,000	574,070
BAT Capital Corp. 4.54%, 8/15/2047	983,000	830,458
Macquarie Airfinance Holdings Ltd.:
5.15%, 3/17/2030 (a)	127,000	127,194
6.40%, 3/26/2029 (a)	457,000	475,856
6.50%, 3/26/2031 (a)	205,000	216,191
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	902,547
		3,126,316
UNITED STATES — 9.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	348,323
AbbVie, Inc. 5.50%, 3/15/2064	1,132,000	1,208,172
Academy Ltd. 6.00%, 11/15/2027 (a)	500,000	501,410

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 8/1/2029 (a)	$180,000	$173,626
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	475,000	434,730
Acushnet Co. 7.38%, 10/15/2028 (a)	285,000	300,575
AdaptHealth LLC 5.13%, 3/1/2030 (a)	280,000	262,088
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	1,045,000	1,067,102
AEP Texas, Inc.:
5.45%, 5/15/2029	555,000	578,876
Series H, 3.45%, 1/15/2050	2,138,000	1,544,812
Aethon United BR LP/Aethon United Finance Corp.:
7.50%, 10/1/2029 (a) (c)	545,000	552,461
8.25%, 2/15/2026 (a)	305,000	308,712
AGCO Corp. 5.80%, 3/21/2034	325,000	339,901
Agree LP 5.63%, 6/15/2034	660,000	690,439
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	1,589,000	1,617,904
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	575,000	581,716
6.75%, 10/15/2027 (a)	495,000	493,272
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	705,000	720,630
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 7/15/2027 (a)	355,000	355,593
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	110,000	85,249
Amentum Escrow Corp. 7.25%, 8/1/2032 (a)	315,000	328,677
American Airlines, Inc.:
7.25%, 2/15/2028 (a)	565,000	578,181
8.50%, 5/15/2029 (a)	585,000	620,281
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	141,909
American Homes 4 Rent LP 5.50%, 2/1/2034	1,492,000	1,540,729
American National Group, Inc. 5.75%, 10/1/2029 (c)	421,000	423,231
American Tower Corp. 3.60%, 1/15/2028	1,160,000	1,132,334
Amgen, Inc. 5.75%, 3/2/2063	1,637,000	1,726,266
Security Description	Principal Amount	Value
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	$440,000	$422,352
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	255,000	236,806
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (a)	85,000	67,790
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	530,000	544,119
Arcosa, Inc. 6.88%, 8/15/2032 (a)	210,000	219,759
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	310,000	234,004
ARES Capital Corp. 5.95%, 7/15/2029	499,000	512,353
Arizona Public Service Co. 5.70%, 8/15/2034	982,000	1,037,287
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,551,000	1,515,280
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	182,466
Artera Services LLC 8.50%, 2/15/2031 (a)	165,000	163,563
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	300,000	288,144
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	410,000	395,088
AT&T, Inc. 2.25%, 2/1/2032	2,291,000	1,965,884
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	445,000	427,792
Athene Global Funding 5.35%, 7/9/2027 (a)	781,000	797,971
Athene Holding Ltd. 6.25%, 4/1/2054	1,047,000	1,113,642
Atlassian Corp. 5.25%, 5/15/2029	661,000	683,547
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	701,000	715,700
Avient Corp. 6.25%, 11/1/2031 (a)	110,000	112,785
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,456,000	2,916,795
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	741,000	779,317
Bank of New York Mellon Corp. SOFR + 1.23%, 5.06%, 7/22/2032 (b)	849,000	878,808

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	$695,000	$735,129
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	210,000	171,914
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	470,000	367,855
5.25%, 1/30/2030 (a)	130,000	72,797
14.00%, 10/15/2030 (a)	28,000	25,612
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	545,000	546,711
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	540,000	559,359
Berry Global, Inc. 5.80%, 6/15/2031 (a)	945,000	982,705
Black Hills Corp. 6.00%, 1/15/2035	1,059,000	1,128,481
BlackRock Funding, Inc.:
5.25%, 3/14/2054	560,000	579,690
5.35%, 1/8/2055	1,165,000	1,224,473
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	2,812,000	2,364,358
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 7/15/2032 (a)	260,000	273,104
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	214,542
BP Capital Markets America, Inc.:
4.89%, 9/11/2033	926,000	942,094
5.23%, 11/17/2034	1,080,000	1,124,442
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	315,000	337,135
Broadcom, Inc. 3.42%, 4/15/2033 (a)	2,158,000	1,960,435
Brown & Brown, Inc. 2.38%, 3/15/2031	1,567,000	1,356,348
Buckeye Partners LP 6.88%, 7/1/2029 (a)	730,000	748,162
Builders FirstSource, Inc. 6.38%, 3/1/2034 (a)	520,000	540,103
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	1,259,000	1,256,293
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	1,010,000	1,089,457
Cadence Design Systems, Inc. 4.70%, 9/10/2034	618,000	621,387
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	510,000	527,503
Calpine Corp. 4.50%, 2/15/2028 (a)	610,000	595,506
Campbell Soup Co. 5.40%, 3/21/2034	480,000	502,574
Cardinal Health, Inc. 4.90%, 9/15/2045	2,269,000	2,123,171
Security Description	Principal Amount	Value
Carnival Corp.:
5.75%, 3/1/2027 (a)	$345,000	$349,502
7.00%, 8/15/2029 (a)	360,000	382,525
Carvana Co.:
12.00%, 12/1/2028 (a)	210,000	220,229
13.00%, 6/1/2030 (a)	215,000	233,821
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	85,000	38,789
Catalent Pharma Solutions, Inc. 3.50%, 4/1/2030 (a)	130,000	127,873
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	755,000	693,649
4.75%, 2/1/2032 (a)	375,000	329,771
5.13%, 5/1/2027 (a)	540,000	531,139
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.25%, 7/15/2029	275,000	270,229
Centene Corp. 3.00%, 10/15/2030	2,157,000	1,930,623
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	445,000	462,991
Charter Communications Operating LLC/Charter Communications Operating Capital 6.10%, 6/1/2029	365,000	377,852
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,909,000	1,897,546
Chord Energy Corp. 6.38%, 6/1/2026 (a)	520,000	521,378
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	272,431
6.00%, 1/15/2029 (a)	220,000	213,501
6.88%, 4/15/2029 (a)	130,000	117,738
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,864,000	3,795,144
VRN, 5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (b)	1,044,000	1,040,711
Citizens Financial Group, Inc. SOFR + 2.33%, 6.65%, 4/25/2035 (b)	620,000	680,183
Civitas Resources, Inc. 8.38%, 7/1/2028 (a)	340,000	355,331
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	560,000	577,270

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	$205,000	$197,286
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	180,000	154,863
9.00%, 9/15/2028 (a)	185,000	196,679
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	280,000	274,817
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	320,000	318,483
9.00%, 9/30/2029 (a)	210,000	213,732
Clydesdale Acquisition Holdings, Inc. 6.88%, 1/15/2030 (a)	525,000	537,285
CNH Industrial Capital LLC 5.10%, 4/20/2029	377,000	388,212
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	513,881
CNX Resources Corp. 6.00%, 1/15/2029 (a)	325,000	326,791
Coherent Corp. 5.00%, 12/15/2029 (a)	255,000	249,319
CommScope LLC 4.75%, 9/1/2029 (a)	155,000	124,397
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	220,000	184,391
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	435,000	399,795
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a)	270,000	238,834
9.50%, 8/15/2029 (a)	520,000	534,284
Coty, Inc. 5.00%, 4/15/2026 (a)	540,000	537,716
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63%, 7/15/2030 (a)	400,000	415,584
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	260,000	274,950
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	565,000	553,836
Crown Castle, Inc. 4.30%, 2/15/2029	1,933,000	1,915,893
CSC Holdings LLC:
5.75%, 1/15/2030 (a)	495,000	256,163
6.50%, 2/1/2029 (a)	445,000	368,135
CSX Corp. 3.35%, 9/15/2049	2,572,000	1,958,552
Cummins, Inc. 5.45%, 2/20/2054	470,000	497,025
Security Description	Principal Amount	Value
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	$280,000	$274,324
CVS Health Corp.:
5.30%, 6/1/2033	912,000	931,790
5.88%, 6/1/2053	1,522,000	1,547,767
Dana, Inc.:
4.25%, 9/1/2030	95,000	85,185
5.38%, 11/15/2027	125,000	124,166
5.63%, 6/15/2028	650,000	637,858
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	560,000	559,647
Devon Energy Corp. 5.75%, 9/15/2054	1,159,000	1,126,815
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	430,000	421,632
DISH DBS Corp.:
5.13%, 6/1/2029	290,000	194,422
5.75%, 12/1/2028 (a)	500,000	439,030
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	400,000	352,072
DR Horton, Inc. 5.00%, 10/15/2034	1,226,000	1,241,460
DTE Energy Co. 5.85%, 6/1/2034	1,487,000	1,596,904
Duke Energy Corp.:
2.65%, 9/1/2026	2,940,000	2,860,444
5.00%, 8/15/2052	330,000	312,428
5.45%, 6/15/2034	1,079,000	1,126,854
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	565,000	562,672
Elevance Health, Inc. 5.13%, 2/15/2053	2,116,000	2,074,717
Embarq Corp. 8.00%, 6/1/2036	225,000	100,163
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	565,000	582,526
6.75%, 7/15/2031 (a)	270,000	281,721
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	515,000	521,741
Energy Transfer LP:
5.00%, 5/15/2044	1,223,000	1,121,161
5.95%, 5/15/2054	1,084,000	1,109,496
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (b)	482,000	492,377
EnLink Midstream LLC 5.65%, 9/1/2034	1,610,000	1,663,854
Entergy Arkansas LLC 5.75%, 6/1/2054	572,000	615,558
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (b)	474,000	492,552
Entergy Louisiana LLC 4.75%, 9/15/2052	768,000	710,761

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Enterprise Products Operating LLC 5.55%, 2/16/2055	$1,092,000	$1,128,178
Equinix, Inc.:
2.95%, 9/15/2051	1,819,000	1,207,016
3.90%, 4/15/2032	1,030,000	986,050
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	340,000	338,552
Eversource Energy 5.50%, 1/1/2034	478,000	497,015
Expedia Group, Inc. 3.80%, 2/15/2028	2,435,000	2,389,709
Extra Space Storage LP 5.40%, 2/1/2034	951,000	981,042
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	405,000	376,743
Fiserv, Inc. 5.45%, 3/15/2034	913,000	954,660
Ford Motor Co. 3.25%, 2/12/2032	1,143,000	973,767
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	275,000	277,434
Fortress Transportation & Infrastructure Investors LLC:
5.88%, 4/15/2033	770,000	766,150
7.88%, 12/1/2030 (a)	700,000	754,404
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	397,036
4.63%, 8/1/2030	100,000	99,917
5.25%, 9/1/2029	300,000	304,347
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	247,835
5.88%, 10/15/2027 (a)	125,000	125,501
5.88%, 11/1/2029	480,000	476,736
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	265,000	265,276
Gates Corp. 6.88%, 7/1/2029 (a)	345,000	357,430
General Motors Financial Co., Inc. 3.10%, 1/12/2032	430,000	375,734
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,005,000	1,034,215
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	400,000	404,468
Genuine Parts Co. 4.95%, 8/15/2029	1,031,000	1,048,146
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.43%, 6.55%, 5/15/2026 (b)	1,883,000	1,892,679
Security Description	Principal Amount	Value
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	$1,097,000	$1,136,744
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	225,725
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	210,000	140,564
Gray Television, Inc. 10.50%, 7/15/2029 (a)	265,000	277,081
Griffon Corp. 5.75%, 3/1/2028	430,000	424,100
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	665,000	634,570
6.38%, 1/15/2030 (a)	350,000	355,747
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	2,000,000	1,908,060
Gulfport Energy Corp.:
6.75%, 9/1/2029 (a)	545,000	551,202
8.00%, 5/17/2026 (a)	175,000	178,344
Halliburton Co. 4.85%, 11/15/2035	820,000	818,754
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	485,000	509,885
HCA, Inc.:
5.13%, 6/15/2039	1,146,000	1,128,099
5.25%, 6/15/2049	1,187,000	1,128,232
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	375,000	345,855
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	365,000	361,427
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,528,000	2,503,251
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	290,000	20,518
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	301,357
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 11/1/2028 (a)	540,000	539,449
8.38%, 11/1/2033 (a)	115,000	123,945
Host Hotels & Resorts LP:
5.70%, 7/1/2034	1,915,000	1,977,333
Series I, 3.50%, 9/15/2030	2,084,000	1,930,659
Howmet Aerospace, Inc. 4.85%, 10/15/2031	355,000	362,814
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	469,156
Hyatt Hotels Corp. 5.25%, 6/30/2029	1,930,000	1,975,895
Hyundai Capital America 5.30%, 1/8/2029 (a)	1,840,000	1,889,275
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	368,946

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	$460,000	$464,563
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	433,373
IQVIA, Inc. 6.25%, 2/1/2029	622,000	661,304
Iron Mountain, Inc.:
7.00%, 2/15/2029 (a)	470,000	489,599
REIT, 4.50%, 2/15/2031 (a)	580,000	550,530
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	1,925,000	2,019,113
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a)	590,000	577,575
7.00%, 9/1/2032 (a)	440,000	444,646
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	345,000	363,389
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	2,196,000	1,958,239
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	2,176,000	1,956,637
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	943,000	960,257
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	920,000	960,370
Kinder Morgan, Inc. 5.20%, 6/1/2033	1,887,000	1,910,814
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	560,000	579,790
Kroger Co. 5.65%, 9/15/2064	1,138,000	1,144,270
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	1,401,000	1,129,780
Laboratory Corp. of America Holdings 4.80%, 10/1/2034	2,529,000	2,497,817
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	290,000	274,395
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	400,639
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	550,000	539,286
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	165,000	129,207
10.50%, 4/15/2029 (a)	470,000	514,288
LFS Topco LLC 5.88%, 10/15/2026 (a)	345,000	324,369
LifePoint Health, Inc. 10.00%, 6/1/2032 (a)	650,000	716,007
Security Description	Principal Amount	Value
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	$505,000	$522,448
Lightning Power LLC 7.25%, 8/15/2032 (a)	315,000	330,747
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	70,000	51,279
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	290,000	295,832
Lowe's Cos., Inc. 4.40%, 9/8/2025	2,139,000	2,138,337
LYB International Finance III LLC 5.50%, 3/1/2034	909,000	946,296
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	358,740
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	215,000	212,487
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	570,000	550,432
5.88%, 6/30/2029 (a)	220,000	214,359
Markel Group, Inc. 6.00%, 5/16/2054	866,000	920,619
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	2,154,000	1,937,997
Marvell Technology, Inc. 1.65%, 4/15/2026	1,479,000	1,417,932
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	2,202,000	1,621,531
MasTec, Inc. 5.90%, 6/15/2029	643,000	669,768
Matador Resources Co. 6.50%, 4/15/2032 (a)	400,000	399,180
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	766,134
Mativ Holdings, Inc.:
6.88%, 10/1/2026 (a)	515,000	515,000
8.00%, 10/1/2029 (a) (c)	390,000	397,363
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	395,000	379,512
McAfee Corp. 7.38%, 2/15/2030 (a)	165,000	160,992
McDonald's Corp. 5.45%, 8/14/2053	1,095,000	1,141,461
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	265,000	261,894
7.38%, 9/1/2031 (a)	105,000	108,932
Medline Borrower LP 5.25%, 10/1/2029 (a)	1,095,000	1,074,425
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	160,000	164,994

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Meta Platforms, Inc. 5.60%, 5/15/2053	$1,882,000	$2,040,483
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	225,000	165,103
7.88%, 5/1/2029 (a)	180,000	105,799
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	426,590
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	510,000	528,666
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	85,000	53,343
Motorola Solutions, Inc. 5.40%, 4/15/2034	920,000	959,422
MPLX LP:
1.75%, 3/1/2026	797,000	767,567
5.50%, 6/1/2034	953,000	979,817
Nabors Industries, Inc.:
8.88%, 8/15/2031 (a)	130,000	123,652
9.13%, 1/31/2030 (a)	375,000	386,760
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	480,000	470,304
Navient Corp. 5.00%, 3/15/2027	285,000	282,555
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	395,000	395,075
6.25%, 3/1/2030 (a)	1,130,000	1,128,700
8.38%, 2/1/2028 (a)	275,000	288,841
NetApp, Inc. 1.88%, 6/22/2025	1,445,000	1,413,600
Netflix, Inc.:
5.38%, 11/15/2029 (a)	846,000	889,924
5.40%, 8/15/2054	709,000	749,051
News Corp. 5.13%, 2/15/2032 (a)	155,000	152,362
NextEra Energy Capital Holdings, Inc.:
5.55%, 3/15/2054	683,000	712,833
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (b)	212,000	229,113
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	450,000	461,417
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	1,175,000	1,043,024
NiSource, Inc. 5.35%, 4/1/2034	920,000	954,794
Northrop Grumman Corp. 5.20%, 6/1/2054	1,885,000	1,919,703
NuStar Logistics LP 6.00%, 6/1/2026	550,000	553,674
Security Description	Principal Amount	Value
Occidental Petroleum Corp. 5.38%, 1/1/2032	$213,000	$216,253
Olympus Water U.S. Holding Corp. 6.25%, 10/1/2029 (a)	200,000	193,518
OneMain Finance Corp.:
7.13%, 3/15/2026	324,000	331,008
7.50%, 5/15/2031	630,000	648,698
ONEOK, Inc. 6.63%, 9/1/2053	1,019,000	1,130,988
Oracle Corp.:
3.80%, 11/15/2037	352,000	311,400
6.25%, 11/9/2032	165,000	182,526
O'Reilly Automotive, Inc.:
5.00%, 8/19/2034	612,000	619,197
5.75%, 11/20/2026	445,000	458,929
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	443,017
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	275,000	267,297
Owens Corning 5.70%, 6/15/2034	897,000	952,318
Pacific Gas & Electric Co.:
6.75%, 1/15/2053	1,001,000	1,142,752
6.95%, 3/15/2034	864,000	983,405
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	550,000	529,303
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	405,000	424,602
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	720,000	747,230
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	240,000	237,101
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	210,000	191,306
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	295,914
7.88%, 12/15/2029 (a)	340,000	362,345
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.20%, 4/1/2027 (a)	970,000	964,927
Performance Food Group, Inc. 6.13%, 9/15/2032 (a)	490,000	501,143
Permian Resources Operating LLC:
6.25%, 2/1/2033 (a)	260,000	264,160
7.00%, 1/15/2032 (a)	560,000	582,266

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (a)	$1,000,000	$986,430
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	987,000	1,020,755
Philip Morris International, Inc. 5.25%, 2/13/2034	953,000	989,681
Pike Corp.:
5.50%, 9/1/2028 (a)	560,000	548,195
8.63%, 1/31/2031 (a)	285,000	305,811
Post Holdings, Inc. 6.38%, 3/1/2033 (a)	535,000	543,929
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	160,000	120,134
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	220,000	220,035
Qorvo, Inc. 3.38%, 4/1/2031 (a)	525,000	470,053
Quanta Services, Inc. 2.35%, 1/15/2032	2,300,000	1,971,721
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,035,000	1,048,072
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	90,000	76,804
Radiology Partners, Inc.:
7.78%, 1/31/2029 (a)	145,001	143,940
9.78%, 2/15/2030 (a)	104,273	98,532
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	949,000	956,488
5.50%, 8/31/2026 (a)	420,000	424,120
5.63%, 9/30/2031 (a)	220,000	222,842
6.25%, 3/15/2032 (a)	335,000	347,539
Royalty Pharma PLC 5.40%, 9/2/2034	1,098,000	1,126,142
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,192,000	1,207,699
Sabre GLBL, Inc. 8.63%, 6/1/2027 (a)	175,000	172,207
Schlumberger Holdings Corp. 5.00%, 11/15/2029 (a)	667,000	688,544
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	330,000	327,660
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	500,000	529,530
Select Medical Corp. 6.25%, 8/15/2026 (a)	490,000	493,116
Service Properties Trust:
5.50%, 12/15/2027	115,000	109,549
Security Description	Principal Amount	Value
8.88%, 6/15/2032	$110,000	$104,948
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	1,025,000	1,000,974
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	280,000	292,869
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	610,000	631,606
SM Energy Co. 7.00%, 8/1/2032 (a)	520,000	522,246
Solventum Corp. 5.40%, 3/1/2029 (a)	930,000	956,775
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	515,000	483,776
Sonoco Products Co. 4.60%, 9/1/2029	369,000	367,269
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	290,000	301,426
Southern California Edison Co. 5.45%, 6/1/2031	1,865,000	1,972,816
Southern Co. Series 21-A, VRN, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	1,950,000	1,888,107
Spirit AeroSystems, Inc. 9.75%, 11/15/2030 (a)	195,000	217,511
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	265,000	274,983
Staples, Inc.:
10.75%, 9/1/2029 (a)	245,000	237,814
12.75%, 1/15/2030 (a)	85,000	69,788
Starwood Property Trust, Inc.:
6.00%, 4/15/2030 (a) (c)	355,000	355,096
7.25%, 4/1/2029 (a)	330,000	346,107
Station Casinos LLC 6.63%, 3/15/2032 (a)	770,000	787,502
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	300,000	279,615
Sun Communities Operating LP 2.70%, 7/15/2031	1,115,000	973,852
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	470,000	426,863
Sunoco LP/Sunoco Finance Corp. 6.00%, 4/15/2027	170,000	170,525
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	95,000	60,613
Sysco Corp. 3.25%, 7/15/2027	992,000	966,506
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	1,849,000	1,886,109

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38%, 2/15/2029 (a)	$280,000	$283,091
Targa Resources Corp. 5.50%, 2/15/2035	301,000	309,991
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	231,907
6.13%, 6/15/2030	565,000	574,532
6.25%, 2/1/2027	245,000	245,436
T-Mobile USA, Inc. 5.50%, 1/15/2055	2,802,000	2,900,014
TMS International Corp. 6.25%, 4/15/2029 (a)	180,000	171,236
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	445,000	444,404
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	518,253
6.88%, 12/15/2030 (a)	565,000	591,668
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	282,000	281,924
Transocean, Inc. 8.00%, 2/1/2027 (a)	210,000	209,908
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	475,000	527,145
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,160,000	1,158,330
Truist Financial Corp. Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	971,000	994,158
U.S. Foods, Inc. 5.75%, 4/15/2033 (a) (c)	770,000	770,955
Uber Technologies, Inc. 4.80%, 9/15/2034	2,170,000	2,167,526
UKG, Inc. 6.88%, 2/1/2031 (a)	280,000	289,436
United Airlines, Inc. 4.63%, 4/15/2029 (a)	560,000	541,066
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	480,000	457,805
UnitedHealth Group, Inc. 5.50%, 7/15/2044	1,411,000	1,492,669
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	280,000	298,886
Universal Health Services, Inc. 4.63%, 10/15/2029	1,119,000	1,112,387
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	325,000	290,329
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	154,925
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	205,000	214,248
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	390,938
8.38%, 6/1/2031 (a)	245,000	258,250
Security Description	Principal Amount	Value
9.88%, 2/1/2032 (a)	$290,000	$322,268
Veralto Corp. 5.35%, 9/18/2028	925,000	963,295
Verisk Analytics, Inc. 5.25%, 6/5/2034	1,091,000	1,126,490
VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/1/2029 (a)	1,970,000	1,933,693
Victra Holdings LLC/Victra Finance Corp.:
7.75%, 2/15/2026 (a)	795,000	801,153
8.75%, 9/15/2029 (a)	455,000	477,759
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	875,000	873,495
9.13%, 7/15/2031 (a)	510,000	557,333
Virginia Electric & Power Co. 5.55%, 8/15/2054	495,000	520,577
Vistra Operations Co. LLC:
6.88%, 4/15/2032 (a)	305,000	321,080
7.75%, 10/15/2031 (a)	325,000	349,801
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	215,000	208,271
Vortex Opco LLC:
8.00%, 4/30/2030 (a)	56,430	22,556
3 mo. USD Term SOFR + 6.25%, 10.84%, 4/30/2030 (a) (b)	12,960	12,973
VT Topco, Inc. 8.50%, 8/15/2030 (a)	535,000	571,273
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	330,000	347,503
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	230,000	228,894
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	530,000	552,567
Wayfair LLC 7.25%, 10/31/2029 (a) (c)	275,000	281,661
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	510,000	531,313
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	1,936,000	1,898,577
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	752,000	760,678
Wheel Pros, Inc. 6.50%, 5/15/2029 (a) (d)	75,000	1
Williams Cos., Inc. 5.15%, 3/15/2034	955,000	965,706
Willis North America, Inc. 5.35%, 5/15/2033	1,870,000	1,923,688
Windstream Escrow LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a) (c)	350,000	356,472

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	$600,000	$563,556
WRKCo, Inc. 3.75%, 3/15/2025	1,867,000	1,854,286
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	564,133
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,078,369
6.38%, 8/15/2025 (a)	265,000	265,042
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	712,667
Zimmer Biomet Holdings, Inc. 5.20%, 9/15/2034	1,028,000	1,046,473
		292,623,011
VIETNAM — 0.0% (e)
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	210,820	204,323
TOTAL CORPORATE BONDS & NOTES (Cost $390,794,257)		393,115,606
ASSET-BACKED SECURITIES — 13.5%
AASET Trust:
Series 2024-1A, Class A1, 6.26%, 5/16/2049 (a)	2,950,279	3,061,549
Series 2024-1A, Class B, 6.90%, 5/16/2049 (a)	512,836	524,104
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 5.27%, 7/25/2036 (b)	8,273,591	2,032,927
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.39%, 5.25%, 2/25/2037 (b)	2,667,470	1,109,022
ACHV ABS Trust Series 2023-1PL, Class C, 7.42%, 3/18/2030 (a)	1,750,280	1,755,655
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 1.51%, 6.53%, 12/18/2037 (a) (b)	3,000,000	2,917,542
Affirm Asset Securitization Trust:
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	1,750,000	1,757,114
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	5,250,000	5,347,881
Security Description	Principal Amount	Value
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (a)	$5,000,000	$5,095,238
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.79%, 5/25/2034 (g)	4,804,032	3,611,918
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,806,887
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,828,190
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,887,951
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,613,727
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,633,194
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 mo. USD Term SOFR + 1.47%, 6.77%, 10/15/2034 (a) (b)	2,000,000	1,999,000
Apidos CLO XLI Ltd. Series 2022-41A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 1.00%, 10/20/2037 (a) (b) (c)	1,000,000	1,000,000
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 6.79%, 1/15/2037 (a) (b)	1,646,366	1,638,168
AREIT Trust Series 2021-CRE5, Class B, 1 mo. USD Term SOFR + 1.93%, 7.02%, 11/17/2038 (a) (b)	300,000	298,933
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 5.15%, 7/25/2036 (b)	17,148,958	4,511,508
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	3,000,000	3,041,786
Bain Capital Credit CLO Ltd.:
Series 2019-3A, Class DR, ABS, 3 mo. USD Term SOFR + 3.36%, 8.64%, 10/21/2034 (a) (b)	1,000,000	985,012

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-6A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.69%, 10/21/2034 (a) (b)	$3,000,000	$3,004,800
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.25%, 8.53%, 7/24/2036 (a) (b)	2,000,000	2,003,510
Series 2024-4A, Class D1, 3 mo. USD Term SOFR + 3.10%, 7.97%, 10/23/2037 (a) (b)	500,000	504,888
Battalion CLO XXI Ltd. Series 2021-21A, Class B, 3 mo. USD Term SOFR + 2.01%, 7.31%, 7/15/2034 (a) (b)	500,000	499,450
BDS LLC Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 6.78%, 9/19/2039 (a) (b)	1,900,000	1,899,073
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,599,288	3,268,455
BlueMountain CLO XXIII Ltd. Series 2018-23A, Class D1R, 3 mo. USD Term SOFR + 3.85%, 9.13%, 7/20/2037 (a) (b)	1,000,000	1,003,587
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.18%, 10/25/2036 (b)	15,619,934	10,932,272
BSPRT Issuer Ltd. Series 2021-FL6, Class A, ABS, 1 mo. USD Term SOFR + 1.21%, 6.31%, 3/15/2036 (a) (b)	293,968	292,689
Business Jet Securities LLC Series 2024-2A, Class B, ABS, 5.75%, 9/15/2039 (a)	3,000,000	3,022,029
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 8.56%, 7/15/2030 (a) (b)	1,000,000	999,598
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 8.66%, 4/15/2034 (a) (b)	2,000,000	1,997,548
Carlyle U.S. CLO Ltd.:
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 6.26%, 11.56%, 4/15/2034 (a) (b)	1,000,000	998,750
Security Description	Principal Amount	Value
Series 2022-2A, Class A2, 3 mo. USD Term SOFR + 2.00%, 7.28%, 4/20/2035 (a) (b)	$2,000,000	$2,009,146
Series 2022-5A, Class D1R, 3 mo. USD Term SOFR + 3.15%, 8.25%, 10/15/2037 (a) (b)	500,000	500,000
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 7.90%, 10/15/2036 (a) (b)	3,000,000	3,022,101
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 8.30%, 10/15/2036 (a) (b)	2,000,000	2,001,420
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 1.00%, 10/25/2036 (a) (b) (c)	1,000,000	999,800
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 mo. USD Term SOFR + 2.76%, 8.05%, 10/25/2031 (a) (b)	1,000,000	1,000,800
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 8.16%, 1/20/2035 (a) (b)	2,550,000	2,544,900
Chase Auto Owner Trust Series 2024-5A, Class A4, ABS, 4.15%, 3/25/2030 (a)	5,250,000	5,225,940
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.81%, 9.10%, 7/16/2030 (a) (b)	1,000,000	996,900
Series 2018-2A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 1.00%, 10/20/2037 (a) (b) (c)	1,000,000	1,000,000
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 7.21%, 10/15/2034 (a) (b)	1,000,000	999,000
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 7.28%, 4/21/2035 (a) (b)	2,000,000	1,998,200
Clover CLO LLC Series 2018-1A, Class A1RR, 3 mo. USD Term SOFR + 1.53%, 6.85%, 4/20/2037 (a) (b)	500,000	502,250
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2, 3.30%, 12/26/2051 (a)	3,250,000	3,083,238

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Compass Datacenters Issuer II LLC:
Series 2024-1A, Class A2, 5.75%, 2/25/2049 (a)	$4,000,000	$4,053,500
Series 2024-2A, Class B2, 6.00%, 8/25/2049 (a)	250,000	247,868
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	971,569
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	2,250,000	2,188,764
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,971,253
Drive Auto Receivables Trust Series 2021-3, Class C, 1.47%, 1/15/2027	990,249	985,069
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 6.96%, 1/15/2031 (a) (b)	1,626,877	1,620,044
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.91%, 7/15/2035 (a) (b)	1,500,000	1,491,885
Elmwood CLO XII Ltd. Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.10%, 1.00%, 10/15/2037 (a) (b) (c)	1,000,000	1,000,000
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	467,635	460,578
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,459,793
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 8.46%, 7/15/2030 (a) (b)	1,000,000	999,700
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 5.25%, 3/25/2037 (b)	8,426,304	4,448,346
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	2,000,000	1,928,796
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,938,431
Security Description	Principal Amount	Value
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	$3,000,000	$2,898,475
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,495,679
FREED ABS Trust Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	41,527	41,527
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 6.43%, 5/16/2038 (a) (b)	1,443,237	1,436,397
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (g)	993,615	931,817
Galaxy XXII CLO Ltd. Series 2016-22A, Class CRR, 3 mo. USD Term SOFR + 2.41%, 7.70%, 4/16/2034 (a) (b)	500,000	498,850
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.56%, 7/15/2031 (a) (b)	2,100,000	2,097,764
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 9.68%, 10/20/2036 (a) (b)	1,000,000	1,018,124
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	2,416,852
Greystone CRE Notes Ltd.:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 6.23%, 7/15/2039 (a) (b)	1,705,425	1,696,804
Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 6.86%, 7/15/2039 (a) (b)	2,925,000	2,904,563
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,091,152	854,817
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 5.57%, 3/25/2037 (b)	5,517,733	2,238,488
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,598,000	1,572,000

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Horizon Aircraft Finance IV Ltd. Series 2024-1, Class A, ABS, 5.38%, 9/15/2049 (a)	$2,500,000	$2,502,860
Invesco U.S. CLO Ltd.:
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.65%, 7.95%, 7/15/2036 (a) (b)	1,000,000	1,005,250
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.15%, 8.45%, 7/15/2036 (a) (b)	1,000,000	1,000,229
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	1,811,615	1,748,426
Katayma CLO I Ltd. Series 2023-1A, Class D, 3 mo. USD Term SOFR + 5.25%, 10.53%, 10/20/2036 (a) (b)	5,000,000	5,121,585
LCCM Trust Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.66%, 11/15/2038 (a) (b)	2,131,630	2,118,437
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 7.39%, 4/20/2031 (a) (b)	1,435,000	1,430,982
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	1,288,770	1,278,210
LendingPoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	371,094	368,413
Lewey Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 1.00%, 10/20/2037 (a) (b) (c)	1,000,000	1,000,000
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 3.00%, 8.29%, 7/21/2037 (a) (b)	500,000	499,350
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.54%, 4/19/2033 (a) (b)	1,000,000	998,604
Madison Park Funding XVII Ltd. Series 2015-17A, Class DR, 3 mo. USD Term SOFR + 3.86%, 9.14%, 7/21/2030 (a) (b)	1,000,000	997,000
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 11.56%, 7/15/2034 (a) (b)	500,000	486,433
Security Description	Principal Amount	Value
Magnetite XXXIII Ltd. Series 2022-33A, Class DR, ABS, 3 mo. USD Term SOFR + 3.00%, 7.81%, 10/20/2037 (a) (b)	$1,000,000	$1,000,000
Marble Point CLO XI Ltd. Series 2017-2A, Class B, 3 mo. USD Term SOFR + 1.76%, 7.04%, 12/18/2030 (a) (b)	3,500,000	3,492,300
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 5.17%, 7/25/2037 (b)	3,657,251	686,954
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 5.27%, 7/25/2037 (b)	5,061,840	960,633
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.62%, 3/25/2037 (b)	31,775,942	8,250,204
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	4,000,000	4,155,028
MF1 LLC:
Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 7.11%, 6/19/2037 (a) (b)	1,735,182	1,736,348
Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.07%, 7.03%, 10/19/2038 (a) (b)	880,000	881,841
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 6.21%, 10/16/2036 (a) (b)	1,286,460	1,280,068
MF1 Trust Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 6.70%, 8/18/2041 (a) (b)	1,750,000	1,747,216
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	66,413	63,333
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	413,619	394,331
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	689,365	656,914

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD Term SOFR + 3.01%, 8.30%, 4/16/2033 (a) (b)	$1,500,000	$1,497,965
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class D, ABS, 3 mo. USD Term SOFR + 3.10%, 8.40%, 4/14/2035 (a) (b)	500,000	498,150
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 9.01%, 10/13/2031 (a) (b)	1,000,000	1,000,994
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 8.51%, 7/15/2030 (a) (b)	500,000	498,150
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.56%, 8.84%, 3/17/2030 (a) (b)	1,000,000	1,000,223
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.89%, 1/20/2035 (a) (b)	500,000	498,100
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R3, 3 mo. USD Term SOFR + 1.66%, 6.78%, 2/14/2031 (a) (b)	500,000	499,259
Pagaya AI Debt Trust:
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (a)	4,021,982	3,991,758
Series 2022-2, Class A, 4.97%, 1/15/2030 (a)	151,508	151,363
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	351,581	352,451
Series 2023-3, Class A, 7.60%, 12/16/2030 (a)	1,772,040	1,781,107
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 2.36%, 7.64%, 10/20/2031 (a) (b)	4,000,000	3,990,800
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 mo. USD Term SOFR + 3.11%, 7.97%, 3/25/2026 (a) (b)	1,300,000	1,303,368
Security Description	Principal Amount	Value
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 8.81%, 7/15/2031 (a) (b)	$500,000	$502,049
PRET LLC:
Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (a) (g)	3,192,541	3,179,687
Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (a) (g)	10,955,657	10,862,068
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,954,476	7,585,439
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,650,197	2,642,895
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	9,400,000	9,347,525
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (a)	25,000,000	23,431,525
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (b)	2,800,000	2,573,593
Prosper Marketplace Issuance Trust Series 2023-1A, Class A, 7.06%, 7/16/2029 (a)	1,623,986	1,629,462
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (g)	12,597,774	12,490,162
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 mo. USD Term SOFR + 2.41%, 7.71%, 10/15/2030 (a) (b)	2,250,000	2,245,275
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.69%, 1/20/2035 (a) (b)	4,500,000	4,506,300
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (g)	8,664,451	3,387,193
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (a)	2,500,000	2,436,482
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	904,680	830,397
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.29%, 5.15%, 5/25/2037 (b)	3,332,601	2,049,367

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.51%, 5.37%, 5/25/2037 (b)	$23,157,721	$14,257,745
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.29%, 5.15%, 5/25/2037 (b)	30,813,411	23,988,760
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 8.58%, 7/15/2030 (a) (b)	1,080,000	1,076,436
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,503,885	1,440,782
Sound Point CLO 36 Ltd.:
Series 2023-36A, Class B, 3 mo. USD Term SOFR + 2.85%, 8.13%, 7/26/2036 (a) (b)	1,000,000	1,008,800
Series 2023-36A, Class C, 3 mo. USD Term SOFR + 3.40%, 8.68%, 7/26/2036 (a) (b)	500,000	504,700
Sound Point CLO 40 Ltd. Series 2024-40A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 7.69%, 10/20/2037 (a) (b)	500,000	491,550
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 6.61%, 1/26/2031 (a) (b)	272,558	272,605
Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 3 mo. USD Term SOFR + 2.76%, 8.04%, 1/21/2031 (a) (b)	1,500,000	1,458,450
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 7.49%, 7/26/2031 (a) (b)	500,000	498,500
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 12.03%, 7/15/2034 (a) (b)	1,000,000	867,986
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 8.89%, 7/20/2034 (a) (b)	500,000	491,082
Security Description	Principal Amount	Value
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 9.20%, 1/25/2032 (a) (b)	$4,000,000	$3,910,520
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 8.58%, 4/25/2035 (a) (b)	700,000	671,370
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	403,451	389,354
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 5.31%, 12/25/2036 (b)	455,500	457,764
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	1,500,000	1,557,377
Sunnova Helios V Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,139,147	900,869
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,355,849	2,046,825
Switch ABS Issuer LLC Series 2024-2A, Class B, 6.20%, 6/25/2054 (a)	3,000,000	2,986,812
Textainer Marine Containers VII Ltd. Series 2024-1A, Class A, 5.25%, 8/20/2049 (a)	2,083,200	2,086,509
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (a)	1,572,351	1,584,661
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.41%, 6.71%, 4/15/2035 (a) (b)	2,150,000	2,153,655
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,537,500	3,172,131
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,415,000	1,260,235
Tricon Residential Trust:
Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,990,776	10,081,266
Series 2024-SFR3, Class C, 5.25%, 8/17/2041 (a)	5,850,000	5,883,908

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Trimaran CAVU Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 9.32%, 1/18/2035 (a) (b)	$1,500,000	$1,504,535
TRTX Issuer Ltd. Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 6.40%, 3/15/2038 (a) (b)	700,455	696,115
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	452,487	443,273
Upstart Securitization Trust:
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	6,500,000	6,459,829
Series 2023-2, Class A, 6.77%, 6/20/2033 (a)	1,245,723	1,250,588
Valley Stream Park CLO Ltd. Series 2022-1A, Class DR, 3 mo. USD Term SOFR + 4.15%, 9.43%, 10/20/2034 (a) (b)	500,000	499,937
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 5.12%, 3/27/2051 (a) (g)	581,981	579,609
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 7.46%, 10/15/2030 (a) (b)	1,000,000	998,700
Series 2014-2A, Class BRR, 3 mo. USD Term SOFR + 2.36%, 7.65%, 4/17/2030 (a) (b)	1,250,000	1,249,000
Series 2017-3A, Class A2AR, 3 mo. USD Term SOFR + 1.81%, 7.09%, 4/20/2034 (a) (b)	1,005,000	1,003,995
Series 2017-3A, Class CR, ABS, 3 mo. USD Term SOFR + 3.41%, 8.69%, 4/20/2034 (a) (b)	1,000,000	992,042
VR Funding LLC Series 2020-1A, Class B, 4.22%, 11/15/2050 (a)	1,963,726	1,868,129
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.33%, 5.41%, 2/25/2037 (b)	12,703,196	4,145,001
Wellfleet CLO Ltd.:
Series 2017-3A, Class A2, 3 mo. USD Term SOFR + 1.76%, 7.05%, 1/17/2031 (a) (b)	1,700,000	1,702,225
Security Description	Principal Amount	Value
Series 2020-2A, Class CR, 3 mo. USD Term SOFR + 2.56%, 7.86%, 7/15/2034 (a) (b)	$1,550,000	$1,549,704
Wellfleet CLO X Ltd. Series 2019-XA, Class A2R, 3 mo. USD Term SOFR + 2.01%, 7.29%, 7/20/2032 (a) (b)	3,500,000	3,500,791
Wind River CLO Ltd. Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 3.95%, 9.17%, 7/20/2037 (a) (b)	1,000,000	998,199
TOTAL ASSET-BACKED SECURITIES (Cost $451,705,012)		441,201,783
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
COLOMBIA — 0.1%
Colombia Government International Bonds:
3.88%, 4/25/2027	700,000	675,075
4.13%, 5/15/2051	1,700,000	1,073,852
		1,748,927
GUATEMALA — 0.0% (e)
Guatemala Government Bonds:
4.38%, 6/5/2027	600,000	584,626
4.88%, 2/13/2028	200,000	196,946
5.25%, 8/10/2029	200,000	197,630
		979,202
MEXICO — 0.1%
Mexico Government International Bonds 6.34%, 5/4/2053	2,000,000	1,988,775
PANAMA — 0.0% (e)
Panama Government International Bonds:
3.87%, 7/23/2060	1,000,000	629,298
4.30%, 4/29/2053	200,000	141,815
		771,113
PARAGUAY — 0.0% (e)
Paraguay Government International Bonds 4.70%, 3/27/2027	400,000	398,995
SOUTH AFRICA — 0.0% (e)
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	650,000	629,027
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,521,013)		6,516,039

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0% (e)
UNITED STATES — 0.0% (e)
Envision Healthcare Corp. (f) (h)	2,187	$23,237
Phoenix Services International LLC (f) (h)	$7,665	38,172
		61,409
TOTAL COMMON STOCKS (Cost $35,680)		61,409
	Principal Amount
SENIOR FLOATING RATE LOANS — 1.9%
ADVERTISING SERVICES — 0.0% (e)
CMG Media Corp., 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.93%, 12/17/2026 (b)	$74,213	65,720
AEROSPACE & DEFENSE — 0.0% (e)
Dynasty Acquisition Co., Inc.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/24/2028 (b)	311,983	312,577
2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/24/2028 (b)	120,293	120,522
TransDigm, Inc.:
2023 Term Loan J, 3 mo. USD Term SOFR + 3.25%, 7.84%, 2/28/2031 (b)	525,383	523,928
2024 Term Loan, 3 mo. USD Term SOFR + 1.50%, 7.32%, 1/19/2032 (b)	260,000	259,268
		1,216,295
AIRLINES — 0.0% (e)
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.85%, 3/21/2031 (b)	104,475	104,867
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.29%, 4/20/2028 (b)	232,500	239,377
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.03%, 10/20/2027 (b)	85,702	87,394
United Airlines, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.03%, 2/22/2031 (b)	288,550	289,452
Security Description	Principal Amount	Value
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.08%, 2/14/2031 (b)	$348,250	$345,130
		1,066,220
APPAREL — 0.0% (e)
ABG Intermediate Holdings 2 LLC, 2024 Add on Delayed Draw Term Loan (i)	102,083	102,303
AUTO COMPONENTS — 0.0% (e)
DexKo Global, Inc., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.35%, 10/4/2028 (b)	108,700	105,333
BEVERAGES — 0.0% (e)
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.85%, 3/31/2028 (b)	1,155,868	1,155,174
BUILDING MATERIALS — 0.0% (e)
Cornerstone Building Brands, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.84%, 5/15/2031 (b)	30,000	29,709
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.75%, 3/28/2031 (b)	49,875	50,024
Quikrete Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.75%, 4/14/2031 (b)	39,800	39,859
Tamko Building Products LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.56%, 9/20/2030 (b)	138,600	139,120
		258,712
BUILDING PRODUCTS — 0.0% (e)
Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.60%, 11/3/2028 (b)	247,398	246,377
Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.69%, 4/12/2028 (b)	128,010	125,593
		371,970

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 0.1%
ECO Services Operations Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.50%, 6/12/2031 (b)	$289,532	$288,152
Hexion Holdings Corp., 2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.77%, 3/15/2029 (b)	302,179	300,372
Illuminate Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/31/2029 (b)	196,798	197,607
INEOS Quattro Holdings U.K. Ltd., 2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.60%, 4/2/2029 (b)	283,575	284,019
INEOS U.S. Finance LLC:
2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.50%, 2/18/2030 (b)	567,625	568,031
2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.00%, 2/7/2031 (b)	74,813	74,990
Natgasoline LLC, Term Loan B, 1 mo. USD Term SOFR + 3.50%, 9.02%, 11/14/2025 (b)	178,535	177,643
Nouryon Finance BV, 2024 USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.63%, 4/3/2028 (b)	242,740	243,423
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.85%, 6/20/2031 (b)	354,112	354,555
Polar U.S. Borrower LLC, 2024 Term Loan B1A, 1 mo. USD Term SOFR + 5.50%, 10.61%, 10/16/2028 (b)	99,390	74,543
Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 9.87%, 10/26/2026 (b)	124,309	123,376
		2,686,711
COMMERCIAL SERVICES — 0.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.10%, 5/12/2028 (b)	1,248,102	1,237,337
Security Description	Principal Amount	Value
APX Group, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.04%, 7/10/2028 (b)	$348,283	$348,747
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.75%, 1/31/2031 (b)	340,000	340,566
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.00%, 1/31/2031 (b)	318,400	318,320
CHG Healthcare Services, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.86%, 9/29/2028 (b)	154,611	155,029
Conservice Midco LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.75%, 5/13/2027 (b)	84,364	84,646
EAB Global, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.50%, 8/16/2028 (b)	263,675	263,049
First Advantage Holdings LLC, 2024 Term Loan B (i)	675,000	672,891
Garda World Security Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.83%, 2/1/2029 (b)	321,037	321,398
Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.10%, 6/2/2031 (b)	170,000	170,438
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.84%, 10/21/2030 (b)	109,450	109,382
Mavis Tire Express Services Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.75%, 5/4/2028 (b)	202,435	202,573
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.60%, 3/4/2028 (b)	101,161	89,001
Trans Union LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 7.00%, 6/24/2031 (b)	109,725	109,632
Vestis Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.37%, 2/22/2031 (b)	83,125	82,748
Viad Corp., Initial Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.50%, 7/30/2028 (b)	91,721	91,835

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Vortex Opco LLC, Second Out Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.63%, 12/17/2028 (b)	$61,157	$44,186
VT Topco, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.75%, 8/9/2030 (b)	99,251	99,675
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.50%, 1/30/2031 (b)	114,712	114,712
		4,856,165
COMMERCIAL SERVICES & SUPPLIES — 0.0% (e)
Asurion LLC:
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 10.61%, 1/31/2028 (b)	70,000	65,912
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.61%, 1/20/2029 (b)	105,000	97,428
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 8.61%, 7/31/2027 (b)	375,140	370,504
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.20%, 8/19/2028 (b)	24,687	24,361
		558,205
COMMUNICATIONS EQUIPMENT — 0.0% (e)
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.61%, 4/6/2026 (b)	128,753	125,024
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 7.97%, 3/9/2027 (b)	160,000	146,617
		271,641
COMPUTERS — 0.0% (e)
Amentum Government Services Holdings LLC, 2024 Term Loan B (i)	275,000	274,484
CONSTRUCTION & ENGINEERING — 0.1%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.83%, 2/15/2031 (b)	120,555	117,823
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.75%, 8/1/2030 (b)	228,066	222,258
Security Description	Principal Amount	Value
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.00%, 7/1/2031 (b)	$273,699	$273,489
DG Investment Intermediate Holdings 2, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.11%, 3/30/2029 (b)	60,000	56,588
2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.71%, 3/31/2028 (b)	251,661	251,426
KKR Apple Bidco LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.11%, 9/22/2028 (b)	184,775	184,718
Tecta America Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.36%, 4/10/2028 (b)	188,662	189,782
		1,296,084
CONSTRUCTION MATERIALS — 0.0% (e)
Emrld Borrower LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.56%, 8/4/2031 (b)	150,000	149,879
Nvent Electric PLC, Term Loan B (i)	250,000	250,053
Quikrete Holdings, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 7.50%, 3/19/2029 (b)	143,179	143,374
Traverse Midstream Partners LLC, 2017 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.75%, 2/16/2028 (b)	52,659	52,856
		596,162
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (e)
Monogram Food Solutions LLC, Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/28/2028 (b)	185,937	184,077
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.00%, 5/1/2031 (b)	114,712	115,286
		299,363

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CONTAINERS & PACKAGING — 0.1%
Charter NEX U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.10%, 12/1/2027 (b)	$143,996	$144,191
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.68%, 8.42%, 4/13/2029 (b)	218,816	217,940
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.35%, 8/4/2027 (b)	265,907	265,951
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 9.72%, 2/12/2026 (b)	128,695	121,545
Pregis TopCo Corp., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.25%, 7/31/2026 (b)	371,637	372,863
Pretium Packaging LLC:
First Out Term Loan A, 3 mo. USD Term SOFR + 5.00%, 10.25%, 10/2/2028 (b)	55,461	56,588
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.60%, 9.85%, 10/2/2028 (b)	143,423	115,575
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 12.07%, 10/1/2029 (b)	45,000	18,225
Reynolds Group Holdings, Inc., 2024 Term Loan B3, 3 mo. USD Term SOFR + 2.50%, 7.75%, 9/24/2028 (b)	244,774	245,003
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.21%, 3/3/2028 (b)	190,762	187,365
Trident TPI Holdings, Inc., 2024 Term Loan B6, 3 mo. USD Term SOFR + 4.00%, 9.33%, 9/15/2028 (b)	240,940	241,600
		1,986,846
COSMETICS & TOILETRIES — 0.0% (e)
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.57%, 2/26/2029 (b)	268,591	267,081
Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.0% (e)
BCPE Empire Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.25%, 12/11/2028 (b)	$584,260	$585,174
Resideo Funding, Inc., 2024 M&A Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.30%, 6/13/2031 (b)	189,525	189,999
		775,173
DIVERSIFIED CONSUMER SERVICES — 0.0% (e)
Ascend Learning LLC:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 11.10%, 12/10/2029 (b)	84,708	82,220
2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.85%, 12/11/2028 (b)	587,403	585,403
Mister Car Wash Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 7.85%, 3/27/2031 (b)	49,875	49,986
		717,609
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.89%, 11/1/2028 (b)	385,942	385,218
Assetmark Financial Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.60%, 9/5/2031 (b)	105,000	103,901
Astra Acquisition Corp., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.88%, 14.47%, 10/25/2029 (b)	124,962	14,566
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.84%, 10/22/2026 (b)	334,202	335,332
Corpay Technologies Operating Company LLC, Term Loan B5 (i)	435,000	435,035
CPI Holdco B LLC, Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.85%, 5/19/2031 (b)	80,000	79,721
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.08%, 4/9/2027 (b)	344,263	337,743

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Edelman Financial Center LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.50%, 10/6/2028 (b)	$115,000	$114,952
2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.50%, 4/7/2028 (b)	488,670	488,318
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.25%, 2/28/2031 (b)	233,415	234,500
Focus Financial Partners LLC:
2024 Delayed Draw Term Loan (i)	62,071	61,957
2024 Term Loan B8 (i)	577,929	576,865
Greystone Select Financial LLC, Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.54%, 6/16/2028 (b)	86,123	85,908
HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.75%, 8/21/2028 (b)	364,087	364,714
Walker & Dunlop, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.60%, 12/16/2028 (b)	111,837	112,257
		3,730,987
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.80%, 8/15/2028 (b)	227,573	171,248
Connect Finco Sarl, 2024 Non-Extended Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.75%, 12/11/2026 (b)	61,681	61,516
Cyxtera DC Holdings, Inc., Term Loan B, 1 yr. USD Term SOFR + 0.00%, 10.50%, 1/16/2025 (b) (d)	102,389	563
Frontier Communications Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.83%, 7/1/2031 (b)	245,000	247,144
Level 3 Financing, Inc.:
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.56%, 11.84%, 4/15/2029 (b)	48,965	50,073
Security Description	Principal Amount	Value
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.56%, 11.84%, 4/15/2030 (b)	$48,965	$49,948
Telesat LLC, Term Loan B5, 3 mo. USD Term SOFR + 2.75%, 8.07%, 12/7/2026 (b)	47,573	23,579
		604,071
ELECTRIC — 0.0% (e)
Alpha Generation LLC, Term Loan B (i)	235,000	235,336
Compass Power Generation LLC, 2024 Term Loan (i)	120,000	120,921
Edgewater Generation LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.50%, 8/1/2030 (b)	135,000	136,350
Hamilton Projects Acquiror LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.00%, 5/22/2031 (b)	59,850	60,359
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.35%, 8/18/2031 (b)	200,000	200,639
		753,605
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (e)
Compass Power Generation LLC, 2022 Term Loan B2, 1 mo. USD Term SOFR + 4.25%, 9.61%, 4/14/2029 (b)	192,397	193,874
Dynamo Newco II Gmbh, USD Term Loan B (i)	80,000	80,300
		274,174
ELECTRONICS — 0.0% (e)
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.75%, 7/2/2029 (b)	37,419	37,477
ENTERTAINMENT — 0.1%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.79%, 10/2/2028 (b)	266,574	254,495
Delta 2 Lux SARL:
2024 Term Loan B1 (i)	30,000	30,053
2024 Term Loan B2 (i)	15,000	15,027
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.09%, 1/27/2029 (b)	1,244,309	1,242,281

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.58%, 11/29/2030 (b)	$74,438	$74,610
Motion Finco SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.83%, 11/12/2029 (b)	243,565	234,705
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 8/1/2030 (b)	314,953	315,051
OVG Business Services LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.25%, 6/25/2031 (b)	200,000	199,250
Scientific Games Holdings LP, 2024 USD Term Loan B (i)	155,000	154,261
Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 5/1/2031 (b)	84,787	84,766
		2,604,499
FOOD PRODUCTS — 0.0% (e)
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.36%, 12/8/2028 (b)	525,454	524,800
FOOD-MISC/DIVERSIFIED — 0.0% (e)
H-Food Holdings LLC, 2018 Term Loan B, 3 mo. USD Term SOFR + 3.69%, 9.01%, 5/23/2025 (b)	78,321	59,198
FORESTRY — 0.0% (e)
Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 1.75%, 7.00%, 5/23/2031 (b)	308,915	309,559
GROUND TRANSPORTATION — 0.0% (e)
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 8.50%, 1/25/2029 (b)	213,926	213,570
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.25%, 9/29/2028 (b)	143,550	143,641
Security Description	Principal Amount	Value
Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.66%, 5/10/2027 (b)	$1,133,451	$1,130,776
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.43%, 10/1/2027 (b)	443,208	422,987
Medline Borrower LP:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.00%, 10/23/2028 (b)	276,835	277,259
2024 USD Add-on Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.50%, 10/23/2028 (b)	85,000	84,992
Sotera Health Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.50%, 5/30/2031 (b)	375,000	374,297
		2,433,952
HEALTH CARE PROVIDERS & SERVICES — 0.1%
ADMI Corp.:
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.11%, 12/23/2027 (b)	143,155	140,419
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 11.00%, 12/23/2027 (b)	198,500	199,058
Aveanna Healthcare LLC:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 12.21%, 12/10/2029 (b)	82,260	77,864
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.91%, 7/17/2028 (b)	198,496	194,353
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.61%, 9/29/2028 (b)	328,905	329,335
Fortrea Holdings, Inc., Term Loan B, 6 mo. USD Term SOFR + 3.75%, 8.49%, 7/1/2030 (b)	13,799	13,807
LifePoint Health, Inc.:
2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.34%, 5/17/2031 (b)	44,888	44,948
2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.05%, 11/16/2028 (b)	393,027	393,322
Pacific Dental Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.59%, 3/15/2031 (b)	258,837	258,999

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Parexel International Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.25%, 11/15/2028 (b)	$316,044	$316,462
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.88%, 1/31/2029 (b)	247,326	242,999
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 5.25%, 10.50%, 3/2/2027 (b)	83,795	80,378
		2,291,944
HOME FURNISHINGS — 0.0% (e)
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.84%, 7/31/2028 (b)	409,073	409,053
HOTELS, RESTAURANTS & LEISURE — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 7.00%, 9/20/2030 (b)	119,700	118,696
Alterra Mountain Co., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 8.50%, 8/17/2028 (b)	264,968	265,906
Caesars Entertainment, Inc.:
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.75%, 8.00%, 2/6/2031 (b)	248,750	249,119
Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.00%, 2/6/2030 (b)	61,425	61,545
Playa Resorts Holding BV, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.03%, 1/5/2029 (b)	315,004	313,363
Travelport Finance Luxembourg SARL, 2020 Super Priority Term Loan, 3 mo. USD Term SOFR + 8.00%, 13.59%, 9/30/2028 (b)	155,730	135,368
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.00%, 5/24/2030 (b)	324,187	324,440
		1,468,437
Security Description	Principal Amount	Value
HOUSEHOLD DURABLES — 0.0% (e)
Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.36%, 10/6/2028 (b)	$129,609	$107,792
HOUSEHOLD PRODUCTS — 0.0% (e)
Energizer Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.31%, 12/22/2027 (b)	116,369	116,660
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (e)
NRG Energy, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.00%, 7.26%, 4/16/2031 (b)	134,325	134,711
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.25%, 12/20/2030 (b)	69,475	69,559
		204,270
INSURANCE — 0.1%
Acrisure LLC, 2024 Term Loan B6, 3 mo. USD Term SOFR + 3.25%, 8.59%, 11/6/2030 (b)	1,175,645	1,166,463
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 7.96%, 9/19/2031 (b)	297,750	296,419
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.52%, 2/15/2031 (b)	123,357	123,800
AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.75%, 2/14/2031 (b)	343,375	343,435
BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 8.50%, 6/13/2031 (b)	154,612	154,174
Cross Financial Corp., 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.75%, 9/15/2027 (b)	183,136	183,365
OneDigital Borrower LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.50%, 7/2/2031 (b)	135,000	133,988

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.50%, 7/2/2031 (b)	$413,962	$411,203
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.25%, 7/31/2031 (b)	295,000	294,788
		3,107,635
INTERNET & TELECOM — 0.0% (e)
CNT Holdings I Corp., 2020 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.75%, 11/8/2027 (b)	131,546	132,001
Endure Digital, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.96%, 2/10/2028 (b)	184,161	163,295
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.48%, 2/16/2028 (b)	169,207	168,784
ION Trading Technologies SARL, 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.35%, 4/1/2028 (b)	90,662	90,810
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.25%, 8/31/2028 (b)	329,077	329,292
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.00%, 3/15/2030 (b)	206,366	206,538
		1,090,720
INVESTMENT COMPANIES — 0.0% (e)
Wec U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.00%, 1/27/2031 (b)	320,000	320,291
IT SERVICES — 0.0% (e)
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.25%, 8/18/2028 (b)	185,310	186,336
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/2/2028 (b)	91,354	90,676
		277,012
Security Description	Principal Amount	Value
LEISURE TIME — 0.0% (e)
Alterra Mountain Co., 2024 Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.75%, 5/31/2030 (b)	$119,027	$119,572
Carnival Corp.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 8.00%, 10/18/2028 (b)	304,331	305,314
2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 8.00%, 8/8/2027 (b)	40,076	40,238
ClubCorp Holdings, Inc., 2023 Term Loan B2, 3 mo. USD Term SOFR + 5.26%, 10.60%, 9/18/2026 (b)	192,714	193,248
GBT U.S. III LLC, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.28%, 7/25/2031 (b)	100,000	99,917
LC Ahab U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.75%, 5/1/2031 (b)	195,000	196,098
		954,387
LODGING — 0.0% (e)
Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.50%, 1/17/2031 (b)	154,225	153,358
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.50%, 3/14/2031 (b)	84,575	84,341
		237,699
MACHINERY — 0.1%
Columbus McKinnon Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.83%, 5/14/2028 (b)	25,624	25,688
Crosby U.S. Acquisition Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 8.36%, 8/16/2029 (b)	79,600	79,838
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 4/2/2029 (b)	332,620	316,285
Madison IAQ LLC, Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.89%, 6/21/2028 (b)	371,414	371,557

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Titan Acquisition Ltd., 2024 Term Loan B, 6 mo. USD Term SOFR + 5.00%, 10.33%, 2/15/2029 (b)	$274,313	$273,322
TK Elevator U.S. Newco, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.59%, 4/30/2030 (b)	367,232	368,380
		1,435,070
MEDIA — 0.1%
Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 4.25%, 9.54%, 3/22/2031 (b)	129,350	129,786
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.95%, 4/15/2027 (b)	252,358	231,629
Directv Financing LLC, Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.36%, 8/2/2027 (b)	126,603	126,836
NEP Group, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.61%, 8/19/2026 (b)	244,599	235,274
United Talent Agency LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.04%, 7/7/2028 (b)	84,575	84,892
Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 6/24/2029 (b)	176,947	174,847
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.25%, 8.66%, 3/31/2031 (b)	385,000	368,210
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD Term SOFR + 2.50%, 7.95%, 4/30/2028 (b)	190,000	185,790
		1,537,264
METAL FABRICATE & HARDWARE — 0.0% (e)
Crosby U.S. Acquisition Corp., 2024 1st Lien Term Loan B (i)	29,925	30,019
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.60%, 6/1/2028 (b)	121,249	120,824
		150,843
Security Description	Principal Amount	Value
METALS & MINING — 0.0% (e)
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.56%, 8/18/2030 (b)	$29,925	$29,940
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (e)
Starwood Property Trust, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 3.25%, 8.60%, 7/26/2026 (b)	93,791	94,143
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
APRO LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 7/9/2031 (b)	220,000	221,032
Par Petroleum LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.06%, 2/28/2030 (b)	49,250	49,409
Waterbridge Midstream Operating LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.08%, 6/27/2029 (b)	75,000	72,616
		343,057
PERSONAL PRODUCTS — 0.0% (e)
Kronos Acquisition Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.31%, 7/8/2031 (b)	95,000	89,300
PHARMACEUTICALS — 0.1%
Curium BidCo SARL:
2024 Term Loan B (i)	105,000	105,481
2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.33%, 7/31/2029 (b)	237,009	238,094
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.40%, 11/15/2027 (b)	133,307	129,808
Organon & Co., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.84%, 5/19/2031 (b)	119,420	119,419
Packaging Coordinators Midco, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.58%, 11/30/2027 (b)	350,000	350,301

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Southern Veterinary Partners LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.00%, 10/5/2027 (b)	$443,986	$445,374
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.25%, 8/1/2031 (b)	195,000	195,585
		1,584,062
PIPELINES — 0.1%
BCP Renaissance Parent LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.60%, 10/31/2028 (b)	195,233	195,477
Brazos Delaware II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.25%, 2/11/2030 (b)	24,875	24,935
CPPIB Capital, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.85%, 8/20/2031 (b)	105,000	105,175
CQP Holdco LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.58%, 12/31/2030 (b)	253,727	253,786
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.04%, 12/21/2028 (b)	163,439	162,192
GIP II Blue Holding LP, Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.00%, 9/29/2028 (b)	86,620	87,053
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.82%, 10/4/2030 (b)	119,398	119,796
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (b)	258,050	258,444
WaterBridge Midstream Operating LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.60%, 5/10/2029 (b)	110,000	109,949
WhiteWater DBR HoldCo LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.08%, 3/3/2031 (b)	115,000	114,982
		1,431,789
Security Description	Principal Amount	Value
PROFESSIONAL SERVICES — 0.0% (e)
Dun & Bradstreet Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.03%, 1/18/2029 (b)	$167,931	$167,978
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (e)
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.85%, 1/31/2031 (b)	163,763	163,046
RETAIL — 0.1%
EG Group Ltd., 2023 USD Tranche C Term Loan B, 3 mo. USD Term SOFR + 5.50%, 11.07%, 2/7/2028 (b)	184,758	184,912
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 2.50%, 7.24%, 6/5/2031 (b)	160,000	157,767
LBM Acquisition LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.14%, 6/6/2031 (b)	606,582	595,809
LSF9 Atlantis Holdings LLC, 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.26%, 3/31/2029 (b)	19,750	19,948
Restoration Hardware, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.86%, 10/20/2028 (b)	263,839	254,275
Staples, Inc., 2024 Term Loan B (i)	105,000	95,662
Whatabrands LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.61%, 8/3/2028 (b)	585,981	585,784
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.50%, 10/19/2029 (b)	155,000	154,061
		2,048,218
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (e)
Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.75%, 5/6/2030 (b)	408,975	409,658

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ultra Clean Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.75%, 2/28/2028 (b)	$137,603	$138,349
		548,007
SOFTWARE — 0.3%
Applied Systems, Inc.:
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.29%, 2/24/2031 (b)	119,700	119,932
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.58%, 2/23/2032 (b)	85,000	87,725
AthenaHealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.10%, 2/15/2029 (b)	1,248,095	1,242,378
Banff Merger Sub, Inc.:
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 11.01%, 7/30/2032 (b)	135,000	133,088
2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.01%, 7/30/2031 (b)	555,000	554,559
BCPE Pequod Buyer, Inc., USD Term Loan B (i)	60,000	59,806
Castle U.S. Holding Corp., USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.11%, 1/29/2027 (b)	76,587	51,395
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.58%, 7/6/2029 (b)	1,253,612	1,242,122
Cloud Software Group, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.33%, 3/30/2029 (b)	244,388	243,674
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.57%, 2/10/2028 (b)	232,047	224,990
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.11%, 10/16/2028 (b)	164,847	154,854
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.59%, 5/1/2031 (b)	288,550	288,730
DCert Buyer, Inc.:
2019 Term loan B, 1 mo. USD Term SOFR + 4.00%, 9.25%, 10/16/2026 (b)	128,051	124,570
Security Description	Principal Amount	Value
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 12.25%, 2/19/2029 (b)	$55,000	$47,772
First Advantage Holdings LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.11%, 1/31/2027 (b)	275,666	274,919
Helios Software Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.08%, 7/18/2030 (b)	201,204	200,701
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.83%, 12/1/2027 (b)	71,222	60,711
McAfee LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.59%, 3/1/2029 (b)	295,271	294,602
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.36%, 12/18/2028 (b)	110,388	77,111
Mitchell International, Inc.:
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.50%, 6/17/2031 (b)	590,000	582,062
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.50%, 6/17/2032 (b)	130,000	127,996
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.83%, 7/1/2031 (b)	127,417	122,280
PointClickCare Technologies, Inc., 2024 Term Loan B, 2 mo. USD Term SOFR + 3.00%, 8.33%, 12/29/2027 (b)	139,947	140,122
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.51%, 6/2/2028 (b)	239,705	236,023
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/17/2027 (b)	25,254	23,665
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/17/2027 (b)	39,680	37,184
Sophia LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.85%, 10/9/2029 (b)	408,235	409,733

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 7.25%, 5/9/2031 (b)	$178,170	$178,367
Thunder Generation Funding LLC, Term Loan B (i)	285,000	285,000
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.55%, 2/10/2031 (b)	538,650	539,323
		8,165,394
SPECIALTY RETAIL — 0.0% (e)
Great Outdoors Group LLC, 2021 Term Loan B2, 1 mo. USD Term SOFR + 3.75%, 9.11%, 3/6/2028 (b)	340,639	341,029
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.85%, 4/17/2028 (b)	77,746	61,692
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.10%, 2/11/2028 (b)	340,239	337,838
Rent-A-Center, Inc., 2021 First Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.00%, 2/17/2028 (b)	155,952	155,872
		896,431
TELECOMMUNICATION EQUIPMENT — 0.0% (e)
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.11%, 4/30/2028 (b)	301,426	284,972
TOOLS-HAND HELD — 0.0% (e)
Madison Safety & Flow LLC, 2024 Term Loan B (i)	120,000	120,113
TRANSPORT-SERVICES — 0.0% (e)
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.68%, 7/6/2029 (b)	232,725	233,599
Everi Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.86%, 8/3/2028 (b)	111,262	111,694
Security Description	Principal Amount	Value
LaserShip, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.50%, 13.10%, 5/7/2029 (b)	$40,000	$16,720
		362,013
TOTAL SENIOR FLOATING RATE LOANS (Cost $61,047,491)		60,510,683
Shares
WARRANTS — 0.0% (e)
UNITED STATES — 0.0% (e)
Avation PLC (expiring 10/31/26) (h) (Cost $0)	4,550	1,678
	Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.8%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2052	$23,859,229	19,830,342
30 day USD SOFR Average - 2.15%, 2.14%, 12/1/2051 (b)	10,795,196	9,692,598
30 day USD SOFR Average + 2.14%, 2.22%, 7/1/2051 (b)	11,163,369	10,142,447
3.00%, 6/1/2042	9,612,873	8,898,618
3.00%, 11/1/2042	5,326,322	4,922,045
3.00%, 12/1/2042	4,578,452	4,190,828
3.00%, 1/1/2045	617,189	567,937
3.00%, 4/1/2045	8,827,371	8,122,951
3.00%, 8/1/2045	4,804,801	4,410,780
3.00%, 12/1/2046	14,661,033	13,458,754
3.00%, 7/1/2047	1,708,958	1,564,273
3.00%, 10/1/2051	14,087,719	12,820,927
3.00%, 3/1/2052	5,392,558	4,851,051
3.50%, 2/1/2045	659,857	627,714
3.50%, 4/1/2045	10,749,990	10,167,216
3.50%, 6/1/2045	5,136,409	4,850,659
3.50%, 10/1/2045	5,538,404	5,230,291
3.50%, 2/1/2046	2,844,601	2,695,369
4.00%, 4/1/2045	12,207,877	12,031,391
4.00%, 7/1/2047	1,816,588	1,770,503
4.00%, 7/1/2052	12,710,563	12,236,420
4.19%, 7/1/2033	16,202,000	15,893,565
4.50%, 6/1/2044	671,447	674,144
4.80%, 1/1/2030	17,395,000	17,725,534
5.50%, 4/1/2054	13,130,889	13,537,926
5.50%, 5/1/2054	7,759,087	7,947,148
5.50%, 7/1/2054	52,060,758	53,374,292
6.00%, 11/1/2053	32,935,778	34,436,200
6.00%, 3/1/2054	15,106,159	15,572,095

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 0.54%, 5/15/2041 (b)	$2,618,629	$268,437
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,841,410	1,788,085
Series 3935, Class SJ, CMO, IO, REMIC, 6.54% - 30 day USD SOFR Average, 1.19%, 5/15/2041 (b)	275,867	4,794
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,582,796	3,905,088
Series 4319, Class ZA, 3.00%, 3/15/2044	3,024,963	2,786,581
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	14,658,736	13,151,103
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	369,051	364,578
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	2,513,957	2,439,961
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	4,121,802	3,969,078
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,555,910	2,340,146
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 5.63%, 8/25/2050 (b)	6,501,426	6,282,507
Series 5130, Class SD, CMO, IO, 2.60% - 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (b)	71,062,697	851,054
Series 5131, Class IG, 3.50%, 8/25/2051	10,234,337	1,974,252
Series 5243, Class IB, 3.00%, 1/25/2051	16,000,684	2,735,455
Series 5250, Class NH, 3.00%, 8/25/2052	10,000,000	8,890,651
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 7.63%, 12/25/2041 (a) (b)	5,000,000	5,044,880
Security Description	Principal Amount	Value
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 9.03%, 2/25/2042 (a) (b)	$9,500,000	$9,981,044
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 8.18%, 4/25/2042 (a) (b)	20,000,000	20,669,075
Federal Home Loan Mortgage Corp. STRIPS:
Series 326, Class 300, CMO, 3.00%, 3/15/2044	8,336,671	7,711,889
Series 413, Class F24, CMO, 30 day USD SOFR Average + 1.10%, 6.38%, 5/25/2054 (b)	16,067,629	16,098,062
Federal National Mortgage Association:
1.98%, 10/1/2033	19,225,172	16,246,884
2.50%, 9/1/2046	1,606,878	1,403,186
2.50%, 2/1/2047	4,186,348	3,713,317
2.50%, 6/1/2050	13,588,373	11,951,118
2.50%, 11/1/2050	6,748,899	5,925,281
2.50%, 3/1/2051	24,423,471	21,507,352
2.80%, 11/1/2039	10,034,000	8,101,882
3.00%, 10/1/2041	7,734,785	7,079,939
3.00%, 3/1/2043	1,935,735	1,783,881
3.00%, 7/1/2043	1,954,698	1,795,175
3.00%, 1/1/2045	66,054	60,126
3.00%, 4/1/2045	1,177,676	1,065,930
3.00%, 7/1/2045	9,977,245	9,194,555
3.00%, 10/1/2046	2,041,758	1,868,898
3.00%, 2/1/2047	7,425,564	6,796,897
3.00%, 11/1/2048	4,537,587	4,153,424
3.00%, 10/1/2049	3,207,199	2,874,434
3.00%, 11/1/2051	22,363,909	20,265,968
3.00%, 6/1/2052	32,730,129	29,618,998
3.00%, 4/1/2053	9,490,907	8,391,645
3.50%, 12/1/2034	572,030	559,406
3.50%, 2/1/2035	384,953	376,286
3.50%, 1/1/2045	4,495,139	4,244,805
3.50%, 2/1/2045	1,309,532	1,244,708
3.50%, 6/1/2045	5,441,946	5,133,613
3.50%, 11/1/2051	11,223,565	10,539,825
3.88%, 10/1/2030	11,232,217	11,101,116
4.00%, 6/1/2052	10,796,357	10,375,975
4.00%, 12/1/2052	21,506,057	20,782,708
4.10%, 8/1/2032	10,000,000	9,831,705
4.33%, 12/1/2032	10,400,000	10,209,598
4.50%, 3/1/2044	608,982	610,757
4.50%, 6/1/2044	205,961	206,562
4.50%, 7/1/2044	247,145	247,867
4.50%, 2/1/2045	378,860	379,964
30 day USD SOFR Average + 2.28%, 4.55%, 3/1/2053 (b)	18,638,812	18,573,940

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2052	$7,852,057	$7,868,234
5.00%, 12/1/2052	10,616,448	10,631,752
5.13%, 11/1/2032	13,371,000	13,154,515
5.50%, 7/1/2053	18,624,778	19,125,828
5.50%, 4/1/2054	25,496,685	26,201,591
5.50%, 9/1/2054	32,977,266	33,880,061
6.00%, 3/1/2054	21,453,547	22,430,885
3.00%, 6/1/2051	13,550,258	12,274,465
Federal National Mortgage Association Connecticut Avenue Securities Trust:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 8.28%, 1/25/2042 (a) (b)	12,000,000	12,298,475
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 8.63%, 1/25/2043 (a) (b)	13,500,000	14,228,284
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	853,300	815,415
Series 2011-51, Class CI, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 0.61%, 6/25/2041 (b)	1,679,006	156,433
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,278,651	1,208,583
Series 2012-151, Class SB, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 1/25/2043 (b)	20,907	12,739
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	19,365,814	18,243,347
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	170,118	168,380
Series 2013-30, Class PS, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 4/25/2043 (b)	611,451	435,592
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,102,266	2,832,539
Series 2015-18, Class LZ, 3.00%, 4/25/2045	5,545,778	4,999,799
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	2,379,944	2,330,648
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	11,085,805
Security Description	Principal Amount	Value
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	$7,718,813	$6,930,964
Federal National Mortgage Association-ACES:
Series 2016-M10, Class AQ2, 3.80%, 11/25/2045 (b)	5,698,000	5,243,989
Series 2020-M12, 1.40%, 7/25/2029 (b)	97,901,220	4,720,398
Government National Mortgage Association:
2.50%, 3/20/2051	7,999,966	6,971,215
3.00%, 2/20/2052	21,146,367	19,050,880
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (b)	81,606,048	5,071,249
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (b)	70,094,011	3,931,270
Series 2021-57, Class AI, 2.00%, 2/20/2051	8,027,784	905,526
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (b)	54,936,283	3,108,252
Series 2021-79, IO, 0.88%, 8/16/2063 (b)	79,190,283	4,780,739
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (b)	86,413,494	5,296,148
Series 2021-85, IO, VRN, 0.68%, 3/16/2063 (b)	98,036,015	5,100,264
Series 2021-99, IO, VRN, 0.59%, 5/16/2061 (b)	40,667,683	1,895,092
Series 2022-91, 0.43%, 7/16/2064 (b)	80,258,070	3,782,278
Series 2024-100, Class AI, 0.74%, 10/16/2065 (b)	61,248,730	4,078,204
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	701,405	688,881
Series 2014-43, Class PS, CMO, IO, REMIC, 6.07% - 1 mo. USD Term SOFR, 1.10%, 7/20/2042 (b)	890,764	20,540
Series 2020-116, Class HS, CMO, IO, 6.09% - 1 mo. USD Term SOFR, 1.12%, 8/20/2050 (b)	6,438,919	931,267
Series 2020-173, Class SY, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 1.22%, 11/20/2050 (b)	23,357,512	3,535,078
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	28,509,688	3,154,880
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, Floor 0.00%, 0.00%, 11/20/2050 (b)	7,931,784	780,263

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-185, Class SE, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 1.22%, 12/20/2050 (b)	$28,361,664	$4,177,302
Series 2021-1, Class IH, 2.50%, 1/20/2051	35,214,702	4,953,628
Series 2021-118, Class EI, 2.50%, 7/20/2051	13,889,244	1,330,951
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, Floor 0.00%, 0.00%, 1/20/2051 (b)	7,295,210	339,523
Series 2021-137, Class IQ, 3.00%, 8/20/2051	19,118,149	3,034,252
Series 2021-196, Class IM, 3.00%, 11/20/2051	25,940,088	4,147,434
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	38,755,343	5,928,889
Series 2021-30, Class KI, 3.00%, 2/20/2051	7,856,641	1,185,682
Series 2021-44, Class IQ, 3.00%, 3/20/2051	14,609,271	2,337,790
Series 2021-8, Class KX, 3.00%, 1/20/2051	10,101,040	1,606,021
Series 2022-180, 2.50%, 6/20/2051	40,311,281	5,568,959
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,419,817	553,474
Series 2024-79, Class CI, 3.50%, 2/20/2052	23,498,553	3,905,210
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,075,453,953)		1,035,148,325
U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Notes:
0.38%, 4/30/2025	52,000,000	50,827,969
0.38%, 11/30/2025	58,350,000	56,043,351
0.63%, 8/15/2030	108,150,000	91,141,723
0.75%, 3/31/2026	80,000,000	76,509,375
0.75%, 5/31/2026	66,050,000	62,910,045
0.75%, 1/31/2028	202,450,000	184,609,094
0.88%, 9/30/2026	96,500,000	91,403,594
0.88%, 11/15/2030	73,200,000	62,305,782
TOTAL U.S. TREASURY OBLIGATIONS (Cost $660,087,194)		675,750,933
MORTGAGE-BACKED SECURITIES — 13.5%
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 5.16%, 5/25/2047 (b)	4,981,389	2,963,289
Security Description	Principal Amount	Value
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (g)	$1,507,082	$1,339,488
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,907,266	2,410,523
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.35%, 12/15/2055 (a) (b)	12,094,000	1,785,776
Series 2023-C19, Class A5, 5.45%, 4/15/2056	1,700,000	1,796,674
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	1,890,000	1,941,779
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	4,983,459	3,851,350
Benchmark Mortgage Trust Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,808,000	1,879,994
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.39%, 2/15/2057 (b)	36,451,790	1,744,804
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	3,043,608	3,051,439
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (g)	10,285,030	10,404,781
BX Trust Series 2024-VLT4, Class A, 1 mo. USD Term SOFR + 1.49%, 6.59%, 7/15/2029 (a) (b)	1,169,000	1,168,819
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 6.08%, 2/15/2039 (a) (b)	980,000	936,385
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 5.43%, 7/25/2037 (b)	7,681,709	1,834,852
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	631,799	479,387
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,433,660	1,570,870
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,032,786	1,154,015
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,897,713	1,494,986
Series 2007-HYB1, Class 2A1, CMO, 4.02%, 3/25/2037 (b)	913,660	798,530

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	$8,459,617	$8,436,979
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.97%, 9/25/2037 (b)	1,754,836	1,413,902
Series 2007-AR4, Class 1A1A, CMO, 4.71%, 3/25/2037 (b)	1,093,100	932,631
Series 2007-AR5, Class 1A2A, CMO, 4.93%, 4/25/2037 (b)	427,535	371,324
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	578,373	555,082
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	3,163,205	2,722,854
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,542,127	2,110,767
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (g)	13,988,540	13,283,337
Series 2022-3, Class M1, 4.22%, 2/25/2067 (a) (b)	10,023,000	8,600,988
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (g)	7,181,647	7,231,094
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,431,869	1,099,280
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 5.50%, 11/25/2035 (b)	4,620,139	3,220,059
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,859,656	1,657,308
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,385,302	1,340,434
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,193,275	1,145,199
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 5.50%, 5/20/2046 (b)	1,527,372	1,399,415
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 5.42%, 8/25/2037 (b)	6,462,999	2,085,363
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,126,157	1,014,260
Security Description	Principal Amount	Value
CSMC Trust Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (a) (b)	$4,429,848	$4,404,356
DBCG Mortgage Trust Series 2017-BBG, Class A, 8.50%, 6/15/2034 (a) (b)	1,208,448	1,208,433
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	3,979,490	3,915,341
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 5.61%, 6/25/2037 (b)	2,842,541	2,445,177
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (g)	5,095,787	5,061,321
Federal Home Loan Mortgage Corp. REMICS:
Series 4432, Class JZ, 3.00%, 1/15/2045	4,141,426	3,718,379
Series 4795, Class ZM, 3.50%, 6/15/2048	10,366,329	9,632,091
Series 5319, 0.00%, 8/25/2050	10,583,404	7,487,827
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	14,890,656	13,105,390
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,702,418	4,672,932
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	9,342,295	7,672,071
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2, CMO, 30 day USD SOFR Average + 1.80%, 7.08%, 8/25/2044 (a) (b)	18,000,000	18,104,149
Federal National Mortgage Association REMICS:
Series 2013-110, Class CO, 0.00%, 12/25/2039	3,117,406	2,481,989
Series 2013-110, Class DO, 0.00%, 11/25/2043	2,620,690	2,039,116
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 5.74%, 11/25/2047 (b)	6,873,634	6,725,325
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	6,092,087
Series 2021-86, Class MA, 2.50%, 11/25/2047	10,228,342	9,305,019

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-9, Class CA, 2.00%, 3/25/2051	$10,931,368	$9,346,740
Series 2023-36, 2.50%, 10/25/2052	35,751,214	5,111,626
Series 2023-43, Class HO, 0.00%, 8/25/2049	8,242,066	6,292,502
Federal National Mortgage Association-ACES Series 2022-M13, Class A1, 2.68%, 4/25/2032 (b)	20,642,375	19,549,888
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,690,933	1,055,920
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,883,355	712,325
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 5.53%, 12/20/2040 (b)	2,967,793	2,936,088
Series 2016-99, Class LA, 2.00%, 11/20/2043	8,289,446	7,147,276
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 5.62%, 7/20/2048 (b)	2,610,597	2,538,955
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,544,595	5,243,181
Series 2020-129, Class YI, 2.50%, 9/20/2050	9,814,310	1,360,935
Series 2020-181, Class QI, 3.00%, 12/20/2050	7,598,719	994,200
Series 2020-84, Class NT, 1.25%, 6/20/2050	4,165,313	3,251,984
Series 2021-139, Class IP, 3.00%, 8/20/2051	23,724,984	3,592,223
Series 2021-142, 3.00%, 8/20/2051	20,771,407	3,318,561
GS Mortgage Securities Trust Series 2015-GS1, Class AS, 4.04%, 11/10/2048 (b)	1,958,000	1,884,132
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 5.41%, 8/25/2046 (b)	13,876,872	3,157,567
Series 2007-AR1, Class 2A1, 4.42%, 3/25/2047 (b)	4,019,499	2,432,327
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (g)	5,804,415	5,831,444
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,638,624	5,318,356
Security Description	Principal Amount	Value
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.56%, 4/25/2036 (b)	$1,056,061	$982,238
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	6,062,614	6,008,619
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 5.63%, 6/25/2046 (b)	5,592,099	4,324,437
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.29%, 11/25/2036 (b)	6,381,302	5,687,244
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	1,911,000	1,857,416
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.26%, 1/26/2051 (a) (b)	15,321,953	14,325,892
OBX Trust:
Series 2024-NQM12, Class A1, 5.48%, 7/25/2064 (a) (g)	9,861,069	9,923,649
Series 2024-NQM13, Class A2, CMO, 5.37%, 6/25/2064 (a) (g)	2,800,000	2,805,580
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (a) (g)	6,035,513	6,149,259
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (a) (g)	4,791,859	4,868,961
PRPM LLC:
Series 2020-6, Class A1, CMO, 5.36%, 11/25/2025 (a) (g)	2,382,739	2,389,911
Series 2024-4, Class A1, 6.41%, 8/25/2029 (a) (g)	4,904,344	4,930,327
Series 2024-5, Class A1, CMO, 5.69%, 9/25/2029 (a) (c) (g)	16,000,000	15,976,288
RALI Trust:
Series 2005-QA7, Class A22, CMO, 5.79%, 7/25/2035 (b)	1,486,673	1,412,321
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,786,075	2,401,005
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,417,610	2,142,741
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,015,043	1,256,749

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	$87,686	$87,686
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 5.75%, 7/19/2034 (b)	687,042	668,303
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 5.39%, 9/25/2047 (b)	6,061,127	4,643,107
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (g)	10,192,520	2,439,101
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.84%, 2/15/2051 (b)	1,969,000	1,754,513
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (g)	14,967,971	14,445,161
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (g)	3,674,816	3,692,565
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (g)	8,076,261	8,111,290
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 3.98%, 11/25/2036 (b)	2,953,769	2,621,588
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	584,903	574,937
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,355,574	3,470,936
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (g)	2,459,579	548,565
Series 2006-AR9, Class 2A, 1 yr. MTA + 0.84%, 5.96%, 11/25/2046 (b)	2,658,935	2,130,812
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,443,530	2,836,701
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 5.43%, 2/25/2037 (b)	3,586,297	2,701,327
Security Description	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 7.05%, 8/25/2037 (b)	$517,374	$494,162
TOTAL MORTGAGE-BACKED SECURITIES (Cost $461,099,378)		439,038,641
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.5%
Bank:
Series 2017-BNK4, Class XA, IO, 1.49%, 5/15/2050 (b)	24,044,266	652,606
Series 2017-BNK6, Class XA, IO, 0.90%, 7/15/2060 (b)	42,295,178	755,023
Series 2021-BN35, Class XA, IO, VRN, 1.14%, 6/15/2064 (b)	9,114,033	459,805
Bank5:
Series 2024-5YR8, Class XA, 1.13%, 8/15/2057 (b)	45,920,614	1,738,377
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	1,381,000	1,440,251
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.42%, 2/15/2051 (b)	2,545,000	2,217,965
Series 2020-B19, Class XA, IO, VRN, 1.87%, 9/15/2053 (b)	19,583,389	1,100,511
Series 2021-B24, Class XA, IO, VRN, 1.26%, 3/15/2054 (b)	3,369,078	168,994
Series 2024-V10, Class A3, 5.28%, 10/15/2029	1,900,000	1,952,888
Series 2024-V8, Class A1, 5.51%, 7/15/2057	1,695,580	1,728,326
BMO Mortgage Trust Series 2024-5C6, Class A3, 5.32%, 9/15/2057	1,878,000	1,933,701
BX Commercial Mortgage Trust:
Series 2020-VKNG, Class A, 1 mo. USD Term SOFR + 1.04%, 6.14%, 10/15/2037 (a) (b)	1,473,360	1,470,589
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 7.21%, 9/15/2036 (a) (b)	1,923,000	1,910,275

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 7.06%, 10/15/2038 (a) (b)	$2,017,400	$1,993,193
Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 6.11%, 2/15/2039 (a) (b)	1,214,777	1,207,857
Series 2024-AIRC, Class A, 1 mo. USD Term SOFR + 1.69%, 6.79%, 8/15/2039 (a) (b)	1,180,000	1,181,174
BX Trust Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	1,920,000	1,724,914
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.37%, 5/10/2050 (b)	12,978,790	294,693
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.73%, 5/10/2058 (b)	8,412,121	123,453
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.55%, 2/10/2048 (b)	1,750,000	1,729,641
Series 2015-GC27, Class D, 4.55%, 2/10/2048 (a) (b)	423,700	390,476
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (b)	1,500,000	915,900
Series 2015-GC33, Class C, 4.73%, 9/10/2058 (b)	1,500,000	1,265,157
Series 2015-P1, Class A5, 3.72%, 9/15/2048	2,106,000	2,083,504
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,798,159
Series 2016-GC36, Class XA, IO, 1.36%, 2/10/2049 (b)	18,836,346	216,352
Series 2020-555, Class E, 3.62%, 12/10/2041 (a) (b)	2,047,000	1,729,578
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.74%, 10/10/2046 (b)	1,921,409	6,726
Series 2015-CR22, Class XA, IO, 0.94%, 3/10/2048 (b)	5,891,963	6,244
Series 2015-CR26, Class XA, IO, 1.04%, 10/10/2048 (b)	17,888,307	83,883
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,767,000	1,756,837
Series 2015-DC1, Class XA, IO, 1.07%, 2/10/2048 (b)	5,286,858	8,508
Series 2016-DC2, Class XA, IO, 1.07%, 2/10/2049 (b)	13,660,191	106,498
Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	$900,000	$874,574
Series 2015-C4, Class XA, IO, 0.94%, 11/15/2048 (b)	29,689,346	137,464
Series 2017-CX10, Class XA, IO, 0.98%, 11/15/2050 (b)	46,982,977	794,774
Series 2019-C17, Class XA, IO, VRN, 1.46%, 9/15/2052 (b)	27,821,274	1,415,071
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	2,475,916
Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	1,306,726	1,258,034
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	632,000	589,976
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	1,410,000	1,249,787
Del Amo Fashion Center Trust Series 2017-AMO, Class A, 3.76%, 6/5/2035 (a) (b)	940,000	885,634
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 6.29%, 7/15/2038 (a) (b)	400,966	400,596
Grace Trust Series 2020-GRCE, Class D, VRN, 2.77%, 12/10/2040 (a) (b)	1,147,000	940,084
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 6.29%, 7/15/2031 (a) (b)	283,000	242,207
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 6.99%, 7/15/2031 (a) (b)	650,000	213,229
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 7.49%, 7/15/2031 (a) (b)	650,000	156,000
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 8.19%, 7/15/2031 (a) (b)	650,000	84,500
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 9.32%, 7/15/2031 (a) (b)	650,000	12,870
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.61%, 9/10/2047 (b)	3,022,462	6,895

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-GC26, Class A5, 3.63%, 11/10/2047	$894,701	$891,403
Series 2015-GC32, Class XA, IO, 0.83%, 7/10/2048 (b)	19,566,367	59,395
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	1,880,000	1,832,331
Series 2015-GC34, Class XA, IO, 1.35%, 10/10/2048 (b)	13,917,364	117,223
Series 2015-GS1, Class XA, IO, 0.90%, 11/10/2048 (b)	24,367,126	141,416
Series 2016-GS3, Class XA, IO, 1.31%, 10/10/2049 (b)	22,941,549	379,415
Series 2017-GS7, Class XA, IO, 1.22%, 8/10/2050 (b)	38,190,864	853,015
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	803,367	771,267
Series 2015-JP1, Class XA, IO, 1.03%, 1/15/2049 (b)	13,681,796	106,784
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,523,170
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.69%, 4/15/2037 (a) (b)	1,757,303	1,709,378
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.90%, 11/15/2047 (b)	2,415,671	4,610
Series 2015-C28, Class XA, IO, 1.00%, 10/15/2048 (b)	6,877,944	9,552
Series 2015-C30, Class XA, IO, 0.55%, 7/15/2048 (b)	20,702,055	41,981
Series 2015-C31, Class A3, 3.80%, 8/15/2048	876,109	865,935
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.62%, 6/15/2049 (b)	15,108,276	251,108
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.99%, 3/10/2050 (a) (b)	32,351,619	471,305
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (a) (b)	2,462,000	2,249,718
Security Description	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class C, 4.57%, 2/15/2048 (b)	$500,000	$492,026
Series 2016-C28, Class XA, IO, 1.30%, 1/15/2049 (b)	17,444,242	185,671
Series 2016-C30, Class XA, IO, 1.42%, 9/15/2049 (b)	15,274,002	244,382
Series 2016-C31, Class C, 4.40%, 11/15/2049 (b)	3,358,000	2,908,211
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 1.00%, 12/15/2048 (b)	20,604,348	126,569
Series 2016-UB12, Class XA, IO, 0.78%, 12/15/2049 (b)	45,796,959	499,397
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	913,000	893,001
Series 2019-L3, Class XA, IO, 0.73%, 11/15/2052 (b)	52,306,946	1,385,509
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.31%, 7.41%, 1/15/2036 (a) (b)	1,599,000	1,460,413
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	423,587
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,607,695
SREIT Trust Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 6.79%, 11/15/2038 (a) (b)	2,740,455	2,715,151
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.65%, 6/15/2050 (b)	16,286,985	489,323
Series 2017-C4, Class XA, IO, 1.24%, 10/15/2050 (b)	19,717,442	497,235
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	1,842,616	1,579,469
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2049 (a) (b)	473,708	464,457
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.27%, 2/15/2048 (b)	4,916,111	6,994

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-C27, Class A5, 3.45%, 2/15/2048	$3,836,000	$3,806,482
Series 2015-C30, Class A4, 3.66%, 9/15/2058	574,375	568,806
Series 2015-LC20, Class XA, IO, 1.43%, 4/15/2050 (b)	4,510,286	10,265
Series 2015-NXS1, Class XA, IO, 1.12%, 5/15/2048 (b)	5,647,496	10,477
Series 2015-NXS2, Class XA, IO, 0.72%, 7/15/2058 (b)	20,108,239	48,329
Series 2015-P2, Class XA, IO, 1.07%, 12/15/2048 (b)	13,513,410	95,070
Series 2016-BNK1, Class XB, IO, VRN, 1.46%, 8/15/2049 (b)	19,849,000	381,952
Series 2016-C33, Class XA, IO, 1.72%, 3/15/2059 (b)	10,149,887	160,374
Series 2017-C38, Class XA, IO, 1.06%, 7/15/2050 (b)	32,435,725	633,485
Series 2017-RC1, Class XA, IO, 1.54%, 1/15/2060 (b)	15,206,568	408,384
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA, IO, 0.70%, 8/15/2047 (b)	532,947	1,576
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $138,452,123)		83,272,965
	Shares
SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (j) (k) (Cost $110,367,754)	110,367,754	110,367,754
TOTAL INVESTMENTS — 99.6% (Cost $3,356,560,644)		3,244,985,816
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		13,140,736
NET ASSETS — 100.0%		$3,258,126,552

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.0% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $135,413, representing less than 0.05% of the Fund's net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(h)	Non-income producing security.
(i)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(3,850)	12/19/2024	$(457,147,190)	$(455,442,969)	$1,704,221
U.S. Treasury Bond Futures (long)	5,400	12/19/2024	674,266,376	670,612,500	(3,653,876)
5 Yr. U.S. Treasury Note Futures (long)	1,400	12/31/2024	154,965,048	153,835,938	(1,129,110)
2 Yr. U.S. Treasury Note Futures (long)	5,250	12/31/2024	1,090,810,988	1,093,271,488	2,460,500
Ultra U.S. Treasury Bond Futures (long)	350	12/19/2024	47,418,140	46,582,812	(835,328)
					$(1,453,593)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$393,041,602	$74,004	$393,115,606
Asset-Backed Securities	—	441,201,783	—	441,201,783
Foreign Government Obligations	—	6,516,039	—	6,516,039
U.S. Government Agency Obligations	—	1,035,148,325	—	1,035,148,325
U.S. Treasury Obligations	—	675,750,933	—	675,750,933
Mortgage-Backed Securities	—	439,038,641	—	439,038,641
Commercial Mortgage Backed Securities	—	83,272,965	—	83,272,965
Common Stocks	—	—	61,409	61,409
Senior Floating Rate Loans	—	60,510,683	—	60,510,683
Warrants	—	1,678	—	1,678
Short-Term Investment	110,367,754	—	—	110,367,754
TOTAL INVESTMENTS	$110,367,754	$3,134,482,649	$135,413	$3,244,985,816
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,028,704)	$—	$—	$(2,028,704)
Futures Contracts - Unrealized Appreciation	575,111	—	—	575,111
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,453,593)	$—	$—	$(1,453,593)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100,256,362	$100,256,362	$394,055,736	$383,944,344	$—	$—	110,367,754	$110,367,754	$1,589,624
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 91.0%
BRAZIL — 9.2%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	$1,039,273	$1,040,645
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 4/15/2025 (a)	500,000	508,215
Braskem Netherlands Finance BV 7.25%, 2/13/2033	500,000	495,125
CSN Resources SA 5.88%, 4/8/2032	400,000	340,740
Guara Norte SARL 5.20%, 6/15/2034	2,244,286	2,135,641
Itau Unibanco Holding SA 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (a)	200,000	194,806
LD Celulose International GmbH 7.95%, 1/26/2032 (b) (c)	700,000	718,018
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	218,186
Movida Europe SA 7.85%, 4/11/2029	400,000	385,020
MV24 Capital BV 6.75%, 6/1/2034	315,320	307,727
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	595,661	598,115
Simpar Europe SA 5.20%, 1/26/2031	200,000	166,030
Suzano International Finance BV 4.00%, 1/14/2025	1,350,000	1,343,911
Unigel Luxembourg SA 8.75%, 10/1/2026 (d)	200,000	50,392
		8,502,571
CHILE — 9.0%
Agrosuper SA 4.60%, 1/20/2032	400,000	366,656
Banco del Estado de Chile 5 yr. CMT + 3.23%, 7.95%, 5/2/2029 (a) (b)	400,000	429,996
CAP SA 3.90%, 4/27/2031 (b)	2,100,000	1,719,144
Cencosud SA 4.38%, 7/17/2027	1,400,000	1,385,832
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (b)	1,976,192	1,622,493
Empresa Electrica Angamos SA 4.88%, 5/25/2029	86,900	78,118
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	821,160	796,796
GNL Quintero SA 4.63%, 7/31/2029	1,882,880	1,871,168
		8,270,203
COLOMBIA — 8.3%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (b)	1,975,000	1,614,878
7.50%, 12/15/2028	191,666	189,719
Banco Davivienda SA 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	400,000	341,736
Security Description	Principal Amount	Value
Bancolombia SA:
5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (a)	$400,000	$426,492
5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (a)	400,000	395,528
Canacol Energy Ltd. 5.75%, 11/24/2028	1,100,000	588,995
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,283,325
5.88%, 5/28/2045	100,000	75,213
5.88%, 11/2/2051	250,000	181,940
Empresas Publicas de Medellin ESP:
4.25%, 7/18/2029	1,500,000	1,361,310
4.38%, 2/15/2031	500,000	438,800
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	171,860	172,010
Termocandelaria Power SA 7.75%, 9/17/2031 (b)	200,000	205,120
Transportadora de Gas Internacional SA ESP 5.55%, 11/1/2028	400,000	402,720
		7,677,786
DOMINICAN REPUBLIC — 0.2%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (b)	200,000	209,302
GUATEMALA — 0.8%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	350,000	343,329
Energuate Trust 5.88%, 5/3/2027	200,000	196,512
Millicom International Cellular SA 6.63%, 10/15/2026	225,000	224,437
		764,278
INDIA — 10.9%
Adani Electricity Mumbai Ltd. 3.95%, 2/12/2030	611,000	551,324
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (b)	1,162,000	1,027,293
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	400,000	339,812
4.20%, 8/4/2027	200,000	192,652
4.38%, 7/3/2029	700,000	660,303
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	1,400,000	1,357,821
4.25%, 5/21/2036	604,000	529,423
Bharti Airtel Ltd. 4.38%, 6/10/2025	2,000,000	1,993,600
JSW Hydro Energy Ltd. 4.13%, 5/18/2031	152,000	138,803
Periama Holdings LLC 5.95%, 4/19/2026	200,000	199,502
Reliance Industries Ltd.:
3.67%, 11/30/2027	250,000	244,468

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 1/28/2025	$1,500,000	$1,495,770
UPL Corp. Ltd.:
4.50%, 3/8/2028	200,000	180,625
4.63%, 6/16/2030	900,000	765,000
Vedanta Resources Ltd. 13.88%, 12/9/2028	376,000	384,328
		10,060,724
INDONESIA — 9.1%
Adaro Indonesia PT 4.25%, 10/31/2024	1,500,000	1,496,430
Freeport Indonesia PT:
4.76%, 4/14/2027	1,100,000	1,104,554
5.32%, 4/14/2032	600,000	608,424
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 5/15/2025	2,200,000	2,193,950
Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028	200,000	200,056
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026	400,000	405,696
Pertamina Persero PT 1.40%, 2/9/2026	2,300,000	2,199,099
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027	200,000	197,836
		8,406,045
JAMAICA — 0.0% (e)
Digicel Group Holdings Ltd. Series 2A, Zero Coupon, 12/31/2030 (b)	93,144	7,545
KUWAIT — 2.4%
MEGlobal Canada ULC 5.00%, 5/18/2025	2,200,000	2,197,248
MEXICO — 12.9%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.38%, 4/11/2027	450,000	440,843
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	400,000	400,704
BBVA Bancomer SA 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,870,000	1,815,845
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	157,542
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (b)	700,000	745,479
Cometa Energia SA de CV 6.38%, 4/24/2035	1,796,300	1,814,622
Comision Federal de Electricidad:
3.35%, 2/9/2031	600,000	516,228
6.45%, 1/24/2035 (b)	600,000	597,072
Security Description	Principal Amount	Value
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	$358,714	$358,241
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	1,400,000	1,459,318
KUO SAB de CV 5.75%, 7/7/2027	400,000	393,532
Mexarrend SAPI de CV 10.25%, 7/24/2024 (b) (d)	300,000	15,048
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,795,165	1,789,600
Petroleos Mexicanos 6.75%, 9/21/2047	650,000	465,049
Southern Copper Corp. 3.88%, 4/23/2025	200,000	198,426
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	701,343	664,915
		11,832,464
PANAMA — 1.1%
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	192,687
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	800,000	778,296
		970,983
PARAGUAY — 1.8%
Banco Continental SAECA 2.75%, 12/10/2025	400,000	386,472
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	675,924	529,100
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	139,742
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	880,037	631,770
		1,687,084
PERU — 14.6%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	1,050,000	995,127
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,300,000	1,271,023
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	1,900,000	1,868,612
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	900,000	888,939
Fenix Power Peru SA 4.32%, 9/20/2027	849,588	830,940
InRetail Consumer 3.25%, 3/22/2028	1,100,000	1,030,172
InRetail Shopping Malls 5.75%, 4/3/2028	1,250,000	1,257,200
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	1,019,000	985,893
Intercorp Peru Ltd. 3.88%, 8/15/2029	400,000	372,316

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kallpa Generacion SA 4.13%, 8/16/2027	$500,000	$491,135
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	667,793	624,366
5.88%, 7/5/2034	1,555,183	1,575,058
Minsur SA 4.50%, 10/28/2031	300,000	275,946
Orazul Energy Peru SA 5.63%, 4/28/2027	452,000	444,406
Petroleos del Peru SA:
4.75%, 6/19/2032	500,000	393,155
5.63%, 6/19/2047	200,000	136,430
		13,440,718
SINGAPORE — 7.2%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	2,250,000	2,163,577
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a) (b)	2,300,000	2,234,174
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	1,200,000	1,137,648
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	1,100,000	1,054,371
		6,589,770
SOUTH KOREA — 0.4%
KT Corp. 2.50%, 7/18/2026	400,000	386,980
UNITED STATES — 3.1%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	700,000	694,813
4.63%, 8/1/2030	100,000	99,917
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.13%, 2/1/2028	2,000,000	2,026,400
		2,821,130
TOTAL CORPORATE BONDS & NOTES (Cost $83,886,741)		83,824,831
FOREIGN GOVERNMENT OBLIGATIONS — 7.5%
COLOMBIA — 2.5%
Colombia Government International Bonds:
3.88%, 4/25/2027	1,200,000	1,157,271
4.13%, 5/15/2051	950,000	600,094
5.00%, 6/15/2045	700,000	515,801
		2,273,166
GUATEMALA — 0.3%
Guatemala Government Bonds 4.38%, 6/5/2027	300,000	292,314
MEXICO — 1.8%
Mexico Government International Bonds:
4.40%, 2/12/2052	1,100,000	846,397
Security Description	Principal Amount	Value
6.34%, 5/4/2053	$800,000	$795,510
		1,641,907
PANAMA — 2.2%
Panama Government International Bonds:
3.87%, 7/23/2060	1,800,000	1,132,737
3.88%, 3/17/2028	800,000	771,501
4.30%, 4/29/2053	200,000	141,815
		2,046,053
SOUTH KOREA — 0.7%
Korea East-West Power Co. Ltd. 1.75%, 5/6/2025	700,000	688,247
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,445,673)		6,941,687
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g) (Cost $923,108)	923,108	923,108
TOTAL INVESTMENTS — 99.5% (Cost $93,255,522)		91,689,626
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		451,713
NET ASSETS — 100.0%		$92,141,339
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.7% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$83,817,286	$7,545	$83,824,831
Foreign Government Obligations	—	6,941,687	—	6,941,687
Short-Term Investment	923,108	—	—	923,108
TOTAL INVESTMENTS	$923,108	$90,758,973	$7,545	$91,689,626

Industry Breakdown as of September 30, 2024

% of Net Assets
Banks	19.1%
Electric	18.5
Oil & Gas	8.3
Foreign Government Obligations	7.5
Mining	7.0
Pipelines	5.9
Food	4.8
Commercial Services	4.3
Chemicals	4.2
Transportation	2.9
Telecommunications	2.8
Iron/Steel	2.5
Oil & Gas Services	2.3
Forest Products & Paper	2.2
Coal	1.6
Real Estate	1.4
Retail	1.1
Diversified Financial Services	1.1
Engineering & Construction	0.8
Agriculture	0.2
Short-Term Investment	1.0
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	589,301	$589,301	$12,072,316	$11,738,509	$—	$—	923,108	$923,108	$13,278
See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 15.9%
AEROSPACE & DEFENSE — 0.2%
Boeing Co. 4.88%, 5/1/2025	$383,000	$381,694
AUTO MANUFACTURERS — 0.6%
Ford Motor Co. 4.35%, 12/8/2026	406,000	402,399
General Motors Financial Co., Inc. 5.25%, 3/1/2026	392,000	394,744
Hyundai Capital America 4.55%, 9/26/2029 (a)	198,000	197,568
		994,711
BANKS — 3.6%
Banco Bilbao Vizcaya Argentaria Colombia SA 4.88%, 4/21/2025	200,000	198,520
Banco de Bogota SA 6.25%, 5/12/2026	200,000	200,780
Banco de Credito del Peru SA 5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	150,000	146,657
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	150,000	147,141
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	150,000	147,522
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	200,000	182,036
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	200,000	194,629
Bank of Nova Scotia 4.75%, 2/2/2026	312,000	314,031
BBVA Bancomer SA 5 yr. CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	198,892
Citigroup, Inc. SOFR + 1.34%, 4.54%, 9/19/2030 (b)	358,000	358,465
Commonwealth Bank of Australia SOFR + 0.63%, 5.54%, 9/12/2025 (a) (b)	330,000	330,647
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	200,000	192,318
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (b)	200,000	194,574
Security Description	Principal Amount	Value
Goldman Sachs Bank USA SOFR + 0.77%, 5.66%, 3/18/2027 (b)	$234,000	$234,040
JPMorgan Chase & Co.:
3.90%, 7/15/2025	321,000	319,825
SOFR + 0.92%, 6.13%, 4/22/2028 (b)	326,000	326,525
Morgan Stanley Series GMTN, 3.88%, 1/27/2026	344,000	342,507
Multibank, Inc. 7.75%, 2/3/2028 (a)	200,000	207,850
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	200,000	194,276
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (b)	193,000	194,245
Truist Financial Corp. Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (b)	373,000	371,519
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (b)	235,000	241,817
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	384,000	382,986
Series MTN, SOFR + 1.07%, 6.28%, 4/22/2028 (b)	279,000	280,144
		5,901,946
BIOTECHNOLOGY — 0.3%
Amgen, Inc. 5.51%, 3/2/2026	369,000	369,011
Illumina, Inc. 4.65%, 9/9/2026	113,000	113,703
		482,714
CHEMICALS — 0.2%
Sherwin-Williams Co. 4.55%, 3/1/2028	72,000	72,886
Sociedad Quimica y Minera de Chile SA 4.38%, 1/28/2025	200,000	199,206
		272,092
COMMERCIAL SERVICES — 0.5%
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	166,000	147,018
Adani Ports & Special Economic Zone Ltd. 4.00%, 7/30/2027	200,000	191,296
Equifax, Inc. 4.80%, 9/15/2029	190,000	192,164

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	$148,915	$149,529
Quanta Services, Inc. 4.75%, 8/9/2027	184,000	185,956
		865,963
DIVERSIFIED FINANCIAL SERVICES — 0.7%
American Express Co. SOFR + 1.00%, 6.06%, 2/16/2028 (b)	372,000	372,859
Aviation Capital Group LLC 1.95%, 1/30/2026 (a)	422,000	406,513
Avolon Holdings Funding Ltd. 2.13%, 2/21/2026 (a)	427,000	410,851
		1,190,223
ELECTRIC — 1.0%
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	84,000	85,049
American Electric Power Co., Inc. 5.20%, 1/15/2029	392,000	404,752
Comision Federal de Electricidad 4.75%, 2/23/2027	200,000	198,054
Exelon Corp. 5.15%, 3/15/2029	187,000	193,808
Fenix Power Peru SA 4.32%, 9/20/2027	237,647	232,431
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	120,968	120,593
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	193,000	180,959
4.95%, 6/8/2025	202,000	201,824
		1,617,470
ELECTRONICS — 0.1%
Arrow Electronics, Inc. 5.15%, 8/21/2029	210,000	213,104
ENGINEERING & CONSTRUCTION — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	126,736	99,206
ENVIRONMENTAL CONTROL — 0.2%
Veralto Corp. 5.50%, 9/18/2026	337,000	344,370
FOOD — 0.6%
BRF GmbH 4.35%, 9/29/2026	200,000	195,438
Campbell Soup Co. 5.20%, 3/19/2027	136,000	139,562
Cencosud SA 4.38%, 7/17/2027	200,000	197,976
Security Description	Principal Amount	Value
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 2/2/2029	$50,000	$46,518
Kroger Co. 4.60%, 8/15/2027	194,000	195,672
Minerva Luxembourg SA 5.88%, 1/19/2028	200,000	199,074
		974,240
FOREST PRODUCTS & PAPER — 0.1%
Suzano International Finance BV 4.00%, 1/14/2025	100,000	99,549
GAS — 0.2%
NiSource, Inc. 5.20%, 7/1/2029	307,000	317,923
HEALTH CARE PRODUCTS — 0.2%
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	400,000	407,532
HEALTH CARE SERVICES — 0.5%
Elevance Health, Inc. 5.15%, 6/15/2029	197,000	204,325
HCA, Inc. 5.38%, 2/1/2025	354,000	354,106
Laboratory Corp. of America Holdings 4.35%, 4/1/2030	198,000	196,303
		754,734
INSURANCE — 0.4%
American National Group, Inc. 5.75%, 10/1/2029 (d)	78,000	78,414
Athene Global Funding SOFR + 0.85%, 5.96%, 5/8/2026 (a) (b)	516,000	514,844
		593,258
INTERNET — 0.2%
Expedia Group, Inc. 6.25%, 5/1/2025 (a)	379,000	379,985
IT SERVICES — 0.2%
Hewlett Packard Enterprise Co. 4.55%, 10/15/2029	396,000	394,737
LODGING — 0.1%
Marriott International, Inc. 4.80%, 3/15/2030	191,000	193,605
MACHINERY-DIVERSIFIED — 0.1%
AGCO Corp. 5.45%, 3/21/2027	119,000	121,386
MINING — 1.0%
Freeport Indonesia PT 4.76%, 4/14/2027	200,000	200,828
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	50,000	49,340

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Glencore Funding LLC:
1.63%, 9/1/2025 (a)	$388,000	$377,831
SOFR + 1.06%, 6.36%, 4/4/2027 (a) (b)	299,000	299,170
Gold Fields Orogen Holdings BVI Ltd. COR, 6.13%, 5/15/2029	200,000	209,750
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 4.75%, 5/15/2025	200,000	199,450
Industrias Penoles SAB de CV 4.15%, 9/12/2029	200,000	192,926
Southern Copper Corp. 3.88%, 4/23/2025	100,000	99,213
		1,628,508
OIL & GAS — 0.2%
Ecopetrol SA 5.38%, 6/26/2026	125,000	124,798
Occidental Petroleum Corp. 5.20%, 8/1/2029	188,000	191,085
Petrobras Global Finance BV 7.38%, 1/17/2027	70,000	73,334
		389,217
OIL & GAS SERVICES — 0.1%
Guara Norte SARL 5.20%, 6/15/2034	165,630	157,612
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 4.45%, 9/1/2026	90,000	90,026
PHARMACEUTICALS — 0.1%
Bristol-Myers Squibb Co. SOFR + 0.49%, 5.54%, 2/20/2026 (b)	206,000	206,501
PIPELINES — 1.0%
AL Candelaria -spain- SA 7.50%, 12/15/2028	191,666	189,719
Energy Transfer LP 6.05%, 12/1/2026	359,000	371,482
GNL Quintero SA 4.63%, 7/31/2029	235,360	233,896
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	195,000	195,866
ONEOK, Inc. 4.40%, 10/15/2029	332,000	330,895
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (a)	34,000	34,260
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	160,000	157,067
Williams Cos., Inc. 4.80%, 11/15/2029	199,000	201,991
		1,715,176
Security Description	Principal Amount	Value
REAL ESTATE — 0.1%
InRetail Shopping Malls 5.75%, 4/3/2028	$100,000	$100,576
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Crown Castle, Inc. 4.90%, 9/1/2029	486,000	494,165
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	404,000	400,049
Welltower OP LLC 4.00%, 6/1/2025	373,000	370,818
		1,265,032
RETAIL — 0.3%
Darden Restaurants, Inc. 4.35%, 10/15/2027 (d)	89,000	89,000
Genuine Parts Co. 4.95%, 8/15/2029	335,000	340,571
		429,571
SEMICONDUCTORS — 0.4%
Broadcom, Inc.:
3.15%, 11/15/2025	323,000	318,549
4.35%, 2/15/2030 (d)	129,000	128,767
Microchip Technology, Inc. 4.25%, 9/1/2025	142,000	141,486
		588,802
SOFTWARE — 0.9%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	230,000	230,690
Fiserv, Inc. 4.75%, 3/15/2030	467,000	475,607
Oracle Corp. 5.80%, 11/10/2025	366,000	371,724
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	373,000	380,486
		1,458,507
TELECOMMUNICATIONS — 0.1%
Network i2i Ltd. 5 yr. CMT + 4.27%, 5.65%, 1/15/2025 (b)	200,000	199,546
TRANSPORTATION — 0.4%
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	168,584	170,738
MV24 Capital BV 6.75%, 6/1/2034	157,660	153,864
Ryder System, Inc. Series MTN, 5.25%, 6/1/2028	371,000	382,575
		707,177
TRUCKING & LEASING — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 7/1/2027 (a)	345,000	344,903

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
WATER — 0.1%
Essential Utilities, Inc. 4.80%, 8/15/2027	$130,000	$131,756
TOTAL CORPORATE BONDS & NOTES (Cost $25,658,481)		26,013,352
ASSET-BACKED SECURITIES — 25.7%
AUTOMOBILE — 3.0%
Bridgecrest Lending Auto Securitization Trust Series 2024-2, Class A2, 5.78%, 2/16/2027	397,954	398,907
Carvana Auto Receivables Trust:
Series 2024-N1, Class A2, 5.76%, 4/12/2027 (a)	483,370	484,846
Series 2023-P5, Class A2, 5.77%, 4/12/2027 (a)	370,274	371,215
Series 2024-P3, Class A4, 4.31%, 9/10/2030	300,000	299,188
Chase Auto Owner Trust Series 2024-5A, Class A4, 4.15%, 3/25/2030 (a)	525,000	522,594
Citizens Auto Receivables Trust Series 2023-2, Class A2A, 6.09%, 10/15/2026 (a)	132,944	133,406
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	164,623	163,006
Exeter Automobile Receivables Trust:
Series 2023-5A, Class A2, 6.20%, 4/15/2026	80,023	80,075
Series 2024-5A, Class A3, 4.45%, 3/15/2028	650,000	649,280
GLS Auto Receivables Issuer Trust Series 2023-4A, Class A2, 6.40%, 12/15/2026 (a)	249,571	250,457
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (a)	175,000	173,774
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.48%, 1/15/2027	152,443	151,466
SCCU Auto Receivables Trust Series 2024-1A, Class A2, 5.45%, 12/15/2027 (a)	500,000	502,392
Westlake Automobile Receivables Trust:
Series 2023-2A, Class A3, 5.80%, 2/16/2027 (a)	400,000	401,270
Series 2023-4A, Class A2, 6.23%, 1/15/2027 (a)	367,609	369,352
		4,951,228
Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.28%, 10/16/2036 (a) (b)	$124,757	$124,404
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 6.79%, 1/15/2037 (a) (b)	320,127	318,533
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 6.78%, 9/19/2039 (a) (b)	300,000	299,853
Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 6.76%, 3/19/2039 (a) (b)	236,496	236,188
BDS Ltd. Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 6.20%, 11/16/2038 (a) (b)	78,322	77,909
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.23%, 8/19/2038 (a) (b)	239,012	237,873
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 6.53%, 12/15/2038 (a) (b)	156,936	156,369
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 6.84%, 2/15/2037 (a) (b)	271,786	271,643
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.31%, 3/15/2036 (a) (b)	120,628	120,104
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.46%, 11/16/2036 (a) (b)	236,670	235,774
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 7.74%, 1/19/2039 (a) (b)	250,000	249,997
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 6.43%, 5/16/2038 (a) (b)	238,134	237,005

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 6.23%, 7/15/2039 (a) (b)	$236,865	$235,667
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 6.50%, 2/15/2039 (a) (b)	250,000	243,768
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 6.41%, 2/17/2039 (a) (b)	200,000	199,557
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 6.27%, 2/15/2039 (a) (b)	299,393	296,962
LCCM Trust:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.66%, 11/15/2038 (a) (b)	134,715	133,882
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 6.41%, 12/13/2038 (a) (b)	60,997	60,780
LFT CRE Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.28%, 6.38%, 6/15/2039 (a) (b)	297,018	296,531
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 6.51%, 11/15/2038 (a) (b)	246,436	245,298
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 6.89%, 1/17/2037 (a) (b)	464,595	463,838
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 7.11%, 6/19/2037 (a) (b)	237,968	238,128
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 6.31%, 2/19/2037 (a) (b)	336,126	333,956
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 6.21%, 10/16/2036 (a) (b)	238,350	237,166
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.23%, 7/16/2036 (a) (b)	186,954	186,072
Security Description	Principal Amount	Value
Ready Capital Mortgage Financing LLC Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.06%, 5.92%, 7/25/2036 (a) (b)	$129,372	$128,593
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 6.69%, 11/15/2038 (a) (b)	217,440	215,134
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 6.73%, 2/15/2039 (a) (b)	314,353	312,590
VMC Finance LLC Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.90%, 7.24%, 2/18/2039 (a) (b)	430,011	430,007
		6,823,581
HOME EQUITY ABS — 0.3%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.51%, 10/25/2034 (b)	468,427	424,280
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 4.24%, 10/25/2036 (b)	258,581	91,710
		515,990
OTHER ABS — 16.6%
ACHV ABS Trust:
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	604,000	606,561
Series 2023-4CP, Class C, 7.71%, 11/25/2030 (a)	500,000	507,261
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	200,000	200,361
Affirm Asset Securitization Trust:
Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	502,758	504,835
Series 2023-X1, Class A, 7.11%, 11/15/2028 (a)	221,993	222,780
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.47%, 6.77%, 10/15/2034 (a) (b)	1,500,000	1,499,250
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	250,000	253,482

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Carlyle U.S. CLO Ltd. Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.40%, 6.70%, 4/15/2034 (a) (b)	$1,000,000	$1,001,744
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 6.72%, 7/20/2034 (a) (b)	500,000	499,750
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 6.96%, 4/20/2037 (a) (b)	500,000	502,981
CQS U.S. CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.48%, 6.76%, 1/20/2035 (a) (b)	1,500,000	1,499,700
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	261,992	254,152
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (a)	846,000	830,337
Katayma CLO II Ltd. Series 2024-2A, Class A1, 3 mo. USD Term SOFR + 1.65%, 6.94%, 4/20/2037 (a) (b)	500,000	502,350
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	290,180	229,015
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 6.79%, 10/17/2034 (a) (b)	2,000,000	2,000,760
Marble Point CLO XXII Ltd. Series 2021-2A, Class A, 3 mo. USD Term SOFR + 1.46%, 6.75%, 7/25/2034 (a) (b)	1,000,000	999,741
Marlette Funding Trust:
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	346,787	347,235
Series 2024-1A, Class A, 5.95%, 7/17/2034 (a)	429,724	431,550
MP CLO VIII Ltd. Series 2015-2A, Class ARR, 3 mo. USD Term SOFR + 1.46%, 6.73%, 4/28/2034 (a) (b)	1,300,000	1,299,740
Security Description	Principal Amount	Value
Northwoods Capital XVI Ltd. Series 2017-16A, Class A, 3 mo. USD Term SOFR + 1.53%, 6.65%, 11/15/2030 (a) (b)	$619,729	$619,977
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.41%, 6.69%, 7/20/2034 (a) (b)	1,000,000	1,001,276
Pagaya AI Debt Selection Trust Series 2021-5, Class B, 2.63%, 8/15/2029 (a)	30,498	30,454
Pagaya AI Debt Trust:
Series 2023-5, Class A, 7.18%, 4/15/2031 (a)	65,601	65,695
Series 2023-7, Class A, 7.23%, 7/15/2031 (a)	115,178	115,351
Series 2023-8, Class A, 7.30%, 6/16/2031 (a)	478,571	487,953
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	87,895	88,113
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.39%, 6.67%, 10/20/2034 (a) (b)	1,000,000	1,003,521
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 6.70%, 4/20/2034 (a) (b)	1,000,000	1,001,200
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.69%, 1/20/2035 (a) (b)	2,265,000	2,268,171
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (a)	250,000	249,285
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 6.94%, 4/20/2037 (a) (b)	1,000,000	1,005,831
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	301,560	276,799
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 mo. USD Term SOFR + 1.38%, 6.68%, 7/15/2030 (a) (b)	138,339	138,297
Slam Ltd. Series 2024-1A, Class A, 5.34%, 9/15/2049 (a)	350,000	349,925

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sound Point CLO 38 Ltd. Series 2024-38A, Class A1, 3 mo. USD Term SOFR + 1.60%, 6.73%, 2/20/2037 (a) (b)	$1,000,000	$1,001,697
Sound Point CLO XXVI Ltd. Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.43%, 6.71%, 7/20/2034 (a) (b)	1,000,000	1,000,359
Storm King Park CLO Ltd. Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.36%, 6.30%, 10/15/2037 (a) (b)	1,000,000	1,000,000
Vibrant CLO VIII Ltd. Series 2018-8A, Class A1A, 3 mo. USD Term SOFR + 1.40%, 6.68%, 1/20/2031 (a) (b)	177,936	178,094
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.48%, 6.78%, 7/15/2034 (a) (b)	1,000,000	999,400
		27,074,983
STUDENT LOAN ABS — 0.2%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	76,702	73,798
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	9,589	9,510
Navient Private Education Refi Loan Trust Series 2022-A, Class A, 2.23%, 7/15/2070 (a)	242,715	222,576
		305,884
WL COLLATERAL CMO — 1.4%
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (c)	1,399,752	1,387,796
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (c)	231,652	229,481
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (c)	729,524	720,910
		2,338,187
TOTAL ASSET-BACKED SECURITIES (Cost $41,912,881)		42,009,853
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
COLOMBIA — 0.1%
Colombia Government International Bonds 4.50%, 1/28/2026	$200,000	$197,708
GUATEMALA — 0.1%
Guatemala Government Bonds 4.50%, 5/3/2026	200,000	197,203
PARAGUAY — 0.1%
Paraguay Government International Bonds 5.00%, 4/15/2026	100,000	100,015
SOUTH AFRICA — 0.1%
Republic of South Africa Government International Bonds 4.88%, 4/14/2026	200,000	199,308
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $701,404)		694,234
U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal Home Loan Mortgage Corp. REMICS:
Series 4990, Class FN, 30 day USD SOFR Average + 0.46%, 5.74%, 5/25/2050 (b)	746,792	718,113
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	366,464	346,954
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	808,029	707,830
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	85,059	83,671
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 6.53%, 3/25/2044 (a) (b)	1,482,102	1,482,100
Federal National Mortgage Association:
3.00%, 11/1/2033	488,625	474,725
3.00%, 11/1/2036	131,748	125,723
5.00%, 8/1/2043	731,721	738,295
6.00%, 10/1/2053	374,629	385,068
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 5.89%, 2/25/2038 (b)	808,469	803,795

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 5.86%, 12/25/2040 (b)	$109,657	$109,040
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 5.84%, 3/25/2046 (b)	190,663	187,934
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.69%, 12/25/2047 (b)	135,660	132,606
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.69%, 6/25/2048 (b)	150,271	146,856
Federal National Mortgage Association-ACES Series 2020-M49, Class 1A1, VRN, 1.30%, 11/25/2030 (b)	962,790	881,105
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,577,465)		7,323,815
U.S. TREASURY OBLIGATIONS — 30.2%
U.S. Treasury Notes:
0.50%, 6/30/2027	12,000,000	11,040,000
0.63%, 7/31/2026	18,950,000	17,932,918
0.63%, 3/31/2027	6,800,000	6,321,344
0.75%, 1/31/2028	15,500,000	14,134,062
TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,915,897)		49,428,324
MORTGAGE-BACKED SECURITIES — 11.0%
BLP Commercial Mortgage Trust Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 6.44%, 3/15/2041 (a) (b)	250,000	249,320
BMO Mortgage Trust Series 2024-5C5, Class XA, 1.39%, 2/15/2057 (b)	3,600,880	172,360
BX Commercial Mortgage Trust Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.80%, 5.90%, 10/15/2038 (a) (b)	166,632	165,272
BX Trust:
Series 2019-CALM, Class A, 1 mo. USD Term SOFR + 0.99%, 6.09%, 11/15/2032 (a) (b)	545,616	545,449
Series 2021-RISE, Class B, 1 mo. USD Term SOFR + 1.36%, 6.46%, 11/15/2036 (a) (b)	194,426	193,327
Security Description	Principal Amount	Value
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 6.08%, 2/15/2039 (a) (b)	$200,000	$191,099
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A4, 3.33%, 4/15/2049	270,000	264,327
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 5.24%, 7/25/2037 (b)	2,691,868	2,261,268
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,777	207,463
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	226,563	119,753
DBCG Mortgage Trust Series 2017-BBG, Class A, 8.50%, 6/15/2034 (a) (b)	185,165	185,163
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 5.79%, 6/25/2050 (b)	839,934	825,961
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 5.89%, 11/25/2046 (b)	731,851	724,479
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 6.64%, 3/15/2039 (a) (b)	200,000	199,606
GS Mortgage Securities Trust Series 2013-GC13, Class AS, 4.00%, 7/10/2046 (a) (b)	175,360	170,446
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class C, 4.72%, 8/15/2047 (b)	208,553	205,801
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (a) (c)	334,564	334,534
Series 2021-GS2, Class A1, 4.75%, 4/25/2061 (a) (c)	274,847	276,804
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.29%, 11/25/2036 (b)	2,339,002	2,084,602
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (c)	556,579	564,673
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class AS, 4.00%, 7/15/2050 (b)	259,000	255,544

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	$146,000	$141,906
OBX Trust Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (a) (c)	670,349	681,128
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,589,024	588,627
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	443,793	431,611
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (c)	673,559	650,032
Series 2023-5, Class A1, 6.48%, 6/25/2068 (a) (c)	931,953	943,688
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (c)	1,049,560	1,064,025
Series 2024-1, Class A1, 5.71%, 1/25/2069 (a) (c)	691,966	699,024
Series 2024-3, Class A1, 6.34%, 4/25/2069 (a) (c)	551,547	560,341
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.32%, 12/25/2036 (b)	1,622,279	1,440,961
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 5.38%, 10/25/2035 (b)	246,898	226,892
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 5/15/2048	270,000	267,604
TOTAL MORTGAGE-BACKED SECURITIES (Cost $18,944,388)		17,893,090
COMMERCIAL MORTGAGE BACKED SECURITIES — 5.3%
ACREC LLC Series 2023-FL2, Class A, 1 mo. USD Term SOFR + 2.23%, 7.33%, 2/19/2038 (a) (b)	179,888	180,649
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	131,976
Security Description	Principal Amount	Value
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2022-FL2, Class A, 1 mo. USD Term SOFR + 1.85%, 6.95%, 5/15/2037 (a) (b)	$338,219	$338,216
Series 2021-FL3, Class A, ABS, 1 mo. USD Term SOFR + 1.18%, 6.28%, 8/15/2034 (a) (b)	270,024	268,789
AREIT Trust:
Series 2021-CRE5, Class A, 1 mo. USD Term SOFR + 1.19%, 6.28%, 11/17/2038 (a) (b)	117,051	116,816
Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 6.59%, 1/20/2037 (a) (b)	360,404	359,087
Bank:
Series 2017-BNK6, Class XA, IO, 0.90%, 7/15/2060 (b)	868,392	15,502
Series 2020-BN26, Class XA, IO, VRN, 1.32%, 3/15/2063 (b)	1,278,425	63,784
Benchmark Mortgage Trust:
Series 2018-B1, Class XA, IO, 0.66%, 1/15/2051 (b)	1,442,936	20,170
Series 2019-B15, Class XA, IO, VRN, 0.92%, 12/15/2072 (b)	4,018,350	128,058
BPR Trust:
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 6.26%, 9/15/2038 (a) (b)	192,000	190,239
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 6.99%, 4/15/2037 (a) (b)	250,000	250,860
BRSP Ltd. Series 2024-FL2, Class A, 1 mo. USD Term SOFR + 1.95%, 6.91%, 8/19/2037 (a) (b)	219,000	218,647
BX Commercial Mortgage Trust:
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 5.94%, 10/15/2036 (a) (b)	122,159	121,232
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 6.13%, 12/15/2038 (a) (b)	248,088	246,137
BX Trust Series 2022-PSB, Class A, 1 mo. USD Term SOFR + 2.45%, 7.55%, 8/15/2039 (a) (b)	175,558	176,119

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 6.25%, 5/15/2038 (a) (b)	$132,873	$127,774
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	317,000	310,477
Series 2016-GC37, Class XA, IO, 1.81%, 4/10/2049 (b)	366,479	5,760
COMM Mortgage Trust:
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	200,000	198,850
Series 2015-CR25, Class XA, IO, 0.93%, 8/10/2048 (b)	1,020,992	4,049
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.21%, 6/15/2050 (b)	233,425	5,039
Series 2017-CX10, Class XA, IO, 0.98%, 11/15/2050 (b)	720,598	12,190
Series 2017-CX9, Class XA, IO, 0.73%, 9/15/2050 (b)	902,355	8,535
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	237,857	231,971
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 0.87%, 5.97%, 10/15/2038 (a) (b)	180,996	179,265
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 6.29%, 7/15/2038 (a) (b)	267,311	267,064
FS Rialto Issuer LLC Series 2019-FL1, Class A, 1 mo. USD Term SOFR + 1.31%, 6.41%, 12/16/2036 (a) (b)	252,317	251,598
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.38%, 7/16/2035 (a) (b)	120,879	119,395
GS Mortgage Securities Corp. Trust Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 6.16%, 10/15/2036 (a) (b)	181,000	178,881
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	225,000	219,295
Series 2017-GS7, Class XA, IO, 1.22%, 8/10/2050 (b)	367,839	8,216
Series 2020-GC47, Class XA, IO, VRN, 1.24%, 5/12/2053 (b)	2,105,677	97,307
Security Description	Principal Amount	Value
HGI CRE CLO Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.11%, 6.21%, 9/17/2036 (a) (b)	$265,162	$264,324
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.69%, 4/15/2037 (a) (b)	183,540	178,535
Series 2016-JP4, Class XA, IO, 0.71%, 12/15/2049 (b)	1,314,951	12,085
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (b)	150,000	141,591
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class XA, IO, VRN, 1.61%, 6/13/2052 (b)	1,045,617	51,646
MF1 Ltd. Series 2020-FL4, Class A, 1 mo. USD Term SOFR + 1.81%, 6.90%, 12/15/2035 (a) (b)	216,739	216,885
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 6.40%, 7/15/2036 (a) (b)	138,000	137,299
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.81%, 5.91%, 1/15/2027 (a) (b)	143,123	141,844
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class LNCX, IO, 0.76%, 12/15/2046 (a) (b)	1,099,006	17
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 6.96%, 5/15/2036 (a) (b)	127,000	31,930
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	147,443	134,772
Series 2016-UB12, Class XA, IO, 0.78%, 12/15/2049 (b)	1,294,228	14,113
MSC Trust Series 2021-ILP, Class A, 1 mo. USD Term SOFR + 0.89%, 5.99%, 11/15/2036 (a) (b)	180,403	178,882
PFP Ltd. Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 6.92%, 9/17/2039 (a) (b)	390,000	390,976

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 6.17%, 11/25/2036 (a) (b)	$221,218	$220,415
SREIT Trust Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 5.94%, 11/15/2038 (a) (b)	173,192	172,327
Starwood Ltd. Series 2019-FL1, Class AS, 1 mo. USD Term SOFR + 1.51%, 6.61%, 7/15/2038 (a) (b)	14,106	13,978
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.65%, 6/15/2050 (b)	570,165	17,130
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	175,999	171,028
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	142,364
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.26%, 6.36%, 2/15/2040 (a) (b)	57,265	56,907
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	469,411
Series 2019-C51, Class XA, IO, VRN, 1.41%, 6/15/2052 (b)	871,551	43,297
Series 2019-C52, Class XA, IO, VRN, 1.70%, 8/15/2052 (b)	2,611,447	151,921
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	78,404	76,645
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	235,000	225,803
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $9,839,331)		8,708,072
SENIOR FLOATING RATE LOANS — 4.3%
ADVERTISING SERVICES — 0.1%
Lamar Media Corp. 2020 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 6.45%, 2/5/2027 (b)	175,000	174,891
Security Description	Principal Amount	Value
BUILDING PRODUCTS — 0.1%
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.92%, 9/22/2028 (b)	$173,719	$174,290
CHEMICALS — 0.3%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B6, 3 mo. USD Term SOFR + 2.00%, 7.33%, 12/20/2029 (b)	50,035	50,240
Element Solutions, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.85%, 12/18/2030 (b)	277,900	278,352
HB Fuller Co. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.85%, 2/15/2030 (b)	124,375	124,764
		453,356
COMMERCIAL SERVICES — 0.3%
APi Group DE, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.85%, 1/3/2029 (b)	125,000	125,064
Trans Union LLC 2019 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 6.70%, 11/16/2026 (b)	78,996	79,068
Trans Union LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 7.00%, 6/24/2031 (b)	259,350	259,129
Vestis Corp. Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.37%, 2/22/2031 (b)	41,562	41,374
		504,635
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Aramark Services, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 7.25%, 6/22/2030 (b)	79,000	79,306
Aramark Services, Inc. 2024 Term Loan B7, 1 mo. USD Term SOFR + 2.00%, 6.85%, 4/6/2028 (b)	80,000	80,240
		159,546
CONTAINERS & PACKAGING — 0.1%
Berry Global, Inc. 2023 Term Loan AA, 3 mo. USD Term SOFR + 1.75%, 7.32%, 7/1/2029 (b)	83,028	83,369

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION/WHOLESALE — 0.1%
Resideo Funding, Inc. 2024 M&A Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.30%, 6/13/2031 (b)	$44,887	$45,000
Resideo Funding, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.86%, 2/11/2028 (b)	95,833	96,312
		141,312
DIVERSIFIED FINANCIAL SERVICES — 0.2%
CPI Holdco B LLC Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.85%, 5/19/2031 (b)	215,000	214,251
Walker & Dunlop, Inc. 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.60%, 12/16/2028 (b)	38,900	39,046
		253,297
ENTERTAINMENT — 0.4%
Delta 2 Lux SARL 2024 Term Loan B2 (e)	16,667	16,696
Delta 2 Lux SARL 2024 Term Loan B1 (e)	33,333	33,392
Flutter Financing BV Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.58%, 11/29/2030 (b)	243,001	243,565
Six Flags Entertainment Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 5/1/2031 (b)	69,825	69,807
WMG Acquisition Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.60%, 1/24/2031 (b) (d)	345,000	345,504
		708,964
FOOD PRODUCTS — 0.2%
Froneri International Ltd. 2024 USD Term Loan (e)	290,000	289,294
FORESTRY — 0.1%
Asplundh Tree Expert LLC 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.70%, 9/7/2027 (b)	240,395	240,879
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Avantor Funding, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 6.95%, 11/8/2027 (b)	121,909	122,730
Security Description	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.03%, 2/22/2028 (b)	$172,145	$172,226
HOTELS, RESTAURANTS & LEISURE — 0.3%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 7.00%, 9/20/2030 (b)	258,702	256,531
Wyndham Hotels & Resorts, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.00%, 5/24/2030 (b)	244,387	244,578
		501,109
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.31%, 12/22/2027 (b)	161,761	162,166
Reynolds Consumer Products LLC Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.10%, 2/4/2027 (b)	240,278	241,007
		403,173
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Calpine Corp. Term Loan B9, 1 mo. USD Term SOFR + 2.00%, 6.85%, 1/31/2031 (b)	239,187	238,706
Calpine Corp. 2024 Term Loan B10, 1 mo. USD Term SOFR + 2.00%, 6.85%, 1/31/2031 (b)	14,925	14,889
NRG Energy, Inc. 2024 Term Loan, 3 mo. USD Term SOFR + 2.00%, 7.26%, 4/16/2031 (b)	228,850	229,508
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.25%, 12/20/2030 (b)	246,067	246,363
		729,466
INTERNET & TELECOM — 0.3%
Gen Digital, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.60%, 9/12/2029 (b)	172,818	172,453

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Go Daddy Operating Co. LLC 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.00%, 6.85%, 11/9/2029 (b)	$262,896	$262,934
		435,387
IT SERVICES — 0.1%
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 6.60%, 4/28/2028 (b)	246,898	246,918
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 6.60%, 11/8/2030 (b)	80,000	80,073
Marriott Ownership Resorts, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.10%, 4/1/2031 (b)	74,813	74,758
		154,831
MACHINERY — 0.0% (f)
Ali Group North America Corp. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 6.96%, 7/30/2029 (b)	61,011	61,288
PHARMACEUTICALS — 0.1%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.40%, 11/15/2027 (b)	131,966	128,502
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Iron Mountain, Inc. 2023 Term Loan B 7.25%, 1/31/2031 (b)	293,633	292,348
RETAIL — 0.3%
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B (e)	210,000	208,688
KFC Holding Co. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.21%, 3/15/2028 (b)	269,160	270,674
		479,362
SOFTWARE — 0.1%
SS&C Technologies, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 7.25%, 5/9/2031 (b)	150,037	150,203
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,048,113)		7,061,376

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h) (Cost $4,499,247)	4,499,247	$4,499,247
TOTAL INVESTMENTS — 100.0% (Cost $165,097,207)		163,631,363
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(7,595)
NET ASSETS — 100.0%		$163,623,768
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.7% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$26,013,352	$—	$26,013,352
Asset-Backed Securities	—	42,009,853	—	42,009,853
Foreign Government Obligations	—	694,234	—	694,234
U.S. Government Agency Obligations	—	7,323,815	—	7,323,815
U.S. Treasury Obligations	—	49,428,324	—	49,428,324
Mortgage-Backed Securities	—	17,893,090	—	17,893,090
Commercial Mortgage Backed Securities	—	8,708,072	—	8,708,072
Senior Floating Rate Loans	—	7,061,376	—	7,061,376
Short-Term Investment	4,499,247	—	—	4,499,247
TOTAL INVESTMENTS	$4,499,247	$159,132,116	$—	$163,631,363

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,024,706	$5,024,706	$28,795,448	$29,320,907	$—	$—	4,499,247	$4,499,247	$107,860
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC FIXED INCOME — 100.0%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	47,630	$4,372,910
SPDR Bloomberg High Yield Bond ETF (a)	229,383	22,431,364
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	464,194	15,647,980
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	5,042,765	146,542,751
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	703,658	17,000,377
SPDR Portfolio Long Term Treasury ETF (a)	631,898	18,369,275
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	5,052,810	113,839,809
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $331,141,170)		338,204,466
SHORT-TERM INVESTMENTS — 14.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	153,454	153,454
State Street Navigator Securities Lending Portfolio II (e)(f)	49,823,717	49,823,717
TOTAL SHORT-TERM INVESTMENTS (Cost $49,977,171)		$49,977,171
TOTAL INVESTMENTS — 114.8% (Cost $381,118,341)		388,181,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.8)%		(49,907,762)
NET ASSETS — 100.0%		$338,273,875

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$338,204,466	$—	$—	$338,204,466
Short-Term Investments	49,977,171	—	—	49,977,171
TOTAL INVESTMENTS	$388,181,637	$—	$—	$388,181,637
See accompanying notes to Schedule of Investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Bloomberg 1-3 Month T-Bills ETF	4,506	$413,561	$35,454,640	$31,493,447	$(13,741)	$11,897	47,630	$4,372,910	$157,468
SPDR Bloomberg High Yield Bond ETF	236,395	22,284,956	31,502,565	31,849,305	178,772	314,376	229,383	22,431,364	255,720
SPDR Portfolio Intermediate Term Corporate Bond ETF	50,776	1,653,266	34,030,100	20,642,972	331,379	276,207	464,194	15,647,980	143,485
SPDR Portfolio Intermediate Term Treasury ETF	3,135,688	87,861,978	71,940,084	16,572,086	163,684	3,149,091	5,042,765	146,542,751	910,911
SPDR Portfolio Long Term Corporate Bond ETF	513,343	11,575,885	6,893,094	2,448,081	54,290	925,189	703,658	17,000,377	165,099
SPDR Portfolio Long Term Treasury ETF	1,306,700	35,568,374	36,933,692	56,766,481	1,355,269	1,278,421	631,898	18,369,275	330,931
SPDR Portfolio Mortgage Backed Bond ETF	3,643,054	78,580,675	42,532,760	11,219,417	186,408	3,759,383	5,052,810	113,839,809	798,552
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,028	71,028	5,922,120	5,839,694	—	—	153,454	153,454	2,949
State Street Navigator Securities Lending Portfolio II	21,612,719	21,612,719	426,843,206	398,632,208	—	—	49,823,717	49,823,717	37,112
Total		$259,622,442	$692,052,261	$575,463,691	$2,256,061	$9,714,564		$388,181,637	$2,802,227
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 100.0%
The Communication Services Select Sector SPDR Fund (a)(b)	1,456,086	$131,630,174
The Consumer Staples Select Sector SPDR Fund (a)(b)	1,446,776	120,082,408
The Energy Select Sector SPDR Fund (a)(b)	170,001	14,926,088
The Financial Select Sector SPDR Fund (a)	2,256,541	102,266,438
The Health Care Select Sector SPDR Fund (a)(b)	59,440	9,154,949
The Technology Select Sector SPDR Fund (a)(b)	1,026,897	231,832,267
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $527,913,688)		609,892,324
SHORT-TERM INVESTMENTS — 11.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	598,226	598,226
State Street Navigator Securities Lending Portfolio II (e)(f)	70,318,967	70,318,967
TOTAL SHORT-TERM INVESTMENTS (Cost $70,917,193)		$70,917,193
TOTAL INVESTMENTS — 111.6% (Cost $598,830,881)		680,809,517
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.6)%		(70,581,277)
NET ASSETS — 100.0%		$610,228,240

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$609,892,324	$—	$—	$609,892,324
Short-Term Investments	70,917,193	—	—	70,917,193
TOTAL INVESTMENTS	$680,809,517	$—	$—	$680,809,517
See accompanying notes to Schedule of Investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,002,267	$1,002,267	$2,612,959	$3,017,000	$—	$—	598,226	$598,226	$7,183
State Street Navigator Securities Lending Portfolio II	71,204,113	71,204,113	1,017,323,928	1,018,209,074	—	—	70,318,967	70,318,967	41,491
The Communication Services Select Sector SPDR Fund	753,484	64,543,440	75,354,723	13,366,679	(723,166)	5,821,856	1,456,086	131,630,174	389,618
The Consumer Discretionary Select Sector SPDR Fund	—	—	47,218,813	44,440,213	(2,778,600)	—	—	—	—
The Consumer Staples Select Sector SPDR Fund	265,704	20,347,612	116,680,826	20,687,968	112,735	3,629,203	1,446,776	120,082,408	631,300
The Energy Select Sector SPDR Fund	428,327	39,042,006	9,259,518	31,890,077	(1,711,391)	226,032	170,001	14,926,088	122,936
The Financial Select Sector SPDR Fund	2,078,862	85,462,017	55,395,741	46,973,274	720,646	7,661,308	2,256,541	102,266,438	368,607
The Health Care Select Sector SPDR Fund	—	—	27,456,075	18,897,659	545,219	51,314	59,440	9,154,949	34,105
The Industrial Select Sector SPDR Fund	890,217	108,490,746	2,235,224	110,688,308	3,842,188	(3,879,850)	—	—	—
The Technology Select Sector SPDR Fund	1,046,741	236,804,216	21,525,578	24,735,817	(1,492,320)	(269,390)	1,026,897	231,832,267	406,796
Total		$626,896,417	$1,375,063,385	$1,332,906,069	$(1,484,689)	$13,240,473		$680,809,517	$2,002,036
See accompanying notes to Schedule of Investments.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.6%
AEROSPACE & DEFENSE — 0.5%
RTX Corp.	137	$16,599
AUTOMOBILES — 1.0%
General Motors Co.	337	15,111
Tesla, Inc. (a)	62	16,221
		31,332
BANKS — 3.6%
Bank of America Corp.	452	17,935
JPMorgan Chase & Co.	315	66,421
Regions Financial Corp.	1,209	28,206
		112,562
BEVERAGES — 1.5%
Monster Beverage Corp. (a)	206	10,747
PepsiCo, Inc.	218	37,071
		47,818
BIOTECHNOLOGY — 0.7%
BioMarin Pharmaceutical, Inc. (a)	106	7,451
Vertex Pharmaceuticals, Inc. (a)	28	13,022
		20,473
BROADLINE RETAIL — 4.4%
Amazon.com, Inc. (a)	736	137,139
BUILDING PRODUCTS — 0.6%
Trane Technologies PLC	49	19,048
CAPITAL MARKETS — 2.5%
CME Group, Inc.	53	11,695
MSCI, Inc.	27	15,739
Nasdaq, Inc.	119	8,688
S&P Global, Inc.	79	40,813
		76,935
CHEMICALS — 1.9%
Ecolab, Inc.	30	7,660
International Flavors & Fragrances, Inc.	44	4,617
Linde PLC	89	42,441
PPG Industries, Inc.	25	3,311
		58,029
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Cintas Corp.	32	6,588
Waste Management, Inc.	181	37,576
		44,164
CONSTRUCTION MATERIALS — 0.7%
Martin Marietta Materials, Inc.	40	21,530
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Costco Wholesale Corp.	13	11,525
Walmart, Inc.	315	25,436
		36,961
ELECTRIC UTILITIES — 1.1%
NextEra Energy, Inc.	399	33,728
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.6%
Eaton Corp. PLC	59	$19,555
Emerson Electric Co.	263	28,764
		48,319
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. Class A	119	7,754
ENERGY EQUIPMENT & SERVICES — 0.8%
Schlumberger NV	601	25,212
ENTERTAINMENT — 0.9%
Netflix, Inc. (a)	19	13,476
Walt Disney Co.	143	13,755
		27,231
FINANCIAL SERVICES — 5.1%
Berkshire Hathaway, Inc. Class B (a)	87	40,042
Fidelity National Information Services, Inc.	57	4,774
Mastercard, Inc. Class A	101	49,874
PayPal Holdings, Inc. (a)	262	20,444
Visa, Inc. Class A	153	42,067
		157,201
FOOD PRODUCTS — 0.4%
Mondelez International, Inc. Class A	175	12,892
GROUND TRANSPORTATION — 1.1%
Uber Technologies, Inc. (a)	200	15,032
Union Pacific Corp.	73	17,993
		33,025
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	175	19,952
Becton Dickinson & Co.	160	38,576
IDEXX Laboratories, Inc. (a)	24	12,125
Penumbra, Inc. (a)	31	6,023
Zimmer Biomet Holdings, Inc.	126	13,602
		90,278
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Humana, Inc.	7	2,217
UnitedHealth Group, Inc.	97	56,714
		58,931
HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald's Corp.	55	16,748
HOUSEHOLD PRODUCTS — 0.8%
Procter & Gamble Co.	151	26,153
INSURANCE — 1.9%
American International Group, Inc.	78	5,712
Chubb Ltd.	112	32,300
Marsh & McLennan Cos., Inc.	40	8,923
Progressive Corp.	46	11,673
		58,608
INTERACTIVE MEDIA & SERVICES — 8.3%
Alphabet, Inc. Class A	744	123,392
Alphabet, Inc. Class C	104	17,388

See accompanying notes to Schedule of Investments.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Meta Platforms, Inc. Class A	200	$114,488
		255,268
IT SERVICES — 0.3%
Accenture PLC Class A	30	10,604
LIFE SCIENCES TOOLS & SERVICES — 1.8%
IQVIA Holdings, Inc. (a)	106	25,119
Thermo Fisher Scientific, Inc.	51	31,547
		56,666
MACHINERY — 1.5%
Parker-Hannifin Corp.	73	46,123
MULTI-UTILITIES — 0.6%
Sempra	217	18,148
OIL, GAS & CONSUMABLE FUELS — 2.5%
Chevron Corp.	118	17,378
ConocoPhillips	247	26,004
Exxon Mobil Corp.	277	32,470
		75,852
PERSONAL CARE PRODUCTS — 1.1%
Kenvue, Inc.	1,482	34,279
PHARMACEUTICALS — 5.3%
AstraZeneca PLC ADR	416	32,410
Elanco Animal Health, Inc. (a)	446	6,552
Eli Lilly & Co.	16	14,175
Johnson & Johnson	344	55,749
Merck & Co., Inc.	477	54,168
		163,054
PROFESSIONAL SERVICES — 0.3%
Broadridge Financial Solutions, Inc.	47	10,107
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.4%
Advanced Micro Devices, Inc. (a)	115	18,869
Applied Materials, Inc.	168	33,944
ASML Holding NV NY Reg Shrs	9	7,499
Broadcom, Inc.	397	68,483
NVIDIA Corp.	1,914	232,436
ON Semiconductor Corp. (a)	431	31,295
Texas Instruments, Inc.	101	20,864
		413,390
SOFTWARE — 11.7%
Adobe, Inc. (a)	70	36,245
Intuit, Inc.	15	9,315
Microsoft Corp.	527	226,768
Oracle Corp.	137	23,345
Salesforce, Inc.	140	38,319
Security Description	Shares	Value
ServiceNow, Inc. (a)	23	$20,571
Synopsys, Inc. (a)	14	7,089
		361,652
SPECIALIZED REITs — 1.4%
American Tower Corp. REIT	184	42,791
SPECIALTY RETAIL — 3.7%
Home Depot, Inc.	150	60,780
O'Reilly Automotive, Inc. (a)	14	16,123
Ross Stores, Inc.	75	11,288
Ulta Beauty, Inc. (a)	66	25,682
		113,873
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.4%
Apple, Inc.	850	198,050
TRADING COMPANIES & DISTRIBUTORS — 1.9%
United Rentals, Inc.	53	42,916
WW Grainger, Inc.	14	14,543
		57,459
WATER UTILITIES — 0.8%
American Water Works Co., Inc.	171	25,007
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	39	8,048
TOTAL COMMON STOCKS (Cost $2,986,758)		3,109,041
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c) (Cost $24,772)	24,772	24,772
TOTAL INVESTMENTS — 101.4% (Cost $3,011,530)		3,133,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(43,605)
NET ASSETS — 100.0%		$3,090,208
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR SSGA US EQUITY PREMIUM INCOME ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

The Fund had the following Written Options contracts at September 30, 2024 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ Depreciation
S&P 500 Index	N/A	USD 5,690	10/04/2024	(2)	USD (1,138,000)	$ (17,630)	$(6,204)	$(11,426)
S&P 500 Index	N/A	USD 5,560	10/11/2024	(1)	USD (556,000)	(21,855)	(5,127)	(16,728)
S&P 500 Index	N/A	USD 5,770	10/18/2024	(1)	USD (577,000)	(6,605)	(3,758)	(2,847)
S&P 500 Index	N/A	USD 5,870	10/25/2024	(1)	USD (587,000)	(3,105)	(2,277)	(828)
S&P 500 Mini Index	N/A	USD 587	10/25/2024	(2)	USD (117,400)	(606)	(450)	(156)
								$(31,985)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,109,041	$—	$—	$3,109,041
Short-Term Investment	24,772	—	—	24,772
TOTAL INVESTMENTS	$3,133,813	$—	$—	$3,133,813
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Depreciation	$(31,985)	$—	$—	$(31,985)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(31,985)	$—	$—	$(31,985)

Affiliate Table
	Number of Shares Held at 9/5/24*	Value at 9/5/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$74,262	$49,490	$—	$—	24,772	$24,772	$89
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024-ML24, Class AUS, Class AUS, VRN, 4.16%, 5/25/2041 (a) (Cost $1,091,815)	$1,040,000	$1,075,821
MUNICIPAL BONDS & NOTES — 96.0%
ALABAMA — 2.4%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	500,000	504,710
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	224,445
Southeast Energy Authority A Cooperative District Revenue, AL Series B, 4.00%, 12/1/2051 (a)	500,000	509,008
		1,238,163
ARIZONA — 1.1%
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	91,673
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	472,965
		564,638
ARKANSAS — 1.1%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	550,101
CALIFORNIA — 7.5%
Anaheim Public Financing Authority Revenue, CA Series C, Assured Guaranty Municipal Corp., Zero Coupon, 9/1/2036 (c)	320,000	221,712
California Community Choice Financing Authority Revenue, CA Series E-1, 5.00%, 2/1/2054 (a)	500,000	543,207
California Housing Finance Agency Revenue, CA Series 2021-1, 3.50%, 11/20/2035	170,420	166,683
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	383,114
City of Long Beach Marina System Revenue, CA 5.00%, 5/15/2040	750,000	752,631
Municipal Improvement Corp. of Los Angeles Revenue, CA Series A, 1.45%, 11/1/2027	540,000	501,551
Security Description	Principal Amount	Value
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2037	$210,000	$215,415
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	271,221
Palomar Health, General Obligation, CA Series A, Assured Guaranty Corp., Zero Coupon, 8/1/2027 (c)	100,000	91,411
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	187,197
University of California Revenue, CA Series BI, 1.37%, 5/15/2028	595,000	543,287
		3,877,429
COLORADO — 3.6%
City & County of Denver Airport System Revenue, CO Series B2, AMT, 5.00%, 11/15/2031 (a)	400,000	407,247
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2037	200,000	202,975
Series A, 5.00%, 11/1/2029	260,000	287,742
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2030	400,000	411,159
Trails at Crowfoot Metropolitan District No. 3, General Obligation, CO Series A, Assured Guaranty Corp., 5.00%, 12/1/2039 (c)	500,000	554,910
		1,864,033
CONNECTICUT — 1.6%
South Central Connecticut Regional Water Authority Revenue, CT Series B, 5.00%, 8/1/2037	125,000	129,511
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	686,674
		816,185
DISTRICT OF COLUMBIA — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	308,898
FLORIDA — 6.3%
County of Miami-Dade Aviation Revenue, FL Series A, AMT, 5.00%, 10/1/2029	210,000	210,233
County of Miami-Dade Seaport Department Revenue, FL Series A, AMT, 5.00%, 10/1/2038	375,000	407,152

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	$530,000	$513,463
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	139,557
Florida Development Finance Corp. Revenue, FL:
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	308,300
Series A, AMT, 8.25%, 7/1/2057 (a) (b)	510,000	525,258
Hillsborough County Industrial Development Authority Revenue, FL Series C, 5.00%, 11/15/2029	800,000	894,340
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	289,243
		3,287,546
GEORGIA — 3.1%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	653,372
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	618,929
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	336,335
		1,608,636
GUAM — 0.6%
Territory of Guam Revenue, GU Series A, 5.00%, 11/1/2035	300,000	318,707
IDAHO — 0.2%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	100,000	106,790
ILLINOIS — 5.6%
Chicago Board of Education, General Obligation, IL:
Series A, 5.00%, 12/1/2035	300,000	314,945
Series A, 5.00%, 12/1/2036	300,000	313,801
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	282,368
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2039	230,000	249,341
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2029	360,000	377,403
Security Description	Principal Amount	Value
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 4.00%, 4/1/2037 (c)	$345,000	$349,269
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	100,187
Series A, 4.00%, 3/1/2038	730,000	737,027
Series A, 5.00%, 12/1/2031	150,000	158,143
		2,882,484
INDIANA — 1.1%
Indiana Finance Authority Revenue, IN 5.00%, 3/1/2030	500,000	549,824
IOWA — 0.4%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	219,491
KANSAS — 0.6%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	300,060
KENTUCKY — 0.9%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	450,697
LOUISIANA — 3.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2025	250,000	254,245
Louisiana Offshore Terminal Authority Revenue, LA Series A, 4.15%, 9/1/2027	250,000	254,782
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	327,990
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2039	800,000	895,993
		1,733,010
MARYLAND — 0.9%
State of Maryland Department of Transportation Revenue, MD:
Series B, AMT, 5.00%, 8/1/2030	200,000	218,263
Series B, AMT, 5.00%, 8/1/2031	250,000	275,108
		493,371
MICHIGAN — 5.4%
Michigan Finance Authority Revenue, MI 5.00%, 11/1/2034	110,000	117,128

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Michigan State Housing Development Authority Revenue, MI:
Series A, Housing and Urban Development, 3.63%, 10/1/2029	$800,000	$801,450
Series A, 4.70%, 12/1/2043	750,000	775,498
Southfield Public Schools, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2046	1,000,000	1,092,998
		2,787,074
MINNESOTA — 1.0%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	380,000	399,125
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2035	100,000	108,426
		507,551
MISSOURI — 2.1%
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	110,551
Park Hill School District of Platte County, General Obligation, MO 3.00%, 3/1/2032	1,000,000	978,807
		1,089,358
NEBRASKA — 0.6%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	294,942
NEW JERSEY — 2.9%
New Jersey Economic Development Authority Revenue, NJ 5.00%, 6/15/2031	1,000,000	1,103,528
New Jersey Transportation Trust Fund Authority Revenue, NJ Series BB, 5.00%, 6/15/2040	380,000	427,461
		1,530,989
NEW MEXICO — 1.9%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	1,003,190
NEW YORK — 4.2%
City of New York, General Obligation, NY Series A-1, 4.00%, 8/1/2037	1,020,000	1,065,481
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty Municipal Corp., 3.00%, 3/1/2036 (c)	795,000	764,743
Security Description	Principal Amount	Value
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	$250,000	$282,665
Triborough Bridge & Tunnel Authority Revenue, NY Series A, 5.00%, 11/1/2025	85,000	87,202
		2,200,091
OHIO — 1.1%
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	564,612
OKLAHOMA — 1.6%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	516,477
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	309,583
		826,060
OREGON — 3.4%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2032	900,000	990,743
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series A, School Bond Guaranty, 5.00%, 6/15/2038	695,000	751,214
		1,741,957
PENNSYLVANIA — 4.3%
City of Philadelphia Airport Revenue, PA Series B, AMT, 5.00%, 7/1/2032	750,000	779,399
Commonwealth Financing Authority Revenue, PA Assured Guaranty Municipal Corp., 4.00%, 6/1/2039 (c)	550,000	553,910
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	100,000	101,903
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.00%, 12/1/2031	800,000	818,169
		2,253,381
SOUTH CAROLINA — 1.6%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	750,000	850,688
TENNESSEE — 1.0%
New Memphis Arena Public Building Authority Revenue, TN Zero Coupon, 4/1/2030 (d)	530,000	501,177

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 12.1%
Celina Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (c)	$500,000	$559,207
Central Texas Turnpike System Revenue, TX Series C, 5.00%, 8/15/2042	800,000	886,461
City of Greenville Electric System Revenue, TX Build America Mutual Assurance Corp., 5.00%, 2/15/2030 (c)	500,000	557,935
City of San Antonio, General Obligation, TX 5.00%, 2/1/2030	250,000	280,658
Forney Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 8/15/2039 (c)	425,000	471,421
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2033 (c)	610,000	630,425
Harris County-Houston Sports Authority Revenue, TX Series A, 5.00%, 11/15/2029	505,000	505,981
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	464,119
Spring Independent School District, General Obligation, TX Series B, 5.00%, 8/15/2030	800,000	898,548
Texas Municipal Power Agency Revenue, TX Assured Guaranty Municipal Corp., 3.00%, 9/1/2039 (c)	250,000	222,651
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	549,512
Van Alstyne Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	240,000	263,654
		6,290,572
UTAH — 3.5%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.25%, 7/1/2038	375,000	418,422
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2032	260,000	274,761
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	783,023
Security Description	Principal Amount	Value
Vineyard Redevelopment Agency, Special Obligation, UT Assured Guaranty Municipal Corp., 5.00%, 5/1/2027 (c)	$325,000	$343,824
		1,820,030
VIRGINIA — 1.7%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty Municipal Corp., 5.25%, 7/1/2048 (c)	345,000	382,937
Virginia Small Business Financing Authority Revenue, VA:
AMT, 5.00%, 6/30/2039	125,000	136,175
AMT, 5.00%, 12/31/2039	355,000	386,737
		905,849
WASHINGTON — 4.4%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2039	300,000	342,851
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA Series B, 5.00%, 1/1/2030	500,000	560,997
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	750,483
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	150,000	156,401
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	203,962
Washington State Housing Finance Commission Revenue, WA Series 2, VRN, 4.08%, 3/20/2040 (a)	270,000	268,201
		2,282,895
WISCONSIN — 2.3%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	251,275
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	378,654
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, Housing and Urban Development, 2.05%, 11/1/2036	700,000	562,189
		1,192,118
TOTAL MUNICIPAL BONDS & NOTES (Cost $49,751,042)		49,812,597

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f) (Cost $1,557,498)	1,557,498	$1,557,498
TOTAL INVESTMENTS — 101.1% (Cost $52,400,355)		52,445,916
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(578,543)
NET ASSETS — 100.0%		$51,867,373
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	4.8%
Permanent School Fund	2.8%
Assured Guaranty Corp.	1.3%
Build America Mutual Assurance Company	1.2%
Build America Mutual Assurance Corp.	1.1%
Permanent School Fund Guaranteed	0.9%

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$1,075,821	$—	$1,075,821
Municipal Bonds & Notes	—	49,812,597	—	49,812,597
Short-Term Investment	1,557,498	—	—	1,557,498
TOTAL INVESTMENTS	$1,557,498	$50,888,418	$—	$52,445,916

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	483,301	$483,301	$7,341,882	$6,267,685	$—	$—	1,557,498	$1,557,498	$15,729
See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2024-ML24, Class AUS, Class AUS, VRN, 4.16%, 5/25/2041 (a) (Cost $955,338)	$910,000	$941,344
MUNICIPAL BONDS & NOTES — 95.7%
ALABAMA — 2.1%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	600,000	669,019
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	180,000	202,000
		871,019
ARIZONA — 0.6%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, 5.00%, 7/1/2030	215,000	227,848
CALIFORNIA — 3.4%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	600,000	647,636
Compton Unified School District, General Obligation, CA Series B, Build America Mutual Assurance Corp., 4.00%, 6/1/2032 (b)	175,000	179,578
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2029	145,000	158,242
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2052	200,000	209,308
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2035	175,000	183,161
		1,377,925
COLORADO — 1.3%
Regional Transportation District Revenue, CO Series A, 5.00%, 7/15/2027	500,000	525,877
CONNECTICUT — 5.1%
Connecticut State Health & Educational Facilities Authority Revenue, CT Series L, 5.00%, 7/1/2047	600,000	641,727
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	473,825
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	686,674
Security Description	Principal Amount	Value
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (c)	$300,000	$302,183
		2,104,409
DELAWARE — 0.4%
Delaware Transportation Authority Revenue, DE 3.25%, 7/1/2025	180,000	180,026
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Revenue, DC Series A, AMT, 5.00%, 8/31/2026	700,000	722,831
FLORIDA — 7.7%
City of Pompano Beach Revenue, FL 3.50%, 9/1/2030	250,000	247,669
Florida Development Finance Corp. Revenue, FL:
Series A, 4.00%, 6/15/2042	500,000	473,874
Series A, AMT, 8.25%, 7/1/2057 (a) (c)	285,000	293,526
Hillsborough County Industrial Development Authority Revenue, FL Series C, 5.00%, 11/15/2029	700,000	782,548
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.60%, 5/1/2044	100,000	104,617
Lake Hideaway Community Development District, Special Assessment, FL 5.65%, 5/1/2044	100,000	101,894
Miami-Dade County Expressway Authority Revenue, FL Series A, 5.00%, 7/1/2025	100,000	100,115
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2027	150,000	161,160
Palm Beach County Health Facilities Authority Revenue, FL 5.00%, 11/15/2032	100,000	103,046
Saltleaf Community Development District, Special Assessment, FL 5.63%, 5/1/2044	110,000	112,369
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	196,664
4.20%, 5/1/2037	200,000	193,187
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	250,000	257,999
		3,128,668

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
HAWAII — 0.5%
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2030	$200,000	$225,382
IDAHO — 2.4%
Idaho Housing & Finance Association Revenue, ID Series A, 4.00%, 8/15/2048	1,000,000	1,001,142
ILLINOIS — 4.9%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (b)	250,000	282,368
City of Chicago, General Obligation, IL Series A, 5.50%, 1/1/2039	275,000	303,460
Cook County Community College District No. 508, General Obligation, IL Build America Mutual Assurance Corp., 5.00%, 12/1/2040 (b)	500,000	547,780
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2036	270,000	301,497
Series C, 5.00%, 8/15/2035	410,000	414,773
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2027	140,000	147,677
		1,997,555
INDIANA — 1.3%
Indiana Finance Authority Revenue, IN 5.00%, 3/1/2029	500,000	543,061
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	329,236
MARYLAND — 2.6%
Maryland Economic Development Corp. Revenue, MD Series B, AMT, 5.00%, 12/31/2036	425,000	457,007
State of Maryland, General Obligation, MD Series B, 5.00%, 8/1/2027	400,000	429,490
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	150,000	160,410
		1,046,907
MASSACHUSETTS — 0.7%
Massachusetts Development Finance Agency Revenue, MA Series A-2, 5.00%, 7/1/2027	250,000	267,199
Security Description	Principal Amount	Value
MICHIGAN — 3.6%
Michigan State Housing Development Authority Revenue, MI:
Series A, Housing and Urban Development, 3.63%, 10/1/2029	$700,000	$701,268
Series A, 4.70%, 12/1/2043	750,000	775,498
		1,476,766
MINNESOTA — 0.8%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series B, AMT, 5.00%, 1/1/2034	300,000	327,748
MONTANA — 0.5%
Cascade County Elementary School District No. 1 Great Falls, General Obligation, MT 3.00%, 7/1/2029	205,000	206,960
NEVADA — 1.4%
City of Las Vegas Special Improvement District No. 613, Special Assessment, NV 5.25%, 12/1/2047	550,000	571,963
NEW JERSEY — 2.5%
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2034	160,000	158,333
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	196,737
Series QQQ, 5.00%, 6/15/2033	275,000	307,181
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	348,181
		1,010,432
NEW YORK — 8.1%
City of New York, General Obligation, NY Series E1, 5.00%, 4/1/2039	300,000	339,665
Metropolitan Transportation Authority Revenue, NY Series A, 5.00%, 11/15/2037	575,000	654,953
New York City Transitional Finance Authority Building Aid Revenue, NY Series S1A, State Aid Withholding, 5.00%, 7/15/2038	475,000	513,960
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A, 5.00%, 11/1/2026	880,000	926,109
New York Transportation Development Corp. Revenue, NY:
AMT, 5.00%, 12/1/2036	250,000	268,867

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
AMT, 5.00%, 12/1/2037	$300,000	$321,703
AMT, 6.00%, 4/1/2035	250,000	282,666
		3,307,923
OKLAHOMA — 3.0%
Carter County Public Facilities Authority Revenue, OK 5.00%, 9/1/2028	200,000	210,739
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2039	700,000	700,401
Muskogee Industrial Trust Revenue, OK 4.00%, 9/1/2032	100,000	100,717
Norman Regional Hospital Authority Revenue, OK 4.00%, 9/1/2037	230,000	206,947
		1,218,804
OREGON — 3.7%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	745,000	809,290
Warm Springs Reservation Confederated Tribe Revenue, OR Series B, 5.00%, 11/1/2039 (c)	650,000	698,874
		1,508,164
PENNSYLVANIA — 4.9%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-2, 4.00%, 5/15/2053	250,000	235,735
Series 2021A-2, 4.60%, 10/1/2046 (a)	750,000	758,159
Series C, 5.25%, 12/1/2037 (a)	100,000	101,903
Pennsylvania Turnpike Commission Revenue, PA Series E, 6.00%, 12/1/2030 (a)	820,000	899,475
		1,995,272
SOUTH CAROLINA — 4.6%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	750,000	850,688
South Carolina Public Service Authority Revenue, SC Series A, 5.00%, 12/1/2040	900,000	1,009,303
		1,859,991
TENNESSEE — 0.6%
Tennessee Housing Development Agency Revenue, TN Series 2A, 4.15%, 7/1/2038	250,000	257,929
Security Description	Principal Amount	Value
TEXAS — 9.4%
City of Dallas, General Obligation, TX Assured Guaranty Municipal Corp., 3.13%, 2/15/2035 (b)	$950,000	$920,387
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2034	105,000	107,870
Lower Colorado River Authority Revenue, TX Series B, 5.00%, 5/15/2039 (a)	590,000	621,402
Melissa Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/1/2030 (b)	150,000	167,680
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2030	200,000	225,355
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 4.00%, 11/15/2035	600,000	604,041
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	549,512
Texas Woman's University Revenue, TX Series A, 5.00%, 7/1/2037	585,000	658,083
		3,854,330
UTAH — 1.0%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.25%, 7/1/2038	375,000	418,422
VIRGINIA — 2.5%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty Municipal Corp., 5.25%, 7/1/2048 (b)	345,000	382,937
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2053	100,000	116,404
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	533,938
		1,033,279
WASHINGTON — 6.7%
King County Public Hospital District No. 1, General Obligation, WA 5.00%, 12/1/2036	590,000	624,593
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	750,483
State of Washington, General Obligation, WA Series A, 5.00%, 8/1/2033	250,000	265,295

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	$300,000	$305,943
Washington State Housing Finance Commission Revenue, WA:
Series 2, VRN, 4.08%, 3/20/2040 (a)	230,000	228,468
5.50%, 7/1/2044	500,000	555,396
		2,730,178
WISCONSIN — 6.8%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	600,000	609,951
Public Finance Authority, Special Obligation, WI Series A, 5.00%, 6/1/2041 (c)	100,000	102,648
State of Wisconsin, General Obligation, WI Series 1-REF, 5.00%, 5/1/2038	600,000	705,230
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 4.00%, 4/1/2039	800,000	801,247
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, Housing and Urban Development, 2.05%, 11/1/2036	675,000	542,111
		2,761,187
TOTAL MUNICIPAL BONDS & NOTES (Cost $38,385,660)		39,088,433
	Shares
SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e) (Cost $1,258,530)	1,258,530	1,258,530
TOTAL INVESTMENTS — 101.1% (Cost $40,599,528)		41,288,307
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(447,605)
NET ASSETS — 100.0%		$40,840,702
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	3.2%
Build America Mutual Assurance Company	2.4%
Permanent School Fund Guaranteed	0.4%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$941,344	$—	$941,344
Municipal Bonds & Notes	—	39,088,433	—	39,088,433
Short-Term Investment	1,258,530	—	—	1,258,530
TOTAL INVESTMENTS	$1,258,530	$40,029,777	$—	$41,288,307

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	129,735	$129,735	$3,773,411	$2,644,616	$—	$—	1,258,530	$1,258,530	$10,105
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 65.7%
AUSTRALIA — 0.9%
Australia & New Zealand Banking Group Ltd. VRN, 1 yr. CMT + 1.47%, 5.20%, 9/30/2035 (a) (b)	$200,000	$199,464
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	39,000	39,572
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	126,000	132,712
		371,748
BRAZIL — 0.3%
Petrobras Global Finance BV 6.50%, 7/3/2033	105,000	108,966
CANADA — 1.1%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	49,000	50,275
Bombardier, Inc.:
7.00%, 6/1/2032 (a)	35,000	36,604
7.25%, 7/1/2031 (a)	30,000	31,752
Enerflex Ltd. 9.00%, 10/15/2027 (a)	61,000	63,252
Garda World Security Corp.:
8.25%, 8/1/2032 (a)	9,000	9,220
9.50%, 11/1/2027 (a)	33,000	33,014
goeasy Ltd. 7.63%, 7/1/2029 (a)	57,000	59,065
Magna International, Inc. 5.98%, 3/21/2026	68,000	67,938
New Gold, Inc. 7.50%, 7/15/2027 (a)	51,000	51,998
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	52,000	51,388
		454,506
CAYMAN ISLANDS — 0.2%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	95,000	96,459
CHINA — 0.7%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	129,000	92,324
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	44,000	44,520
Prosus NV 4.19%, 1/19/2032 (a)	165,000	154,579
		291,423
FINLAND — 0.5%
Nordea Bank Abp VRN, 5 yr. CMT + 2.66%, 6.30%, 9/25/2031 (a) (b)	200,000	198,500
Security Description	Principal Amount	Value
FRANCE — 1.4%
BNP Paribas SA:
5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (b)	$165,000	$155,925
SOFR + 1.88%, 5.74%, 2/20/2035 (a) (b)	205,000	217,171
Credit Agricole SA VRN, 5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.60%, 6.70%, 9/23/2034 (a) (b) (c)	210,000	209,494
		582,590
GERMANY — 1.0%
Deutsche Bank AG:
5 yr. USD ICE Swap + 5.00%, 7.50%, 4/30/2025 (b)	200,000	199,636
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	90,000	80,134
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	125,000	121,076
		400,846
IRELAND — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	90,000	81,111
Bank of Ireland Group PLC 1 yr. CMT + 2.65%, 6.25%, 9/16/2026 (a) (b)	165,000	167,175
		248,286
ITALY — 1.6%
Intesa Sanpaolo SpA 1 yr. CMT + 4.40%, 8.25%, 11/21/2033 (a) (b)	200,000	232,282
Telecom Italia Capital SA 7.72%, 6/4/2038	9,000	9,599
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	406,000	433,007
		674,888
JAPAN — 0.5%
NTT Finance Corp. 5.14%, 7/2/2031 (a)	200,000	206,880
NETHERLANDS — 0.5%
ING Groep NV SOFR + 1.56%, 6.48%, 9/11/2027 (b)	200,000	202,512
NEW ZEALAND — 0.5%
ANZ Bank New Zealand Ltd. 5 yr. CMT + 1.50%, 5.90%, 7/10/2034 (a) (b)	200,000	206,986
SOUTH AFRICA — 0.5%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	200,000	208,806

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SPAIN — 2.6%
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029	$200,000	$207,720
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	200,000	212,254
Series 9, 5 yr. CMT + 5.19%, 6.50%, 3/5/2025 (b)	200,000	199,798
Banco Santander SA 6.35%, 3/14/2034	200,000	214,076
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	200,000	212,578
		1,046,426
SWITZERLAND — 0.7%
UBS Group AG SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	214,000	225,115
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	11,000	9,444
7.88%, 5/1/2027 (a)	21,000	20,524
9.50%, 6/1/2028 (a)	31,000	30,267
		285,350
UNITED KINGDOM — 3.0%
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	38,000	38,022
Barclays PLC:
5 yr. CMT + 3.41%, 4.38%, 3/15/2028 (b)	284,000	254,916
SOFR + 3.57%, 7.12%, 6/27/2034 (b)	200,000	222,734
British Telecommunications PLC 9.63%, 12/15/2030	95,000	119,941
HSBC Holdings PLC SOFR + 3.02%, 7.40%, 11/13/2034 (b)	200,000	229,700
NatWest Group PLC VRN, 5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (b)	200,000	178,046
Standard Chartered PLC 1 yr. CMT + 0.95%, 1.82%, 11/23/2025 (a) (b)	165,000	164,129
TechnipFMC PLC 6.50%, 2/1/2026 (a)	25,000	25,077
		1,232,565
UNITED STATES — 49.1%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	100,000	99,025
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	60,000	57,005
Agilent Technologies, Inc. 4.75%, 9/9/2034	210,000	209,572
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	23,000	22,258
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	19,000	18,550
Security Description	Principal Amount	Value
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	$82,000	$74,454
Amazon.com, Inc. 3.10%, 5/12/2051	85,000	63,145
AMC Networks, Inc. 4.25%, 2/15/2029	50,000	36,147
American Express Co. 5.85%, 11/5/2027	35,000	36,760
American International Group, Inc. Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (b)	17,000	17,075
American Tower Corp. 2.30%, 9/15/2031	145,000	124,788
Ameriprise Financial, Inc. 4.50%, 5/13/2032	44,000	44,374
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	46,000	48,098
Amgen, Inc. 4.20%, 3/1/2033	90,000	87,394
ANGI Group LLC 3.88%, 8/15/2028 (a)	58,000	53,202
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	65,000	65,081
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	18,000	16,716
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	13,000	10,368
5.75%, 1/15/2029 (a)	13,000	10,842
APX Group, Inc. 5.75%, 7/15/2029 (a)	55,000	54,447
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	38,000	32,566
Arcosa, Inc. 4.38%, 4/15/2029 (a)	24,000	22,993
ARES Capital Corp. 5.95%, 7/15/2029	85,000	87,275
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	31,000	29,455
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	28,000	26,867
Arthur J Gallagher & Co. 6.50%, 2/15/2034	95,000	106,048
ASGN, Inc. 4.63%, 5/15/2028 (a)	81,000	78,719
AT&T, Inc. 3.80%, 12/1/2057	7,000	5,299
Athene Global Funding 5.62%, 5/8/2026 (a)	140,000	142,192
Avnet, Inc. 5.50%, 6/1/2032	42,000	42,621

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	$153,000	$144,758
Bank of America Corp.:
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	130,000	137,189
Series MTN, SOFR + 1.33%, 6.63%, 4/2/2026 (b)	295,000	296,342
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (b)	140,000	143,674
BGC Group, Inc. 4.38%, 12/15/2025	127,000	125,659
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	124,000	119,680
BlackRock, Inc. 2.10%, 2/25/2032	63,000	54,414
Blackstone Private Credit Fund 2.35%, 11/22/2024	200,000	198,948
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	130,000	124,298
2.85%, 9/30/2028	46,000	41,967
Blue Owl Capital Corp. 8.45%, 11/15/2026 (a)	55,000	57,802
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	100,000	99,870
Blue Owl Finance LLC 6.25%, 4/18/2034 (a)	80,000	83,764
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	45,000	43,501
Boeing Co.:
6.53%, 5/1/2034 (a)	10,000	10,729
6.86%, 5/1/2054 (a)	10,000	10,968
Boise Cascade Co. 4.88%, 7/1/2030 (a)	103,000	99,267
BorgWarner, Inc. 4.95%, 8/15/2029	20,000	20,339
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	23,000	24,616
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	108,000	114,195
Brinker International, Inc. 8.25%, 7/15/2030 (a)	47,000	50,523
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	51,000	50,917
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	204,000	167,798
4.15%, 4/15/2032 (a)	116,000	112,479
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	64,000	62,257
Cadence Design Systems, Inc. 4.70%, 9/10/2034	55,000	55,301
California Resources Corp. 8.25%, 6/15/2029 (a)	25,000	25,497
Security Description	Principal Amount	Value
Carpenter Technology Corp. 7.63%, 3/15/2030	$10,000	$10,466
Caterpillar Financial Services Corp. Series MTN, 3.65%, 8/12/2025	85,000	84,502
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	47,000	38,595
4.50%, 8/15/2030 (a)	85,000	76,942
4.50%, 5/1/2032	33,000	28,523
4.50%, 6/1/2033 (a)	30,000	25,473
4.75%, 2/1/2032 (a)	32,000	28,140
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	16,279
Century Communities, Inc. 3.88%, 8/15/2029 (a)	67,000	62,771
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	9,000	9,171
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a)	9,000	9,451
Cinemark USA, Inc. 7.00%, 8/1/2032 (a)	60,000	62,688
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	9,000	8,893
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	55,000	51,388
CNX Resources Corp. 6.00%, 1/15/2029 (a)	80,000	80,441
Coca-Cola Co. 5.20%, 1/14/2055	135,000	141,591
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	25,000	24,302
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	58,000	52,177
Comcast Corp. 2.99%, 11/1/2063	80,000	50,697
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	63,000	59,584
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	58,000	55,065
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	14,870
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	44,000	38,921
Crown Castle, Inc. 5.80%, 3/1/2034	50,000	53,029
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	113,000	107,820
CVR Energy, Inc. 5.75%, 2/15/2028 (a)	55,000	51,677
DaVita, Inc.:
3.75%, 2/15/2031 (a)	86,000	77,485
4.63%, 6/1/2030 (a)	77,000	73,285

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Diamondback Energy, Inc. 6.25%, 3/15/2033	$85,000	$91,678
Directv Financing LLC 8.88%, 2/1/2030 (a)	45,000	45,335
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	99,000	97,073
Discover Financial Services SOFR + 3.37%, 7.96%, 11/2/2034 (b)	175,000	205,509
DISH DBS Corp. 5.88%, 11/15/2024	180,000	178,808
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	80,000	84,982
Domtar Corp. 6.75%, 10/1/2028 (a)	57,000	52,240
DPL, Inc. 4.35%, 4/15/2029	57,000	54,272
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	119,000	113,831
Duke Energy Corp. 5.80%, 6/15/2054	70,000	73,786
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	39,000	39,403
Eli Lilly & Co. 4.70%, 2/27/2033	73,000	75,067
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	39,000	29,748
Energy Transfer LP:
5.95%, 5/15/2054	125,000	127,940
6.40%, 12/1/2030	140,000	152,404
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	10,000	10,788
Enova International, Inc.:
9.13%, 8/1/2029 (a)	38,000	39,001
11.25%, 12/15/2028 (a)	29,000	31,256
Enstar Group Ltd. 3.10%, 9/1/2031	22,000	19,011
Entergy Arkansas LLC 5.75%, 6/1/2054	40,000	43,046
Enterprise Products Operating LLC:
5.05%, 1/10/2026	65,000	65,761
5.55%, 2/16/2055	70,000	72,319
Enviri Corp. 5.75%, 7/31/2027 (a)	53,000	51,956
ERP Operating LP 4.65%, 9/15/2034	70,000	69,669
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	63,000	60,935
5.25%, 5/15/2026 (a)	64,000	63,990
Fidelity National Financial, Inc. 2.45%, 3/15/2031	34,000	29,471
Fifth Third Bancorp SOFR + 2.19%, 6.36%, 10/27/2028 (b)	135,000	142,208
Security Description	Principal Amount	Value
Fiserv, Inc. 5.45%, 3/15/2034	$145,000	$151,616
Flex Ltd. 5.25%, 1/15/2032	85,000	85,769
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	82,000	71,309
Fortress Transportation & Infrastructure Investors LLC 7.00%, 6/15/2032 (a)	65,000	68,225
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	26,000	22,893
Freedom Mortgage Corp. 12.25%, 10/1/2030 (a)	25,000	28,006
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	42,000	43,138
9.25%, 2/1/2029 (a)	15,000	15,604
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	145,000	144,880
Frontier Communications Holdings LLC:
6.00%, 1/15/2030 (a)	32,000	31,939
6.75%, 5/1/2029 (a)	66,000	66,479
FS KKR Capital Corp. 6.88%, 8/15/2029	65,000	67,641
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	27,000	27,028
Gap, Inc. 3.63%, 10/1/2029 (a)	39,000	35,267
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	45,000	46,085
Gartner, Inc. 3.63%, 6/15/2029 (a)	29,000	27,697
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	57,000	56,499
5.00%, 4/9/2027	68,000	68,732
5.40%, 4/6/2026	125,000	126,569
Genuine Parts Co. 4.95%, 8/15/2029	75,000	76,247
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	33,000	32,390
Global Payments, Inc. 5.40%, 8/15/2032	35,000	35,947
GN Bondco LLC 9.50%, 10/15/2031 (a)	55,000	57,855
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	77,000	72,274
Goldman Sachs Group, Inc.:
5.15%, 5/22/2045	140,000	139,845
SOFR + 1.21%, 5.05%, 7/23/2030 (b)	110,000	112,850
Series X, 5 yr. CMT + 2.81%, 7.50%, 5/10/2029 (b)	140,000	148,721
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	11,000	10,173

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	$10,000	$9,901
Grand Canyon University 4.13%, 10/1/2024	60,000	60,000
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	88,000	90,909
Gray Television, Inc. 5.38%, 11/15/2031 (a)	46,000	28,724
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	22,000	20,455
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	40,000	40,657
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	56,000	51,978
Gulfport Energy Corp. 6.75%, 9/1/2029 (a)	45,000	45,512
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	32,000	30,470
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	18,000	18,142
Hasbro, Inc. 6.05%, 5/14/2034	60,000	63,134
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 4/15/2029 (a)	48,734	48,918
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	54,000	57,938
Hess Midstream Operations LP 6.50%, 6/1/2029 (a)	57,000	58,910
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	102,000	104,630
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	41,000	25,950
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	9,000	9,089
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	10,000	10,450
Interface, Inc. 5.50%, 12/1/2028 (a)	53,000	52,052
International Business Machines Corp. 4.40%, 7/27/2032	80,000	79,907
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	150,000	146,880
REIT, 4.50%, 2/15/2031 (a)	21,000	19,933
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,327
Jackson Financial, Inc. 3.13%, 11/23/2031	165,000	144,453
Jane Street Group/JSG Finance, Inc. 7.13%, 4/30/2031 (a)	75,000	79,483
Security Description	Principal Amount	Value
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	$64,000	$67,411
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	80,000	64,163
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	110,000	112,369
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	47,000	52,303
KB Home:
4.00%, 6/15/2031	8,000	7,415
4.80%, 11/15/2029	68,000	67,310
Kinder Morgan, Inc.:
4.80%, 2/1/2033	85,000	84,328
5.95%, 8/1/2054	90,000	93,434
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	49,000	51,681
LFS Topco LLC 5.88%, 10/15/2026 (a)	52,000	48,890
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	100,000	66,950
Life Time, Inc. 8.00%, 4/15/2026 (a)	40,000	40,368
Lightning Power LLC 7.25%, 8/15/2032 (a)	15,000	15,750
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	35,000	25,639
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	105,000	99,777
Lowe's Cos., Inc. 2.80%, 9/15/2041	95,000	69,733
M/I Homes, Inc. 4.95%, 2/1/2028	10,000	9,829
Madison IAQ LLC 5.88%, 6/30/2029 (a)	38,000	37,026
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	42,000	46,236
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a) (c)	50,000	50,944
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	24,000	25,451
McAfee Corp. 7.38%, 2/15/2030 (a)	41,000	40,004
McCormick & Co., Inc. 4.95%, 4/15/2033	73,000	74,932
Medtronic Global Holdings SCA 4.25%, 3/30/2028	47,000	47,392
Meta Platforms, Inc. 4.95%, 5/15/2033	135,000	141,454
Micron Technology, Inc.:
3.37%, 11/1/2041	58,000	45,009
5.30%, 1/15/2031	60,000	62,357
6.75%, 11/1/2029	80,000	87,912

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	$28,000	$17,553
Moody's Corp.:
2.00%, 8/19/2031	56,000	48,270
5.00%, 8/5/2034	25,000	25,589
Moog, Inc. 4.25%, 12/15/2027 (a)	111,000	107,952
Morgan Stanley:
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	140,000	117,170
SOFR + 1.56%, 5.32%, 7/19/2035 (b)	65,000	67,534
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	30,000	32,212
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	68,000	69,886
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	50,000	52,189
MPLX LP 4.95%, 9/1/2032	60,000	60,227
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	14,000	11,271
5.00%, 10/15/2027	79,000	70,687
MSCI, Inc. 3.63%, 11/1/2031 (a)	25,000	23,010
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	30,000	28,612
Nationstar Mortgage Holdings, Inc. 7.13%, 2/1/2032 (a)	31,000	32,424
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	54,000	54,010
6.25%, 3/1/2030 (a)	13,000	12,985
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	95,000	69,723
4.13%, 10/1/2027 (a)	125,000	125,647
Netflix, Inc. 5.40%, 8/15/2054	20,000	21,130
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a)	47,000	39,574
New Home Co., Inc. 9.25%, 10/1/2029 (a)	15,000	15,806
Newmark Group, Inc. 7.50%, 1/12/2029	102,000	110,198
News Corp. 3.88%, 5/15/2029 (a)	95,000	89,847
NextEra Energy Capital Holdings, Inc. 6.05%, 3/1/2025	31,000	31,135
NextEra Energy Operating Partners LP 7.25%, 1/15/2029 (a)	113,000	119,109
NMG Holding Co., Inc./Neiman Marcus Group LLC 8.50%, 10/1/2028 (a)	28,000	28,477
Security Description	Principal Amount	Value
Nordstrom, Inc. 6.95%, 3/15/2028	$115,000	$119,595
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	79,000	73,663
3.63%, 2/15/2031 (a)	69,000	62,562
Oceaneering International, Inc. 6.00%, 2/1/2028	63,000	63,285
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	94,000	94,529
OneMain Finance Corp. 7.50%, 5/15/2031	57,000	58,692
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	25,000	25,426
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	25,000	24,384
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	28,000	29,355
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	28,000	27,409
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	54,000	51,331
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	10,000	9,697
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	54,000	54,268
Phinia, Inc. 6.75%, 4/15/2029 (a)	105,000	108,587
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	60,000	59,105
Post Holdings, Inc. 6.38%, 3/1/2033 (a)	79,000	80,319
PPL Capital Funding, Inc. 5.25%, 9/1/2034	15,000	15,442
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.88%, 9/1/2031 (a)	43,000	29,354
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	28,000	28,855
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	56,000	57,057
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	45,000	46,772
Public Storage Operating Co. 2.25%, 11/9/2031	44,000	38,249
QUALCOMM, Inc. 5.40%, 5/20/2033	130,000	140,126
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	45,000	48,589
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	27,000	26,678
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	95,000	89,472

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Roper Technologies, Inc. 4.75%, 2/15/2032	$280,000	$283,150
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	7,000	7,055
5.50%, 4/1/2028 (a)	10,000	10,126
5.63%, 9/30/2031 (a)	75,000	75,969
7.50%, 10/15/2027	7,000	7,513
S&S Holdings LLC 8.38%, 10/1/2031 (a) (c)	15,000	15,099
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	31,000	30,505
11.25%, 12/15/2027 (a)	32,000	33,245
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	110,000	104,293
Seagate HDD Cayman:
8.50%, 7/15/2031	61,000	66,553
9.63%, 12/1/2032	47,000	54,557
Sempra 3.70%, 4/1/2029	22,000	21,336
Service Corp. International 5.75%, 10/15/2032	14,000	14,090
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	28,000	21,954
5.50%, 3/1/2030 (a)	19,000	13,725
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	39,000	39,362
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	56,000	58,206
Southern Co. 5.15%, 10/6/2025	175,000	176,248
Southwestern Public Service Co. 6.00%, 6/1/2054	25,000	27,379
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	49,000	46,804
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	145,000	141,316
6.00%, 4/15/2030 (a) (c)	97,000	97,026
Steelcase, Inc. 5.13%, 1/18/2029	101,000	99,243
StoneMor, Inc. 8.50%, 5/15/2029 (a)	22,000	19,633
Stryker Corp. 4.63%, 9/11/2034	130,000	130,533
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	50,000	52,315
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	21,000	19,073
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a)	20,000	18,664
11.75%, 10/1/2028 (a)	35,000	33,458
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	31,000	32,357
Synchrony Financial 7.25%, 2/2/2033	63,000	65,570
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	105,000	114,478
Security Description	Principal Amount	Value
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	$83,000	$84,390
5.88%, 6/15/2027 (a)	31,000	31,655
TEGNA, Inc. 5.00%, 9/15/2029	61,000	58,106
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	55,000	48,993
4.00%, 4/15/2029 (a)	54,000	50,319
Texas Instruments, Inc. 4.90%, 3/14/2033	94,000	98,476
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	12,000	11,197
T-Mobile USA, Inc. 4.70%, 1/15/2035	70,000	69,775
TMS International Corp. 6.25%, 4/15/2029 (a)	26,000	24,734
TopBuild Corp. 3.63%, 3/15/2029 (a)	63,000	58,691
TransDigm, Inc.:
6.00%, 1/15/2033 (a)	55,000	55,779
6.88%, 12/15/2030 (a)	63,000	65,974
7.13%, 12/1/2031 (a)	35,000	37,013
TreeHouse Foods, Inc. 4.00%, 9/1/2028	33,000	30,533
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	94,000	95,721
Tronox, Inc. 4.63%, 3/15/2029 (a)	22,000	20,537
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	22,000	24,529
U.S. Foods, Inc. 5.75%, 4/15/2033 (a) (c)	49,000	49,061
Uber Technologies, Inc. 8.00%, 11/1/2026 (a)	41,000	41,087
Unisys Corp. 6.88%, 11/1/2027 (a)	49,000	47,285
United Airlines Pass-Through Trust:
Series 2020-1, Class A, 5.88%, 4/15/2029	20,621	21,057
Series 2020-1, Class B, 4.88%, 7/15/2027	69,607	68,974
United Airlines, Inc. 4.63%, 4/15/2029 (a)	10,000	9,662
United Parcel Service, Inc. 4.88%, 3/3/2033	104,000	107,582
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	47,000	45,509
Urban One, Inc. 7.38%, 2/1/2028 (a)	37,000	26,421
USI, Inc. 7.50%, 1/15/2032 (a)	24,000	24,871
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	35,000	32,833
Verizon Communications, Inc.:
2.85%, 9/3/2041	24,000	18,048

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 3/22/2051	$61,000	$47,276
4.78%, 2/15/2035 (a)	126,000	125,810
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	105,000	101,587
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	54,000	56,701
Viasat, Inc. 7.50%, 5/30/2031 (a)	39,000	26,851
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	65,000	57,379
Virginia Electric & Power Co. 5.05%, 8/15/2034	25,000	25,678
Virtusa Corp. 7.13%, 12/15/2028 (a)	28,000	26,541
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	15,000	14,524
5.00%, 7/31/2027 (a)	99,000	98,366
5.63%, 2/15/2027 (a)	28,000	27,964
6.88%, 4/15/2032 (a)	10,000	10,527
7.75%, 10/15/2031 (a)	9,000	9,687
Warnermedia Holdings, Inc. 6.41%, 3/15/2026	58,000	58,006
Wayfair LLC 7.25%, 10/31/2029 (a) (c)	55,000	56,332
Wells Fargo & Co.:
5 yr. CMT + 2.77%, 6.85%, 9/15/2029 (b)	130,000	135,703
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	73,000	75,727
Series MTN, SOFR + 1.07%, 6.28%, 4/22/2028 (b)	140,000	140,574
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	7,000	7,714
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	11,628
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	26,000	26,254
Windstream Escrow LLC/Windstream Escrow Finance Corp.:
7.75%, 8/15/2028 (a)	10,000	10,004
8.25%, 10/1/2031 (a) (c)	10,000	10,185
Xerox Holdings Corp. 5.50%, 8/15/2028 (a)	65,000	55,498
XPO, Inc. 7.13%, 6/1/2031 (a)	101,000	105,852
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	10,000	10,447
		20,100,838
TOTAL CORPORATE BONDS & NOTES (Cost $26,364,005)		26,918,575
Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 4.6%
AMMC CLO 15 Ltd. Series 2014-15A, Class BR3, 3 mo. USD Term SOFR + 1.91%, 7.21%, 1/15/2032 (a) (b)	$250,000	$249,775
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 mo. USD Term SOFR + 2.36%, 7.66%, 1/15/2031 (a) (b)	255,000	255,466
Clover CLO LLC Series 2018-1A, Class B1RR, 3 mo. USD Term SOFR + 1.95%, 7.27%, 4/20/2037 (a) (b)	250,000	250,775
Greywolf CLO VI Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.29%, 6.57%, 4/26/2031 (a) (b)	146,089	146,249
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 7.14%, 7/20/2031 (a) (b)	250,000	249,775
OHA Credit Funding 6 Ltd. Series 2020-6A, Class AR, 3 mo. USD Term SOFR + 1.40%, 6.68%, 7/20/2034 (a) (b)	250,000	250,265
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	245,782	240,909
Post CLO Ltd. Series 2023-1A, Class B1, 3 mo. USD Term SOFR + 2.50%, 7.78%, 4/20/2036 (a) (b)	250,000	252,026
TOTAL ASSET-BACKED SECURITIES (Cost $1,876,651)		1,895,240
	Shares
CONVERTIBLE BONDS — 0.6%
SINGAPORE — 0.0% (d)
Sea Ltd. 2.38%, 12/1/2025	5,000	6,005
UNITED STATES — 0.6%
Axon Enterprise, Inc. 0.50%, 12/15/2027	5,000	8,986
BofA Finance LLC 0.60%, 5/25/2027	5,000	5,542
Booking Holdings, Inc. 0.75%, 5/1/2025	5,000	11,186
Carnival Corp. 5.75%, 12/1/2027	5,000	8,067
CyberArk Software Ltd. 11/15/2024	6,000	11,117
Datadog, Inc. 0.13%, 6/15/2025	10,000	12,971

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
FirstEnergy Corp. 4.00%, 5/1/2026	5,000	$5,238
Fluor Corp. 1.13%, 8/15/2029	5,000	6,111
Guidewire Software, Inc. 1.25%, 3/15/2025	5,000	8,028
Insulet Corp. 0.38%, 9/1/2026	5,000	5,979
Itron, Inc. 1.38%, 7/15/2030 (a)	5,000	5,310
Liberty Media Corp.-Liberty Formula One 2.25%, 8/15/2027	10,000	10,979
Meritage Homes Corp. 1.75%, 5/15/2028 (a)	5,000	5,707
MKS Instruments, Inc. 1.25%, 6/1/2030 (a)	10,000	10,003
Nutanix, Inc. 0.25%, 10/1/2027	5,000	5,981
Parsons Corp. 2.63%, 3/1/2029 (a)	5,000	6,290
Seagate HDD Cayman 3.50%, 6/1/2028	5,000	7,185
Stem, Inc. 0.50%, 12/1/2028 (a)	151,000	44,119
TransMedics Group, Inc. 1.50%, 6/1/2028	5,000	9,224
Tyler Technologies, Inc. 0.25%, 3/15/2026	5,000	6,125
Uber Technologies, Inc. 0.88%, 12/1/2028 (a)	10,000	12,526
Western Digital Corp. 3.00%, 11/15/2028 (a)	5,000	7,408
		214,082
TOTAL CONVERTIBLE BONDS (Cost $262,058)		220,087
	Principal Amount
SENIOR FLOATING RATE LOANS — 21.7%
ADVERTISING SERVICES — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.36%, 8/23/2028 (b)	$28,144	28,119
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.40%, 4/11/2029 (b)	128,697	121,159
		149,278
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 3.25%, 7.84%, 2/28/2031 (b)	39,800	39,690
Security Description	Principal Amount	Value
AIR FREIGHT & LOGISTICS — 0.2%
Rand Parent LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.07%, 3/17/2030 (b)	$94,563	$94,846
AIRLINES — 0.6%
American Airlines, Inc.:
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.29%, 4/20/2028 (b)	82,500	84,940
2023 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.77%, 6/4/2029 (b)	115,000	114,281
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.03%, 10/20/2027 (b)	43,050	43,901
		243,122
APPAREL — 0.9%
S&S Holdings LLC, 2024 Term Loan (e)	384,000	381,301
AUTO COMPONENTS — 0.3%
USI, Inc.:
2024 Term Loan (2029), 3 mo. USD Term SOFR + 2.75%, 8.08%, 11/22/2029 (b)	98,012	97,835
2024 Term Loan (2030), 3 mo. USD Term SOFR + 2.75%, 8.08%, 9/27/2030 (b)	21,781	21,740
		119,575
AUTO PARTS & EQUIPMENT — 0.3%
First Brands Group LLC:
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.87%, 3/30/2027 (b)	63,217	62,654
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.51%, 3/30/2027 (b)	48,945	48,517
		111,171
BROADCAST SERV/PROGRAM — 0.2%
EW Scripps Co., 2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 7.92%, 5/1/2026 (b)	72,746	71,027
BUILDING MATERIALS — 1.1%
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.75%, 3/28/2031 (b)	443,445	444,769
BUILDING PRODUCTS — 0.5%
EMRLD Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.56%, 5/31/2030 (b)	189,372	189,231

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 4/29/2029 (b)	$30,380	$30,047
		219,278
CHEMICALS — 1.1%
Aruba Investments Holdings LLC, 2020 USD Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.35%, 11/24/2027 (b)	127,696	127,253
Bakelite U.S. Holdco, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.83%, 5/29/2029 (b)	32,417	32,548
LSF11 A5 HoldCo LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.86%, 10/15/2028 (b)	108,700	108,632
Olympus Water U.S. Holding Corp.:
2024 EUR Term Loan B (e)	107,000	119,567
2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.85%, 6/20/2031 (b)	48,690	48,751
		436,751
COMMERCIAL SERVICES — 1.9%
Boost Newco Borrower LLC, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.75%, 1/31/2031 (b)	266,000	266,443
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.00%, 1/31/2031 (b)	111,240	111,211
Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.75%, 2/8/2028 (b)	96,174	96,134
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.34%, 3/12/2029 (b)	93,295	93,578
Nuvei Technologies Corp., 2024 Term Loan B1 (e)	135,114	133,791
VM Consolidated, Inc., 2024 Term Loan B2 (e)	58,739	58,910
		760,067
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Asurion LLC, 2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.20%, 8/19/2028 (b)	148,623	146,659
Security Description	Principal Amount	Value
COMMUNICATIONS EQUIPMENT — 0.2%
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.61%, 4/6/2026 (b)	$102,348	$99,384
COMPUTERS — 0.7%
Fortress Intermediate 3, Inc, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.00%, 6/27/2031 (b)	156,000	155,902
NCR Atleos LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.10%, 3/27/2029 (b)	137,541	139,317
		295,219
CONSTRUCTION & ENGINEERING — 0.4%
Service Logic Acquisition, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.46%, 10/29/2027 (b)	75,000	75,305
VM Consolidated, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.00%, 3/24/2028 (b)	77,851	78,078
		153,383
CONTAINERS & PACKAGING — 0.2%
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.83%, 8/4/2027 (b)	103,242	103,259
DISTRIBUTION/WHOLESALE — 0.2%
Gates Global LLC, 2024 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.50%, 6/4/2031 (b)	88,207	88,479
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Paysafe Holdings U.S. Corp., USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 8.11%, 6/28/2028 (b)	155,072	154,394
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 4.75%, 9.25%, 1/30/2031 (b)	72,545	73,080
Lorca Holdco Ltd.:
2024 EUR Term Loan B3 (e)	173,000	193,558
2024 USD Term Loan (e)	60,695	60,910
		327,548

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 0.8%
Alpha Generation LLC, Term Loan B (e)	$127,000	$127,181
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/1/2031 (b)	209,475	211,701
		338,882
ENERGY-ALTERNATE SOURCES — 0.2%
Array Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.68%, 10/14/2027 (b)	85,997	86,050
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Agiliti Health, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.33%, 5/1/2030 (b)	154,958	150,890
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.25%, 9/29/2028 (b)	62,370	62,409
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.00%, 10/23/2028 (b)	49,818	49,895
		263,194
HEALTH CARE PROVIDERS & SERVICES — 1.0%
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.61%, 9/29/2028 (b)	291,000	291,380
LifePoint Health, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.05%, 11/16/2028 (b)	119,379	119,468
		410,848
HOTELS, RESTAURANTS & LEISURE — 0.5%
19th Holdings Golf LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.70%, 2/7/2029 (b)	153,256	150,574
Caesars Entertainment, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.00%, 2/6/2030 (b)	42,513	42,596
		193,170
INSURANCE — 0.7%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.25%, 7/31/2031 (b)	216,337	216,181
Security Description	Principal Amount	Value
Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.58%, 5/6/2031 (b)	$74,000	$74,008
		290,189
INTERNET & TELECOM — 0.6%
Endure Digital, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.96%, 2/10/2028 (b)	98,072	86,959
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.50%, 5/3/2028 (b)	107,637	107,084
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.25%, 8/31/2028 (b)	73,339	73,387
		267,430
INVESTMENT COMPANIES — 0.2%
Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/6/2032 (b)	73,000	74,369
IT SERVICES — 0.1%
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.25%, 8/18/2028 (b)	6,947	6,986
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.86%, 6/2/2028 (b)	23,251	23,078
		30,064
LEISURE TIME — 0.2%
Carnival Corp., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 8.00%, 8/8/2027 (b)	77,719	78,035
MEDIA — 0.9%
Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 4.25%, 9.54%, 3/22/2031 (b)	55,599	55,787
Directv Financing LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.61%, 8/2/2029 (b)	217,400	214,410
McGraw-Hill Global Education Holdings LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.23%, 8/6/2031 (b)	109,623	110,172
		380,369
PHARMACEUTICALS — 0.6%
IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.08%, 12/12/2028 (b)	77,416	77,626

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.50%, 5/5/2028 (b)	$91,426	$91,434
Organon & Co., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.84%, 5/19/2031 (b)	75,713	75,713
		244,773
PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.03%, 1/18/2029 (b)	124,392	124,427
RETAIL — 0.3%
CWGS Group LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.89%, 6/3/2028 (b)	119,075	114,237
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
Altar Bidco, Inc., 2021 Term Loan, 1 yr. USD Term SOFR + 3.10%, 7.95%, 2/1/2029 (b)	129,679	129,973
SOFTWARE — 2.4%
BCPE Pequod Buyer, Inc., USD Term Loan B (e)	224,000	223,276
Genuine Financial Holdings LLC, 2024 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.33%, 9/27/2030 (b)	119,790	119,191
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.83%, 7/1/2031 (b)	195,000	187,140
Open Text Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.50%, 1/31/2030 (b)	110,394	110,927
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.00%, 10/28/2030 (b)	142,409	142,887
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/17/2027 (b)	44,970	42,140
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.86%, 12/17/2027 (b)	70,658	66,212
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.55%, 2/10/2031 (b)	99,875	100,000
		991,773
SPECIALTY RETAIL — 0.8%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.85%, 4/17/2028 (b)	124,827	99,051
Security Description	Principal Amount	Value
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.10%, 2/11/2028 (b)	$218,066	$216,527
		315,578
TRANSPORT-SERVICES — 0.3%
PODS LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.51%, 3/31/2028 (b)	118,087	111,947
TOTAL SENIOR FLOATING RATE LOANS (Cost $8,918,203)		8,884,508
Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.8%
SPDR Blackstone Senior Loan ETF (f) (Cost $ 740,997)	17,706	$739,403
Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $95,196)	$96,158	86,416
	Shares
SHORT-TERM INVESTMENT — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h) (Cost $2,773,863)	2,773,863	2,773,863
TOTAL INVESTMENTS — 101.4% (Cost $41,030,973)		41,518,092
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(565,769)
NET ASSETS — 100.0%		$40,952,323

See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 38.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At September 30, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank NA	EUR174,000	193,997	10/28/2024	$(404)
Royal Bank of Canada	EUR107,000	119,437	10/31/2024	(124)
Total				$(528)

EUR	Euro

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond Futures (long)	6	12/19/2024	$748,043	$745,125	$(2,918)
5 Yr. U.S. Treasury Note Futures (long)	15	12/31/2024	1,647,065	1,648,243	1,178
2 Yr. U.S. Treasury Note Futures (long)	47	12/31/2024	9,797,375	9,787,383	(9,992)
Ultra U.S. Treasury Bond Futures (long)	2	12/19/2024	268,031	266,187	(1,844)
					$(13,576)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$26,918,575	$—	$26,918,575
See accompanying notes to Schedule of Investments.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
Schedule of Investments  (continued)
September 30, 2024 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$1,895,240	$—	$1,895,240
Commercial Mortgage Backed Securities	—	86,416	—	86,416
Convertible Bonds	—	220,087	—	220,087
Mutual Funds and Exchange Traded Products	739,403	—	—	739,403
Senior Floating Rate Loans	—	8,884,508	—	8,884,508
Short-Term Investment	2,773,863	—	—	2,773,863
TOTAL INVESTMENTS	$3,513,266	$38,004,826	$—	$41,518,092
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	$—	$(528)	$—	$(528)
Futures Contracts - Unrealized Depreciation	(14,754)	—	—	(14,754)
Futures Contracts - Unrealized Appreciation	1,178	—	—	1,178
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(13,576)	$(528)	$—	$(14,104)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
SPDR Blackstone Senior Loan ETF	40,506	$1,693,151	$—	$945,830	$(949)	$(6,969)	17,706	$739,403	$29,984
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,127,724	2,127,724	7,218,495	6,572,356	—	—	2,773,863	2,773,863	32,476
Total		$3,820,875	$7,218,495	$7,518,186	$(949)	$(6,969)		$3,513,266	$62,460
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2024, is disclosed in the Fund's respective Schedules of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended September 30, 2024, the SPDR SSGA Ultra Short Term Bond ETF and SPDR Loomis Sayles Opportunistic Bond ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in marketvalue is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counter parties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended September 30, 2024, the SPDR Loomis Sayles Opportunistic Bond ETF entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Option Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin depositin cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upwardfrom less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended September 30, 2024, the SPDR SSGA US Equity Premium Income ETF entered into option contracts.
Loan Agreements
The Blackstone Senior Loan ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR Loomis Sayles Opportunistic Bond ETF and SPDR Blackstone High Income ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2024, are disclosed in the Funds' respective Schedules of Investments.